Schedule of Investments(a)
Invesco ESG S&P 500 Equal Weight ETF (RSPE)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Communication Services-4.77%
Alphabet, Inc., Class A(b)	252	$25,449
Alphabet, Inc., Class C(b)	225	22,826
AT&T, Inc.	3,177	61,253
Comcast Corp., Class A	1,528	55,986
Electronic Arts, Inc.	424	55,451
Interpublic Group of Cos., Inc. (The)	1,918	65,903
Omnicom Group, Inc.	791	63,090
Take-Two Interactive Software, Inc.(b)	442	46,715
Verizon Communications, Inc.	1,300	50,674
Walt Disney Co. (The)(b)	476	46,586
		493,933
Consumer Discretionary-11.97%
Aptiv PLC(b)	578	61,655
Best Buy Co., Inc.	732	62,440
Darden Restaurants, Inc.	415	61,001
Dollar Tree, Inc.(b)	373	56,058
eBay, Inc.	1,188	53,983
Etsy, Inc.(b)(c)	496	65,517
General Motors Co.	1,329	53,904
Hasbro, Inc.	669	42,026
Hilton Worldwide Holdings, Inc.	406	57,904
Home Depot, Inc. (The)	179	57,994
Lowe’s Cos., Inc.	265	56,326
Marriott International, Inc., Class A	339	56,054
McDonald’s Corp.	206	56,195
Newell Brands, Inc.	3,120	40,466
NIKE, Inc., Class B	492	53,967
Royal Caribbean Cruises Ltd.(b)(c)	1,223	73,294
Starbucks Corp.	603	61,627
Target Corp.	310	51,792
TJX Cos., Inc. (The)	810	64,840
VF Corp.	1,262	41,419
Whirlpool Corp.(c)	343	50,260
Yum! Brands, Inc.	461	59,312
		1,238,034
Consumer Staples-6.55%
Archer-Daniels-Midland Co.	610	59,475
Campbell Soup Co.	1,078	57,856
Colgate-Palmolive Co.	679	52,609
Estee Lauder Cos., Inc. (The), Class A	216	50,931
General Mills, Inc.	697	59,454
Hershey Co. (The)	233	54,794
Kellogg Co.	727	53,035
Kraft Heinz Co. (The)	1,428	56,192
McCormick & Co., Inc.	627	53,408
Mondelez International, Inc., Class A	870	58,821
Walgreens Boots Alliance, Inc.	1,479	61,378
Walmart, Inc.	391	59,596
		677,549
Financials-14.93%
Aflac, Inc.	875	62,939
Allstate Corp. (The)	426	57,041
American Express Co.	350	55,157
American International Group, Inc.	998	62,984
Bank of America Corp.	1,590	60,181
Bank of New York Mellon Corp. (The)	1,259	57,788
Capital One Financial Corp.	507	52,343
Citigroup, Inc.	1,100	53,251
Comerica, Inc.	649	46,559
	Shares	Value
Financials-(continued)
Fifth Third Bancorp	1,568	$57,012
Hartford Financial Services Group, Inc. (The)	810	61,860
Invesco Ltd.(d)	3,232	61,764
JPMorgan Chase & Co.	460	63,563
KeyCorp	3,022	56,844
Lincoln National Corp.	1,117	43,496
MetLife, Inc.	805	61,743
Moody’s Corp.	181	53,987
Morgan Stanley	611	56,866
Nasdaq, Inc.	853	58,396
Northern Trust Corp.	555	51,676
Principal Financial Group, Inc.	706	63,314
Prudential Financial, Inc.	557	60,173
Regions Financial Corp.	2,473	57,398
S&P Global, Inc.	146	51,509
State Street Corp.	765	60,948
U.S. Bancorp	1,167	52,970
Willis Towers Watson PLC	253	62,278
		1,544,040
Health Care-14.96%
Abbott Laboratories	508	54,651
AbbVie, Inc.	384	61,893
Agilent Technologies, Inc.	406	62,922
Amgen, Inc.	217	62,149
Baxter International, Inc.	909	51,386
Becton, Dickinson and Co.	206	51,364
Biogen, Inc.(b)	264	80,565
Boston Scientific Corp.(b)	1,284	58,127
Cigna Corp.	184	60,516
CVS Health Corp.	531	54,098
DaVita, Inc.(b)	588	43,353
Edwards Lifesciences Corp.(b)	575	44,419
Elevance Health, Inc.	109	58,088
Gilead Sciences, Inc.	821	72,108
Hologic, Inc.(b)	789	60,090
Humana, Inc.	110	60,489
Illumina, Inc.(b)	260	56,701
Medtronic PLC	611	48,293
Merck & Co., Inc.	612	67,393
Mettler-Toledo International, Inc.(b)	43	63,191
Moderna, Inc.(b)	396	69,660
Quest Diagnostics, Inc.	418	63,465
Regeneron Pharmaceuticals, Inc.(b)	89	66,901
UnitedHealth Group, Inc.	102	55,872
Vertex Pharmaceuticals, Inc.(b)	187	59,167
Waters Corp.(b)	175	60,655
		1,547,516
Industrials-15.06%
American Airlines Group, Inc.(b)	3,864	55,758
Caterpillar, Inc.	297	70,214
CSX Corp.	1,675	54,756
Cummins, Inc.	247	62,037
Deere & Co.	145	63,945
Dover Corp.	411	58,341
Emerson Electric Co.	648	62,059
Fortive Corp.	823	55,594
IDEX Corp.	256	60,797
Illinois Tool Works, Inc.	262	59,597
Ingersoll Rand, Inc.	1,093	58,989
J.B. Hunt Transport Services, Inc.	310	57,006
Johnson Controls International PLC	935	62,121
See accompanying notes which are an integral part of this schedule.

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Norfolk Southern Corp.	219	$56,173
PACCAR, Inc.	601	63,652
Pentair PLC	1,174	53,734
Republic Services, Inc.	361	50,284
Rockwell Automation, Inc.	220	58,128
Stanley Black & Decker, Inc.	604	49,359
Trane Technologies PLC	331	59,057
Union Pacific Corp.	232	50,444
United Parcel Service, Inc., Class B	273	51,796
United Rentals, Inc.(b)	180	63,545
Verisk Analytics, Inc.	277	50,888
W.W. Grainger, Inc.	92	55,482
Waste Management, Inc.	306	51,322
Xylem, Inc.	556	62,467
		1,557,545
Information Technology-16.89%
Accenture PLC, Class A	187	56,274
Adobe, Inc.(b)	141	48,635
Advanced Micro Devices, Inc.(b)	674	52,323
Akamai Technologies, Inc.(b)	591	56,062
ANSYS, Inc.(b)	213	54,166
Applied Materials, Inc.	580	63,568
Arista Networks, Inc.(b)	440	61,292
Autodesk, Inc.(b)	259	52,305
Cisco Systems, Inc.	1,187	59,018
Gen Digital, Inc.	2,332	53,543
Hewlett Packard Enterprise Co.	4,034	67,691
HP, Inc.	1,944	58,398
Intel Corp.	1,747	52,532
Intuit, Inc.	121	49,318
Juniper Networks, Inc.	1,902	63,222
Keysight Technologies, Inc.(b)	314	56,799
Lam Research Corp.	124	58,575
Mastercard, Inc., Class A	162	57,737
Micron Technology, Inc.	973	56,093
Microsoft Corp.	207	52,814
Motorola Solutions, Inc.	214	58,251
NVIDIA Corp.	389	65,830
Oracle Corp.	717	59,532
QUALCOMM, Inc.	414	52,367
Roper Technologies, Inc.	132	57,933
salesforce.com, inc.(b)	348	55,767
ServiceNow, Inc.(b)	119	49,540
TE Connectivity Ltd. (Switzerland)	422	53,223
Texas Instruments, Inc.	321	57,928
Tyler Technologies, Inc.(b)	143	49,012
Visa, Inc., Class A(c)	267	57,939
		1,747,687
Materials-6.15%
Air Products and Chemicals, Inc.	210	65,134
Albemarle Corp.	190	52,818
CF Industries Holdings, Inc.	520	56,259
Dow, Inc.	1,083	55,201
Ecolab, Inc.	309	46,297
Freeport-McMoRan, Inc.	1,875	74,625
	Shares	Value
Materials-(continued)
Linde PLC (United Kingdom)	186	$62,585
LyondellBasell Industries N.V., Class A	654	55,597
Mosaic Co. (The)	1,005	51,556
Newmont Corp.	1,257	59,670
PPG Industries, Inc.	418	56,522
		636,264
Real Estate-6.05%
Boston Properties, Inc.	645	46,492
CBRE Group, Inc., Class A(b)	665	52,934
Digital Realty Trust, Inc.	433	48,695
Healthpeak Properties, Inc.	1,993	52,336
Host Hotels & Resorts, Inc.	3,037	57,521
Iron Mountain, Inc.	1,012	54,982
Kimco Realty Corp.	2,454	56,246
Prologis, Inc.	417	49,118
Regency Centers Corp.	858	56,997
Ventas, Inc.	1,097	51,043
Welltower, Inc.	679	48,229
Weyerhaeuser Co.	1,581	51,715
		626,308
Utilities-2.47%
American Water Works Co., Inc.	349	52,964
Consolidated Edison, Inc.	530	51,961
Edison International	780	51,995
Eversource Energy	584	48,390
Sempra Energy	305	50,688
		255,998
Total Common Stocks & Other Equity Interests (Cost $10,462,160)		10,324,874
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $4,608)	4,608	4,608
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $10,466,768)		10,329,482
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.13%
Invesco Private Government Fund, 3.83%(d)(e)(f)	61,637	61,637
Invesco Private Prime Fund, 4.15%(d)(e)(f)	158,432	158,464
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $220,088)		220,101
TOTAL INVESTMENTS IN SECURITIES-101.97% (Cost $10,686,856)		10,549,583
OTHER ASSETS LESS LIABILITIES-(1.97)%		(204,001)
NET ASSETS-100.00%		$10,345,582

See accompanying notes which are an integral part of this schedule.

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
November 30, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Invesco Ltd.	$48,191	$11,129	$(5,304)	$8,047	$(299)	$61,764	$539
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	5,917	111,797	(113,106)	-	-	4,608	23
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,739	248,560	(204,662)	-	-	61,637	227*
Invesco Private Prime Fund	45,613	565,578	(452,735)	13	(4)	158,464	622*
Total	$117,460	$937,064	$(775,807)	$8,060	$(303)	$286,473	$1,411

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Communication Services-2.95%
Activision Blizzard, Inc.	49	$3,624
Alphabet, Inc., Class A(b)	20	2,020
Alphabet, Inc., Class C(b)	17	1,725
Altice USA, Inc., Class A(b)	336	1,532
AT&T, Inc.	177	3,413
Cable One, Inc.	3	2,173
Charter Communications, Inc., Class A(b)	8	3,130
Comcast Corp., Class A	86	3,151
DISH Network Corp., Class A(b)	170	2,728
Electronic Arts, Inc.	27	3,531
Fox Corp., Class A	75	2,434
Fox Corp., Class B	35	1,068
Frontier Communications Parent, Inc.(b)(c)	141	3,634
Interpublic Group of Cos., Inc. (The)	119	4,089
Liberty Media Corp.-Liberty SiriusXM, Class A(b)(c)	30	1,315
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	62	2,717
Lumen Technologies, Inc.(c)	314	1,718
New York Times Co. (The), Class A	110	4,031
News Corp., Class A	166	3,179
News Corp., Class B(c)	52	1,011
Nexstar Media Group, Inc., Class A	22	4,170
Omnicom Group, Inc.	52	4,147
Paramount Global, Class A	2	46
Paramount Global, Class B(c)	114	2,289
Sirius XM Holdings, Inc.(c)	596	3,868
T-Mobile US, Inc.(b)	28	4,241
Verizon Communications, Inc.	73	2,846
World Wrestling Entertainment, Inc., Class A(c)	56	4,473
		78,303
Consumer Discretionary-13.20%
Advance Auto Parts, Inc.	20	3,020
Amazon.com, Inc.(b)	31	2,993
Aptiv PLC(b)	35	3,733
Aramark(c)	110	4,576
AutoNation, Inc.(b)(c)	31	3,841
AutoZone, Inc.(b)	2	5,158
Bath & Body Works, Inc.	95	4,038
Best Buy Co., Inc.	47	4,009
BorgWarner, Inc.	94	3,996
Boyd Gaming Corp.	65	3,986
Brunswick Corp.	51	3,784
Capri Holdings Ltd.(b)	76	4,359
CarMax, Inc.(b)(c)	38	2,636
Carter’s, Inc.	49	3,579
Chipotle Mexican Grill, Inc.(b)	3	4,881
Choice Hotels International, Inc.(c)	30	3,697
Churchill Downs, Inc.	19	4,217
Columbia Sportswear Co.	49	4,390
D.R. Horton, Inc.	50	4,300
Darden Restaurants, Inc.	31	4,557
Deckers Outdoor Corp.(b)	15	5,983
Dick’s Sporting Goods, Inc.	49	5,859
Dollar General Corp.	18	4,602
Dollar Tree, Inc.(b)	24	3,607
Domino’s Pizza, Inc.	11	4,276
eBay, Inc.	80	3,635
Expedia Group, Inc.(b)	30	3,205
Five Below, Inc.(b)(c)	30	4,826
Floor & Decor Holdings, Inc., Class A(b)(c)	50	3,732
Ford Motor Co.	277	3,850
Garmin Ltd.	36	3,348
	Shares	Value
Consumer Discretionary-(continued)
General Motors Co.	98	$3,975
Gentex Corp.	123	3,555
Genuine Parts Co.	28	5,133
Grand Canyon Education, Inc.(b)	43	4,862
H&R Block, Inc.	106	4,633
Hanesbrands, Inc.(c)	317	2,130
Harley-Davidson, Inc.	111	5,231
Hasbro, Inc.	42	2,638
Home Depot, Inc. (The)	13	4,212
Kohl’s Corp.	94	3,016
Lear Corp.	27	3,894
Leggett & Platt, Inc.(c)	97	3,454
Lennar Corp., Class A	45	3,952
Lennar Corp., Class B	3	218
Leslie’s, Inc.(b)(c)	194	2,832
Lithia Motors, Inc., Class A	13	3,111
LKQ Corp.	74	4,020
Lowe’s Cos., Inc.	20	4,251
lululemon athletica, inc.(b)	13	4,944
Macy’s, Inc.	161	3,784
Marriott Vacations Worldwide Corp.	26	3,873
Mattel, Inc.(b)	154	2,807
McDonald’s Corp.	15	4,092
MGM Resorts International	110	4,055
Mohawk Industries, Inc.(b)	27	2,736
Newell Brands, Inc.	175	2,270
NIKE, Inc., Class B	32	3,510
Nordstrom, Inc.(c)	147	3,083
NVR, Inc.(b)	1	4,639
O’Reilly Automotive, Inc.(b)	6	5,187
Penske Automotive Group, Inc.(c)	33	4,173
Petco Health & Wellness Co., Inc.(b)(c)	241	2,661
Polaris, Inc.	38	4,334
Pool Corp.	10	3,294
PulteGroup, Inc.	84	3,762
PVH Corp.	53	3,561
Ralph Lauren Corp.	37	4,185
Ross Stores, Inc.	47	5,530
Service Corp. International	54	3,858
Six Flags Entertainment Corp.(b)	129	3,108
Skechers U.S.A., Inc., Class A(b)	96	4,048
Starbucks Corp.	51	5,212
Tapestry, Inc.	110	4,155
Target Corp.	24	4,010
Tempur Sealy International, Inc.	153	4,861
Thor Industries, Inc.(c)	50	4,307
TJX Cos., Inc. (The)	60	4,803
Toll Brothers, Inc.	75	3,593
TopBuild Corp.(b)	20	3,082
Tractor Supply Co.	20	4,526
Travel + Leisure Co.	75	2,915
Ulta Beauty, Inc.(b)	9	4,184
Vail Resorts, Inc.(c)	15	3,863
VF Corp.	75	2,462
Wendy’s Co. (The)	203	4,580
Whirlpool Corp.(c)	21	3,077
Williams-Sonoma, Inc.(c)	30	3,507
Wyndham Hotels & Resorts, Inc.	48	3,519
Yum! Brands, Inc.	33	4,246
		350,186
Consumer Staples-6.55%
Albertsons Cos., Inc., Class A	123	2,577
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Altria Group, Inc.	70	$3,261
Archer-Daniels-Midland Co.	45	4,387
BJ’s Wholesale Club Holdings, Inc.(b)	69	5,191
Brown-Forman Corp., Class A	12	876
Brown-Forman Corp., Class B	46	3,359
Bunge Ltd.	33	3,460
Campbell Soup Co.	80	4,294
Casey’s General Stores, Inc.	18	4,374
Church & Dwight Co., Inc.	43	3,520
Coca-Cola Co. (The)	60	3,817
Colgate-Palmolive Co.	48	3,719
Conagra Brands, Inc.	116	4,406
Costco Wholesale Corp.	8	4,314
Coty, Inc., Class A(b)	534	4,202
Darling Ingredients, Inc.(b)	46	3,304
Estee Lauder Cos., Inc. (The), Class A	15	3,537
Flowers Foods, Inc.	142	4,267
General Mills, Inc.	56	4,777
Grocery Outlet Holding Corp.(b)	99	2,997
Hershey Co. (The)	18	4,233
Hormel Foods Corp.	78	3,666
Ingredion, Inc.	39	3,821
JM Smucker Co. (The)	31	4,774
Kellogg Co.	57	4,158
Keurig Dr Pepper, Inc.	109	4,215
Kimberly-Clark Corp.	29	3,933
Kraft Heinz Co. (The)	101	3,974
Kroger Co. (The)	73	3,591
McCormick & Co., Inc.	43	3,663
Molson Coors Beverage Co., Class B	69	3,803
Mondelez International, Inc., Class A	60	4,057
Monster Beverage Corp.(b)	43	4,423
PepsiCo, Inc.	23	4,267
Performance Food Group Co.(b)	89	5,427
Philip Morris International, Inc.	36	3,588
Pilgrim’s Pride Corp.(b)	114	2,982
Post Holdings, Inc.(b)	48	4,493
Procter & Gamble Co. (The)	26	3,878
Reynolds Consumer Products, Inc.(c)	139	4,442
Seaboard Corp.	1	3,953
Spectrum Brands Holdings, Inc.	44	2,344
Sysco Corp.	45	3,893
Tyson Foods, Inc., Class A	43	2,850
Walmart, Inc.	30	4,573
		173,640
Energy-3.57%
APA Corp.	79	3,701
Baker Hughes Co., Class A	101	2,931
Chevron Corp.	22	4,033
ConocoPhillips	34	4,199
Coterra Energy, Inc.	107	2,986
Devon Energy Corp.	49	3,357
Diamondback Energy, Inc.	25	3,700
DT Midstream, Inc.	64	3,861
EOG Resources, Inc.	27	3,832
Exxon Mobil Corp.	40	4,454
Halliburton Co.	91	3,448
Hess Corp.	30	4,317
HF Sinclair Corp.	77	4,800
Kinder Morgan, Inc.	188	3,595
Marathon Oil Corp.	120	3,676
Marathon Petroleum Corp.	37	4,507
	Shares	Value
Energy-(continued)
Occidental Petroleum Corp.	53	$3,683
ONEOK, Inc.	56	3,748
Ovintiv, Inc.	65	3,624
PDC Energy, Inc.	46	3,419
Phillips 66	38	4,121
Pioneer Natural Resources Co.	14	3,304
Schlumberger Ltd.	81	4,176
Valero Energy Corp.	29	3,875
Williams Cos., Inc. (The)	100	3,470
		94,817
Financials-16.21%
Affiliated Managers Group, Inc.	29	4,652
Aflac, Inc.	63	4,532
Allstate Corp. (The)	28	3,749
American Express Co.	23	3,625
American Financial Group, Inc.	27	3,840
American International Group, Inc.	65	4,102
Ameriprise Financial, Inc.	14	4,647
Aon PLC, Class A	14	4,316
Arch Capital Group Ltd.(b)(c)	83	4,973
Arthur J. Gallagher & Co.	24	4,779
Assurant, Inc.	21	2,693
Assured Guaranty Ltd.	65	4,327
AXIS Capital Holdings Ltd.	64	3,684
Bank of America Corp.	103	3,899
Bank of Hawaii Corp.	48	3,872
Bank of New York Mellon Corp. (The)	82	3,764
Bank OZK	92	4,246
Berkshire Hathaway, Inc., Class B(b)	12	3,823
Blackstone, Inc., Class A	32	2,929
Brighthouse Financial, Inc.(b)	77	4,292
Brown & Brown, Inc.	65	3,873
Capital One Financial Corp.	30	3,097
Carlyle Group, Inc. (The)	98	3,055
Cboe Global Markets, Inc.	35	4,439
Charles Schwab Corp. (The)	54	4,457
Chubb Ltd.	18	3,953
Cincinnati Financial Corp.	30	3,329
Citizens Financial Group, Inc.	94	3,984
CME Group, Inc., Class A	19	3,353
CNA Financial Corp.	83	3,534
Comerica, Inc.	47	3,372
Commerce Bancshares, Inc.	55	4,121
Credit Acceptance Corp.(b)(c)	7	3,318
Cullen/Frost Bankers, Inc.	31	4,497
Discover Financial Services	34	3,684
East West Bancorp, Inc.	53	3,721
Erie Indemnity Co., Class A	23	6,495
Evercore, Inc., Class A	34	3,916
Everest Re Group Ltd.	14	4,731
F.N.B. Corp.	314	4,427
FactSet Research Systems, Inc.	10	4,613
Fidelity National Financial, Inc.	89	3,592
Fifth Third Bancorp	97	3,527
First American Financial Corp.	63	3,443
First Hawaiian, Inc.	148	3,929
First Horizon Corp.	166	4,125
First Republic Bank	26	3,318
Franklin Resources, Inc.	142	3,807
Globe Life, Inc.	39	4,678
Goldman Sachs Group, Inc. (The)	12	4,634
Hanover Insurance Group, Inc. (The)	26	3,830

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
Hartford Financial Services Group, Inc. (The)	53	$4,048
Huntington Bancshares, Inc.	277	4,288
Interactive Brokers Group, Inc., Class A	63	5,059
Intercontinental Exchange, Inc.	37	4,007
Jefferies Financial Group, Inc.	118	4,483
JPMorgan Chase & Co.	29	4,007
KeyCorp	193	3,630
KKR & Co., Inc., Class A	69	3,582
Lazard Ltd., Class A	107	3,917
Lincoln National Corp.	66	2,570
Loews Corp.	58	3,373
LPL Financial Holdings, Inc.	20	4,734
M&T Bank Corp.	21	3,570
Markel Corp.(b)	3	3,974
Marsh & McLennan Cos., Inc.	24	4,156
MetLife, Inc.	58	4,449
MGIC Investment Corp.	273	3,748
Moody’s Corp.	14	4,176
Morgan Stanley	44	4,095
Morningstar, Inc.	16	3,922
Nasdaq, Inc.	75	5,134
New York Community Bancorp, Inc.	380	3,553
Northern Trust Corp.	35	3,259
Old Republic International Corp.	159	3,895
OneMain Holdings, Inc.	87	3,424
Pinnacle Financial Partners, Inc.	47	3,943
PNC Financial Services Group, Inc. (The)	22	3,702
Popular, Inc.	46	3,359
Primerica, Inc.	31	4,620
Principal Financial Group, Inc.	53	4,753
Progressive Corp. (The)	32	4,229
Prosperity Bancshares, Inc.	54	4,081
Prudential Financial, Inc.	36	3,889
Raymond James Financial, Inc.	40	4,676
Regions Financial Corp.	174	4,039
Reinsurance Group of America, Inc.	31	4,476
Rithm Capital Corp.	332	3,005
S&P Global, Inc.	12	4,234
SEI Investments Co.	65	4,048
Signature Bank	18	2,511
SLM Corp.	197	3,440
Stifel Financial Corp.	59	3,791
SVB Financial Group(b)	8	1,854
Synchrony Financial	105	3,946
Synovus Financial Corp.	90	3,792
Travelers Cos., Inc. (The)	22	4,176
Truist Financial Corp.	77	3,604
U.S. Bancorp	73	3,313
Umpqua Holdings Corp.	215	4,358
Unum Group	103	4,345
Virtu Financial, Inc., Class A	144	3,194
Voya Financial, Inc.	56	3,695
W.R. Berkley Corp.	53	4,043
Webster Financial Corp.	78	4,238
Wells Fargo & Co.	83	3,980
Willis Towers Watson PLC	18	4,431
Wintrust Financial Corp.	45	4,114
Zions Bancorporation N.A.	67	3,472
		430,000
Health Care-10.11%
Abbott Laboratories	33	3,550
AbbVie, Inc.	26	4,191
	Shares	Value
Health Care-(continued)
Acadia Healthcare Co., Inc.(b)	55	$4,898
Agilent Technologies, Inc.	31	4,804
AmerisourceBergen Corp.	25	4,267
Amgen, Inc.	15	4,296
Avantor, Inc.(b)	118	2,629
Baxter International, Inc.	50	2,827
Becton, Dickinson and Co.	15	3,740
Boston Scientific Corp.(b)	94	4,255
Bristol-Myers Squibb Co.	50	4,014
Bruker Corp.	61	4,112
Catalent, Inc.(b)	36	1,805
Centene Corp.(b)	46	4,004
Chemed Corp.	8	4,160
Cigna Corp.	15	4,933
Cooper Cos., Inc. (The)	11	3,480
CVS Health Corp.	39	3,973
Danaher Corp.	15	4,101
DaVita, Inc.(b)	39	2,876
Edwards Lifesciences Corp.(b)	39	3,013
Elevance Health, Inc.	8	4,263
Encompass Health Corp.	58	3,392
Enhabit, Inc.(b)	29	415
Enovis Corp.(b)	56	3,031
Envista Holdings Corp.(b)	90	3,071
Exelixis, Inc.(b)	204	3,484
Gilead Sciences, Inc.	58	5,094
Globus Medical, Inc., Class A(b)(c)	60	4,433
HCA Healthcare, Inc.	19	4,564
Henry Schein, Inc.(b)	45	3,641
Hologic, Inc.(b)	50	3,808
Horizon Therapeutics PLC(b)	42	4,212
Humana, Inc.	9	4,949
ICU Medical, Inc.(b)	21	3,344
Incyte Corp.(b)	50	3,984
Integra LifeSciences Holdings Corp.(b)(c)	62	3,406
IQVIA Holdings, Inc.(b)	18	3,924
Johnson & Johnson	21	3,738
Laboratory Corp. of America Holdings	16	3,851
Maravai LifeSciences Holdings, Inc., Class A(b)	119	1,771
McKesson Corp.	12	4,580
Medtronic PLC	38	3,004
Merck & Co., Inc.	43	4,735
Mettler-Toledo International, Inc.(b)	3	4,409
Moderna, Inc.(b)	27	4,750
Molina Healthcare, Inc.(b)	14	4,715
Organon & Co.	100	2,602
PerkinElmer, Inc.	26	3,633
Pfizer, Inc.	72	3,609
Premier, Inc., Class A	102	3,402
QIAGEN N.V.(b)	83	4,112
Quest Diagnostics, Inc.	27	4,100
QuidelOrtho Corp.(b)(c)	41	3,592
Regeneron Pharmaceuticals, Inc.(b)	6	4,510
Royalty Pharma PLC, Class A	92	4,045
Sotera Health Co.(b)	178	1,485
STERIS PLC	17	3,158
Stryker Corp.	17	3,976
Syneos Health, Inc.(b)	52	1,835
Teleflex, Inc.	14	3,278
Tenet Healthcare Corp.(b)	60	2,771
Thermo Fisher Scientific, Inc.	7	3,922
United Therapeutics Corp.(b)	17	4,758

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
UnitedHealth Group, Inc.	8	$4,382
Universal Health Services, Inc., Class B	31	4,056
Vertex Pharmaceuticals, Inc.(b)	14	4,430
Viatris, Inc.	312	3,441
Waters Corp.(b)	12	4,159
West Pharmaceutical Services, Inc.	13	3,051
Zimmer Biomet Holdings, Inc.	32	3,843
Zoetis, Inc.	23	3,545
		268,191
Industrials-18.48%
3M Co.	26	3,275
A.O. Smith Corp.	62	3,766
Acuity Brands, Inc.	22	4,142
Advanced Drainage Systems, Inc.	34	3,307
AECOM	54	4,590
AGCO Corp.	30	3,982
Alaska Air Group, Inc.(b)	81	3,843
Allegion PLC	34	3,864
Allison Transmission Holdings, Inc.	93	4,166
AMERCO(c)	8	506
AMERCO(b)(c)	72	4,548
AMETEK, Inc.	32	4,557
Armstrong World Industries, Inc.	45	3,438
Avis Budget Group, Inc.(b)	20	4,472
Booz Allen Hamilton Holding Corp.	44	4,682
Builders FirstSource, Inc.(b)	59	3,772
BWX Technologies, Inc.	75	4,567
C.H. Robinson Worldwide, Inc.	35	3,508
CACI International, Inc., Class A(b)	14	4,372
Carlisle Cos., Inc.	15	3,947
Carrier Global Corp.	97	4,299
Caterpillar, Inc.	18	4,255
Cintas Corp.	10	4,618
Clean Harbors, Inc.(b)	40	4,800
Copa Holdings S.A., Class A (Panama)(b)	55	4,820
Copart, Inc.(b)	69	4,593
Crane Holdings Co.	42	4,449
CSX Corp.	117	3,825
Cummins, Inc.	18	4,521
Curtiss-Wright Corp.	27	4,769
Deere & Co.	11	4,851
Delta Air Lines, Inc.(b)	95	3,360
Donaldson Co., Inc.	74	4,508
Dover Corp.	30	4,258
Driven Brands Holdings, Inc.(b)(c)	130	3,953
Eaton Corp. PLC	28	4,577
Emerson Electric Co.	44	4,214
Equifax, Inc.	19	3,750
Expeditors International of Washington, Inc.	35	4,062
Fastenal Co.	70	3,606
Flowserve Corp.	119	3,732
Fortive Corp.	61	4,121
FTI Consulting, Inc.(b)(c)	23	3,975
Gates Industrial Corp. PLC(b)	300	3,486
General Dynamics Corp.	17	4,291
Graco, Inc.	60	4,198
HEICO Corp., Class A	33	4,184
Hexcel Corp.	66	3,957
Honeywell International, Inc.	20	4,391
Howmet Aerospace, Inc.	105	3,955
Hubbell, Inc.	20	5,081
Huntington Ingalls Industries, Inc.	18	4,175
	Shares	Value
Industrials-(continued)
IAA, Inc.(b)	99	$3,700
IDEX Corp.	20	4,750
Illinois Tool Works, Inc.	19	4,322
Ingersoll Rand, Inc.	80	4,318
ITT, Inc.	52	4,395
J.B. Hunt Transport Services, Inc.	22	4,046
Jacobs Solutions, Inc.	27	3,417
Johnson Controls International PLC	70	4,651
Knight-Swift Transportation Holdings, Inc.	79	4,379
L3Harris Technologies, Inc.	16	3,633
Landstar System, Inc.	25	4,324
Leidos Holdings, Inc.	36	3,936
Lincoln Electric Holdings, Inc.	28	4,141
Lockheed Martin Corp.	9	4,367
ManpowerGroup, Inc.	44	3,851
Masco Corp.	68	3,453
MasTec, Inc.(b)	45	4,087
MDU Resources Group, Inc.	139	4,377
Mercury Systems, Inc.(b)(c)	61	3,100
Middleby Corp. (The)(b)(c)	26	3,749
MSA Safety, Inc.	30	4,230
MSC Industrial Direct Co., Inc., Class A	44	3,776
Nordson Corp.	18	4,257
Norfolk Southern Corp.	16	4,104
Northrop Grumman Corp.	8	4,266
nVent Electric PLC	107	4,281
Old Dominion Freight Line, Inc.	15	4,539
Oshkosh Corp.	41	3,775
Otis Worldwide Corp.	51	3,983
Owens Corning	40	3,554
PACCAR, Inc.	44	4,660
Parker-Hannifin Corp.	14	4,185
Pentair PLC	76	3,478
Quanta Services, Inc.	33	4,946
Raytheon Technologies Corp.	40	3,949
Regal Rexnord Corp.	31	4,064
Republic Services, Inc.	28	3,900
Robert Half International, Inc.	43	3,387
Rockwell Automation, Inc.(c)	18	4,756
Rollins, Inc.	107	4,327
Ryder System, Inc.	49	4,581
Schneider National, Inc., Class B	156	4,019
Science Applications International Corp.	44	4,845
Sensata Technologies Holding PLC	79	3,563
SiteOne Landscape Supply, Inc.(b)(c)	29	3,640
Snap-on, Inc.	18	4,331
Southwest Airlines Co.(b)	85	3,392
Tetra Tech, Inc.	28	4,328
Textron, Inc.	58	4,140
Toro Co. (The)	48	5,327
Trane Technologies PLC	28	4,996
TransDigm Group, Inc.	6	3,771
TransUnion	45	2,839
Union Pacific Corp.	17	3,696
United Parcel Service, Inc., Class B	21	3,984
United Rentals, Inc.(b)	13	4,589
Univar Solutions, Inc.(b)	123	4,075
Valmont Industries, Inc.	15	5,080
Verisk Analytics, Inc.	22	4,042
W.W. Grainger, Inc.	8	4,824
Wabtec Corp.	42	4,246
Waste Management, Inc.	24	4,025

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Watsco, Inc.(c)	15	$4,035
WESCO International, Inc.(b)	30	3,868
WillScot Mobile Mini Holdings Corp.(b)	104	5,014
Woodward, Inc.	37	3,545
Xylem, Inc.	45	5,056
		490,202
Information Technology-11.41%
Accenture PLC, Class A	13	3,912
Adobe, Inc.(b)	9	3,104
Akamai Technologies, Inc.(b)	37	3,510
Allegro MicroSystems, Inc. (Japan)(b)(c)	148	4,609
Amdocs Ltd.	43	3,821
Amphenol Corp., Class A	56	4,504
Apple, Inc.	26	3,849
Applied Materials, Inc.	33	3,617
Arista Networks, Inc.(b)	37	5,154
Arrow Electronics, Inc.(b)	33	3,588
Automatic Data Processing, Inc.	17	4,490
Avnet, Inc.	79	3,568
Black Knight, Inc.(b)	56	3,471
Broadcom, Inc.	7	3,857
Broadridge Financial Solutions, Inc.	26	3,877
CDW Corp.	22	4,150
Ciena Corp.(b)(c)	73	3,282
Cirrus Logic, Inc.(b)(c)	46	3,437
Cisco Systems, Inc.	83	4,127
Cognizant Technology Solutions Corp., Class A	51	3,173
Coherent Corp.(b)(c)	61	2,237
Concentrix Corp.	24	2,937
Corning, Inc.	106	3,618
Dell Technologies, Inc., Class C	74	3,314
Dolby Laboratories, Inc., Class A	49	3,669
Dropbox, Inc., Class A(b)	178	4,194
DXC Technology Co.(b)	109	3,234
Entegris, Inc.	34	2,628
EPAM Systems, Inc.(b)	12	4,423
Euronet Worldwide, Inc.(b)(c)	32	2,974
F5, Inc.(b)	24	3,711
Fair Isaac Corp.(b)	9	5,577
Fiserv, Inc.(b)	38	3,966
FleetCor Technologies, Inc.(b)	16	3,139
Gartner, Inc.(b)	15	5,255
Gen Digital, Inc.	154	3,536
Genpact Ltd.	86	3,965
GoDaddy, Inc., Class A(b)	52	4,115
Hewlett Packard Enterprise Co.	238	3,994
HP, Inc.	93	2,794
Intel Corp.	85	2,556
International Business Machines Corp.	27	4,020
Jabil, Inc.	62	4,476
Jack Henry & Associates, Inc.	21	3,976
Juniper Networks, Inc.	122	4,055
Keysight Technologies, Inc.(b)	27	4,884
KLA Corp.	11	4,325
Lam Research Corp.	8	3,779
Littelfuse, Inc.	14	3,451
Lumentum Holdings, Inc.(b)(c)	43	2,362
Microchip Technology, Inc.	53	4,197
Micron Technology, Inc.	51	2,940
Microsoft Corp.	14	3,572
Motorola Solutions, Inc.	18	4,900
National Instruments Corp.	110	4,512
	Shares	Value
Information Technology-(continued)
NCR Corp.(b)	111	$2,650
NetApp, Inc.	52	3,516
ON Semiconductor Corp.(b)	66	4,963
Oracle Corp.	53	4,401
Paychex, Inc.	31	3,845
PTC, Inc.(b)	33	4,198
Qorvo, Inc.(b)	34	3,374
QUALCOMM, Inc.	27	3,415
Roper Technologies, Inc.	9	3,950
salesforce.com, inc.(b)	22	3,525
Skyworks Solutions, Inc.	35	3,347
SS&C Technologies Holdings, Inc.	58	3,118
Switch, Inc., Class A	112	3,836
TD SYNNEX Corp.	37	3,785
Teledyne Technologies, Inc.(b)	10	4,201
Teradata Corp.(b)	99	3,381
Teradyne, Inc.	35	3,271
Texas Instruments, Inc.	22	3,970
Trimble, Inc.(b)	56	3,346
Ubiquiti, Inc.	15	4,500
Universal Display Corp.	30	3,379
VeriSign, Inc.(b)	22	4,396
Visa, Inc., Class A(c)	18	3,906
Vontier Corp.	139	2,729
Western Digital Corp.(b)	62	2,278
Western Union Co. (The)(c)	210	3,079
		302,744
Materials-6.79%
Air Products and Chemicals, Inc.	16	4,963
Alcoa Corp.	60	3,008
Amcor PLC	285	3,520
AptarGroup, Inc.	35	3,715
Ashland, Inc.	36	4,027
Avery Dennison Corp.	22	4,253
Axalta Coating Systems Ltd.(b)	139	3,731
Ball Corp.	53	2,972
Berry Global Group, Inc.	65	3,809
Celanese Corp.	24	2,575
CF Industries Holdings, Inc.	41	4,436
Chemours Co. (The)	86	2,670
Cleveland-Cliffs, Inc.(b)	160	2,477
Corteva, Inc.	60	4,030
Dow, Inc.	55	2,803
DuPont de Nemours, Inc.	56	3,949
Eagle Materials, Inc.	29	3,954
Eastman Chemical Co.	34	2,945
Element Solutions, Inc.	177	3,462
FMC Corp.	31	4,050
Freeport-McMoRan, Inc.	95	3,781
Graphic Packaging Holding Co.	168	3,861
Huntsman Corp.	105	2,917
International Flavors & Fragrances, Inc.	30	3,175
International Paper Co.	79	2,932
Linde PLC (United Kingdom)	12	4,038
Louisiana-Pacific Corp.	55	3,509
LyondellBasell Industries N.V., Class A	34	2,890
Martin Marietta Materials, Inc.	11	4,031
Mosaic Co. (The)	64	3,283
NewMarket Corp.	12	3,792
Newmont Corp.	56	2,658
Nucor Corp.	29	4,349
Olin Corp.	58	3,305

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Materials-(continued)
Packaging Corp. of America	24	$3,261
PPG Industries, Inc.	30	4,057
Reliance Steel & Aluminum Co.	20	4,226
Royal Gold, Inc.(c)	33	3,707
RPM International, Inc.	45	4,663
Sealed Air Corp.	60	3,194
Sherwin-Williams Co. (The)	14	3,488
Silgan Holdings, Inc.	85	4,496
Southern Copper Corp. (Peru)(c)	61	3,722
SSR Mining, Inc. (Canada)	189	2,865
Steel Dynamics, Inc.	45	4,677
United States Steel Corp.	150	3,943
Valvoline, Inc.	112	3,694
Vulcan Materials Co.	23	4,217
Westlake Corp.(c)	28	3,014
WestRock Co.	78	2,958
		180,052
Real Estate-6.28%
Alexandria Real Estate Equities, Inc.	23	3,579
American Homes 4 Rent, Class A	100	3,307
American Tower Corp.	15	3,319
Apartment Income REIT Corp.	84	3,196
AvalonBay Communities, Inc.	18	3,148
Boston Properties, Inc.	35	2,523
Brixmor Property Group, Inc.	157	3,639
Camden Property Trust	26	3,129
CBRE Group, Inc., Class A(b)	47	3,741
Cousins Properties, Inc.	111	2,928
CubeSmart	84	3,477
Digital Realty Trust, Inc.	29	3,261
EastGroup Properties, Inc.	23	3,571
EPR Properties	73	3,038
Equity LifeStyle Properties, Inc.	50	3,321
Equity Residential	49	3,178
Essex Property Trust, Inc.	14	3,085
Extra Space Storage, Inc.	21	3,374
Federal Realty Investment Trust	33	3,666
First Industrial Realty Trust, Inc.	71	3,589
Gaming and Leisure Properties, Inc.	80	4,209
Healthcare Realty Trust, Inc.	124	2,546
Healthpeak Properties, Inc.	128	3,361
Highwoods Properties, Inc.	97	2,891
Invitation Homes, Inc.	99	3,230
Iron Mountain, Inc.	70	3,803
Jones Lang LaSalle, Inc.(b)	20	3,363
Kilroy Realty Corp.	63	2,723
Kimco Realty Corp.	164	3,759
Lamar Advertising Co., Class A	39	3,905
Life Storage, Inc.	32	3,440
Medical Properties Trust, Inc.	206	2,703
Mid-America Apartment Communities, Inc.	21	3,462
National Retail Properties, Inc.	86	3,987
National Storage Affiliates Trust	72	2,866
Omega Healthcare Investors, Inc.(c)	127	3,846
Prologis, Inc.	64	7,539
Public Storage	12	3,576
Rayonier, Inc.	91	3,265
Regency Centers Corp.	56	3,720
Simon Property Group, Inc.	34	4,061
Spirit Realty Capital, Inc.	90	3,728
Sun Communities, Inc.	23	3,379
	Shares	Value
Real Estate-(continued)
UDR, Inc.	78	$3,235
Ventas, Inc.	67	3,117
VICI Properties, Inc.	122	4,172
W.P. Carey, Inc.(c)	45	3,546
Weyerhaeuser Co.	97	3,173
		166,674
Utilities-4.19%
Alliant Energy Corp.	60	3,378
Ameren Corp.	40	3,573
American Electric Power Co., Inc.	37	3,582
Avangrid, Inc.	79	3,379
CenterPoint Energy, Inc.	117	3,640
CMS Energy Corp.	53	3,237
Consolidated Edison, Inc.	38	3,725
Dominion Energy, Inc.	45	2,750
DTE Energy Co.	29	3,364
Duke Energy Corp.	34	3,398
Edison International	54	3,600
Entergy Corp.	32	3,721
Essential Utilities, Inc.	81	3,907
Evergy, Inc.	54	3,197
Eversource Energy	41	3,397
Exelon Corp.	76	3,144
FirstEnergy Corp.	88	3,629
Hawaiian Electric Industries, Inc.	88	3,615
IDACORP, Inc.	35	3,869
National Fuel Gas Co.	51	3,378
NextEra Energy, Inc.	51	4,320
NiSource, Inc.	120	3,353
NRG Energy, Inc.	83	3,523
OGE Energy Corp.	92	3,722
PG&E Corp.(b)(c)	307	4,820
Pinnacle West Capital Corp.	49	3,838
PPL Corp.	126	3,719
Sempra Energy	23	3,822
Southern Co. (The)	50	3,382
WEC Energy Group, Inc.	36	3,569
Xcel Energy, Inc.	50	3,511
		111,062
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.74% (Cost $2,497,906)		2,645,871
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.14%
Invesco Private Government Fund, 3.83%(d)(e)(f)	45,643	45,643
Invesco Private Prime Fund, 4.15%(d)(e)(f)	117,312	117,335
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $162,957)		162,978
TOTAL INVESTMENTS IN SECURITIES-105.88% (Cost $2,660,863)		2,808,849
OTHER ASSETS LESS LIABILITIES-(5.88)%		(155,943)
NET ASSETS-100.00%		$2,652,906

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$773	$13,194	$(13,967)	$-	$-	$-	$11
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	65,057	76,142	(95,556)	-	-	45,643	447*
Invesco Private Prime Fund	158,838	167,539	(209,054)	10	2	117,335	1,205*
Total	$224,668	$256,875	$(318,577)	$10	$2	$162,978	$1,663

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000 Equal Weight ETF (EQAL)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Communication Services-6.40%
Activision Blizzard, Inc.	4,396	$325,084
Alphabet, Inc., Class A(b)	3,614	364,978
Altice USA, Inc., Class A(b)(c)	286,710	1,307,398
AMC Entertainment Holdings, Inc., Class A(b)(c)	39,029	282,180
AT&T, Inc.	169,841	3,274,535
Cable One, Inc.	2,652	1,920,817
Charter Communications, Inc., Class A(b)	7,200	2,817,288
Comcast Corp., Class A	82,908	3,037,749
DISH Network Corp., Class A(b)(c)	160,236	2,571,788
Electronic Arts, Inc.	2,682	350,752
Fox Corp., Class A	10,061	326,479
Frontier Communications Parent, Inc.(b)(c)	105,521	2,719,276
IAC, Inc.(b)	5,987	310,665
Interpublic Group of Cos., Inc. (The)	12,209	419,501
Liberty Broadband Corp., Class C(b)	29,602	2,689,638
Liberty Media Corp.-Liberty Formula One, Class C(b)(c)	5,274	321,398
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	8,331	365,148
Live Nation Entertainment, Inc.(b)	3,741	272,195
Lumen Technologies, Inc.(c)	295,372	1,615,685
Madison Square Garden Sports Corp., Class A(c)	2,150	350,106
Match Group, Inc.(b)	6,522	329,752
Meta Platforms, Inc., Class A(b)	2,380	281,078
Netflix, Inc.(b)	1,496	457,073
New York Times Co. (The), Class A	11,134	408,061
News Corp., Class A	20,232	387,443
Nexstar Media Group, Inc., Class A(c)	1,773	336,090
Omnicom Group, Inc.	5,017	400,156
Paramount Global, Class B(c)	14,851	298,208
Pinterest, Inc., Class A(b)	16,178	411,245
Playtika Holding Corp.(b)	32,553	307,626
ROBLOX Corp., Class A(b)(c)	8,055	255,907
Roku, Inc., Class A(b)(c)	41,102	2,440,226
Sirius XM Holdings, Inc.(c)	54,767	355,438
Spotify Technology S.A.(b)(c)	3,208	254,779
Take-Two Interactive Software, Inc.(b)	2,796	295,509
T-Mobile US, Inc.(b)	19,620	2,971,645
Trade Desk, Inc. (The), Class A(b)	5,237	273,057
TripAdvisor, Inc.(b)(c)	13,755	280,464
Verizon Communications, Inc.	68,942	2,687,359
Walt Disney Co. (The)(b)	3,003	293,904
Warner Bros Discovery, Inc.(b)	26,893	306,580
World Wrestling Entertainment, Inc., Class A	5,011	400,279
ZoomInfo Technologies, Inc., Class A(b)	8,924	255,226
		40,329,765
Consumer Discretionary-6.94%
ADT, Inc.	39,498	368,911
Advance Auto Parts, Inc.	1,889	285,220
Airbnb, Inc., Class A(b)	2,844	290,486
Amazon.com, Inc.(b)	2,599	250,907
Aptiv PLC(b)	3,649	389,239
Aramark(c)	9,167	381,347
AutoNation, Inc.(b)	2,890	358,100
AutoZone, Inc.(b)	155	399,745
Bath & Body Works, Inc.	8,620	366,350
Best Buy Co., Inc.	4,548	387,944
Booking Holdings, Inc.(b)	178	370,142
BorgWarner, Inc.	9,027	383,738
Boyd Gaming Corp.	6,129	375,892
	Shares	Value
Consumer Discretionary-(continued)
Bright Horizons Family Solutions, Inc.(b)(c)	4,988	$370,110
Brunswick Corp.	4,428	328,558
Burlington Stores, Inc.(b)(c)	2,290	448,107
Caesars Entertainment, Inc.(b)	7,362	374,063
Capri Holdings Ltd.(b)	7,098	407,070
CarMax, Inc.(b)(c)	3,796	263,291
Carnival Corp.(b)(c)	33,456	332,218
Carter’s, Inc.	4,569	333,720
Carvana Co.(b)(c)	9,924	76,514
Chipotle Mexican Grill, Inc.(b)	199	323,765
Choice Hotels International, Inc.(c)	3,038	374,342
Churchill Downs, Inc.	1,683	373,559
Columbia Sportswear Co.(c)	4,648	416,414
D.R. Horton, Inc.	4,750	408,500
Darden Restaurants, Inc.	2,609	383,497
Deckers Outdoor Corp.(b)	979	390,504
Dick’s Sporting Goods, Inc.	3,031	362,447
Dollar General Corp.	1,364	348,748
Dollar Tree, Inc.(b)	2,414	362,800
Domino’s Pizza, Inc.	943	366,572
DoorDash, Inc., Class A(b)(c)	6,542	381,071
DraftKings, Inc., Class A(b)(c)	19,848	304,071
eBay, Inc.	7,621	346,298
Etsy, Inc.(b)(c)	3,152	416,348
Expedia Group, Inc.(b)	3,214	343,384
Five Below, Inc.(b)(c)	2,459	395,555
Floor & Decor Holdings, Inc., Class A(b)(c)	4,104	306,282
Ford Motor Co.	21,800	303,020
GameStop Corp., Class A(b)(c)	13,260	347,545
Gap, Inc. (The)(c)	35,426	515,094
Garmin Ltd.	3,751	348,805
General Motors Co.	8,327	337,743
Gentex Corp.	12,634	365,123
Genuine Parts Co.	2,098	384,626
Grand Canyon Education, Inc.(b)	4,188	473,537
H&R Block, Inc.	7,448	325,552
Hanesbrands, Inc.(c)	38,499	258,713
Harley-Davidson, Inc.	8,513	401,218
Hasbro, Inc.	4,228	265,603
Hilton Worldwide Holdings, Inc.	2,537	361,827
Home Depot, Inc. (The)	1,137	368,377
Hyatt Hotels Corp., Class A(b)	3,766	377,805
Kohl’s Corp.	11,316	363,017
Las Vegas Sands Corp.(b)	9,113	426,853
Lear Corp.	2,455	354,109
Leggett & Platt, Inc.(c)	8,880	316,217
Lennar Corp., Class A	4,340	381,182
Leslie’s, Inc.(b)(c)	23,554	343,888
Lithia Motors, Inc., Class A(c)	1,341	320,915
LKQ Corp.	6,480	352,058
Lowe’s Cos., Inc.	1,679	356,871
Lucid Group, Inc.(b)(c)	22,498	228,130
lululemon athletica, inc.(b)	983	373,845
Macy’s, Inc.	19,310	453,785
Marriott International, Inc., Class A	2,116	349,881
Marriott Vacations Worldwide Corp.(c)	2,370	353,083
Mattel, Inc.(b)(c)	14,912	271,846
McDonald’s Corp.	1,321	360,356
MGM Resorts International	10,090	371,917
Mister Car Wash, Inc.(b)(c)	33,258	340,562
Mohawk Industries, Inc.(b)	2,899	293,756
Newell Brands, Inc.	19,337	250,801
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
NIKE, Inc., Class B	3,102	$340,258
Nordstrom, Inc.(c)	17,503	367,038
Norwegian Cruise Line Holdings Ltd.(b)(c)	23,989	394,379
NVR, Inc.(b)	81	375,760
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	5,813	354,012
O’Reilly Automotive, Inc.(b)	466	402,876
Peloton Interactive, Inc., Class A(b)(c)	37,510	426,864
Penn Entertainment, Inc.(b)(c)	10,540	370,903
Penske Automotive Group, Inc.(c)	3,076	388,960
Petco Health & Wellness Co., Inc.(b)(c)	21,857	241,301
Planet Fitness, Inc., Class A(b)(c)	4,929	386,236
Polaris, Inc.	3,012	343,549
Pool Corp.	954	314,257
PulteGroup, Inc.	8,343	373,600
PVH Corp.	5,902	396,496
QuantumScape Corp.(b)(c)	32,302	241,942
Ralph Lauren Corp.	3,629	410,512
RH(b)(c)	1,300	372,879
Rivian Automotive, Inc., Class A(b)(c)	9,144	292,974
Ross Stores, Inc.	3,706	436,085
Royal Caribbean Cruises Ltd.(b)(c)	7,495	449,175
Service Corp. International	5,428	387,831
Six Flags Entertainment Corp.(b)(c)	14,753	355,400
Skechers U.S.A., Inc., Class A(b)(c)	9,177	386,994
Starbucks Corp.	3,794	387,747
Tapestry, Inc.	9,777	369,277
Target Corp.	1,963	327,958
Tempur Sealy International, Inc.	12,682	402,907
Tesla, Inc.(b)	1,166	227,020
Thor Industries, Inc.(c)	4,319	372,039
TJX Cos., Inc. (The)	5,141	411,537
Toll Brothers, Inc.	7,724	370,057
TopBuild Corp.(b)	1,758	270,873
Tractor Supply Co.	1,703	385,406
Travel + Leisure Co.	7,927	308,122
Ulta Beauty, Inc.(b)	758	352,349
Under Armour, Inc., Class A(b)(c)	38,895	388,950
Vail Resorts, Inc.(c)	1,499	386,052
VF Corp.	7,892	259,015
Victoria’s Secret & Co.(b)(c)	10,224	470,304
Wayfair, Inc., Class A(b)(c)	6,908	253,109
Wendy’s Co. (The)	17,250	389,160
Whirlpool Corp.(c)	2,164	317,091
Williams-Sonoma, Inc.(c)	2,263	264,545
Wyndham Hotels & Resorts, Inc.(c)	5,098	373,785
Wynn Resorts Ltd.(b)(c)	5,497	459,879
YETI Holdings, Inc.(b)(c)	9,035	405,581
Yum! Brands, Inc.	2,917	375,301
		43,781,834
Consumer Staples-9.05%
Albertsons Cos., Inc., Class A	38,575	808,146
Altria Group, Inc.	24,982	1,163,662
Archer-Daniels-Midland Co.	12,343	1,203,443
BJ’s Wholesale Club Holdings, Inc.(b)	4,307	324,059
Boston Beer Co., Inc. (The), Class A(b)(c)	3,268	1,256,121
Brown-Forman Corp., Class B	15,370	1,122,317
Bunge Ltd.	11,557	1,211,636
Campbell Soup Co.	23,355	1,253,463
Casey’s General Stores, Inc.	5,081	1,234,785
Church & Dwight Co., Inc.	13,838	1,132,917
Clorox Co. (The)	7,662	1,138,956
Coca-Cola Co. (The)	18,018	1,146,125
	Shares	Value
Consumer Staples-(continued)
Colgate-Palmolive Co.	14,311	$1,108,816
Conagra Brands, Inc.	32,860	1,248,023
Constellation Brands, Inc., Class A	4,497	1,157,303
Costco Wholesale Corp.	638	344,042
Coty, Inc., Class A(b)	45,512	358,179
Darling Ingredients, Inc.(b)(c)	14,659	1,052,956
Estee Lauder Cos., Inc. (The), Class A	1,369	322,797
Flowers Foods, Inc.	42,345	1,272,467
Freshpet, Inc.(b)(c)	28,815	1,931,181
General Mills, Inc.	14,900	1,270,970
Grocery Outlet Holding Corp.(b)(c)	29,498	892,904
Hershey Co. (The)	4,959	1,166,208
Hormel Foods Corp.	23,902	1,123,394
Ingredion, Inc.	13,256	1,298,690
JM Smucker Co. (The)	8,129	1,251,947
Kellogg Co.	15,539	1,133,570
Keurig Dr Pepper, Inc.	29,324	1,133,959
Kimberly-Clark Corp.	8,911	1,208,599
Kraft Heinz Co. (The)	31,056	1,222,054
Kroger Co. (The)	23,083	1,135,453
Lamb Weston Holdings, Inc.	14,044	1,220,424
McCormick & Co., Inc.	14,082	1,199,505
Molson Coors Beverage Co., Class B	21,587	1,189,660
Mondelez International, Inc., Class A	18,302	1,237,398
Monster Beverage Corp.(b)	12,198	1,254,686
Olaplex Holdings, Inc.(b)(c)	92,127	549,998
PepsiCo, Inc.	6,473	1,200,806
Performance Food Group Co.(b)	22,023	1,342,963
Philip Morris International, Inc.	11,686	1,164,744
Pilgrim’s Pride Corp.(b)	41,101	1,075,202
Post Holdings, Inc.(b)	12,798	1,198,021
Procter & Gamble Co. (The)	8,094	1,207,301
Reynolds Consumer Products, Inc.(c)	40,261	1,286,742
Seaboard Corp.	299	1,181,902
Spectrum Brands Holdings, Inc.	18,456	983,151
Sysco Corp.	13,428	1,161,656
Tyson Foods, Inc., Class A	15,083	999,701
US Foods Holding Corp.(b)	36,097	1,320,428
Walgreens Boots Alliance, Inc.	31,018	1,287,247
Walmart, Inc.	2,494	380,135
		57,070,812
Energy-8.93%
Antero Midstream Corp.(c)	138,893	1,573,658
Antero Resources Corp.(b)	34,822	1,272,744
APA Corp.	36,669	1,717,943
Baker Hughes Co., Class A	56,684	1,644,970
Cheniere Energy, Inc.	8,512	1,492,664
Chesapeake Energy Corp.	13,598	1,407,393
Chevron Corp.	8,743	1,602,679
ConocoPhillips	12,514	1,545,604
Coterra Energy, Inc.	46,554	1,299,322
Devon Energy Corp.	19,705	1,350,187
Diamondback Energy, Inc.	10,251	1,517,353
DT Midstream, Inc.	24,457	1,475,491
Enviva, Inc.(c)	19,666	1,116,045
EOG Resources, Inc.	11,522	1,635,317
EQT Corp.	28,978	1,228,957
Exxon Mobil Corp.	14,282	1,590,158
Halliburton Co.	47,986	1,818,190
Hess Corp.	11,476	1,651,511
HF Sinclair Corp.	25,909	1,615,167
Kinder Morgan, Inc.	75,763	1,448,589

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Energy-(continued)
Marathon Oil Corp.	52,915	$1,620,786
Marathon Petroleum Corp.	13,760	1,676,106
New Fortress Energy, Inc.	23,075	1,174,517
NOV, Inc.	79,846	1,793,341
Occidental Petroleum Corp.	20,967	1,456,997
ONEOK, Inc.	22,308	1,492,851
Ovintiv, Inc.	26,950	1,502,732
PDC Energy, Inc.	21,361	1,587,550
Phillips 66	15,772	1,710,316
Pioneer Natural Resources Co.	5,822	1,373,934
Range Resources Corp.	44,732	1,291,413
Schlumberger Ltd.	35,504	1,830,231
Southwestern Energy Co.(b)	185,675	1,284,871
Targa Resources Corp.	19,492	1,450,010
Texas Pacific Land Corp.	752	1,949,590
Valero Energy Corp.	12,111	1,618,272
Williams Cos., Inc. (The)	42,362	1,469,961
		56,287,420
Financials-9.40%
Affiliated Managers Group, Inc.	3,106	498,265
Aflac, Inc.(c)	6,639	477,543
AGNC Investment Corp.	33,467	334,335
Allstate Corp. (The)	3,189	427,007
Ally Financial, Inc.	12,028	324,876
American Express Co.	2,126	335,036
American Financial Group, Inc.	3,086	438,891
American International Group, Inc.	7,538	475,723
Ameriprise Financial, Inc.	1,432	475,352
Annaly Capital Management, Inc.(c)	15,099	327,195
Aon PLC, Class A	1,392	429,126
Apollo Global Management, Inc.	7,162	496,971
Arch Capital Group Ltd.(b)(c)	8,693	520,798
Ares Management Corp., Class A(c)	5,213	408,647
Arthur J. Gallagher & Co.	2,165	431,073
Assurant, Inc.	2,447	313,754
Assured Guaranty Ltd.	7,692	512,056
AXIS Capital Holdings Ltd.	7,406	426,289
Bank of America Corp.	11,688	442,391
Bank of Hawaii Corp.	5,173	417,306
Bank of New York Mellon Corp. (The)	9,228	423,565
Bank OZK	9,916	457,623
Berkshire Hathaway, Inc., Class B(b)	1,431	455,917
BlackRock, Inc.	590	422,440
Blackstone, Inc., Class A	4,163	381,039
Blue Owl Capital, Inc.(c)	35,932	406,032
BOK Financial Corp.	4,492	470,357
Brighthouse Financial, Inc.(b)	8,315	463,478
Brown & Brown, Inc.	6,220	370,650
Capital One Financial Corp.	3,024	312,198
Carlyle Group, Inc. (The)	12,575	391,963
Cboe Global Markets, Inc.	3,280	416,035
Charles Schwab Corp. (The)	5,538	457,107
Chubb Ltd.	2,080	456,747
Cincinnati Financial Corp.	4,065	451,052
Citigroup, Inc.	8,135	393,815
Citizens Financial Group, Inc.	10,703	453,593
CME Group, Inc., Class A	1,993	351,765
CNA Financial Corp.	10,107	430,356
Coinbase Global, Inc., Class A(b)(c)	5,506	251,789
Comerica, Inc.	4,755	341,124
Commerce Bancshares, Inc.	5,740	430,041
Credit Acceptance Corp.(b)(c)	788	373,481
	Shares	Value
Financials-(continued)
Cullen/Frost Bankers, Inc.	2,902	$420,993
Discover Financial Services	4,029	436,582
East West Bancorp, Inc.	5,563	390,578
Equitable Holdings, Inc.	13,591	431,378
Erie Indemnity Co., Class A(c)	1,799	508,020
Evercore, Inc., Class A	4,182	481,683
Everest Re Group Ltd.	1,425	481,565
F.N.B. Corp.	33,952	478,723
FactSet Research Systems, Inc.	910	419,774
Fidelity National Financial, Inc.	10,090	407,232
Fifth Third Bancorp	11,531	419,267
First American Financial Corp.	7,633	417,144
First Citizens BancShares, Inc., Class A	481	392,717
First Hawaiian, Inc.	15,598	414,127
First Horizon Corp.	17,480	434,378
First Republic Bank	2,616	333,828
Franklin Resources, Inc.	15,569	417,405
Globe Life, Inc.	4,009	480,920
Goldman Sachs Group, Inc. (The)	1,209	466,855
Hanover Insurance Group, Inc. (The)	3,081	453,831
Hartford Financial Services Group, Inc. (The)	6,101	465,933
Huntington Bancshares, Inc.(c)	28,835	446,366
Interactive Brokers Group, Inc., Class A	6,075	487,823
Intercontinental Exchange, Inc.	3,972	430,207
Invesco Ltd.(d)	23,332	445,875
Janus Henderson Group PLC(c)	16,669	421,559
Jefferies Financial Group, Inc.	12,265	465,947
JPMorgan Chase & Co.	3,404	470,365
Kemper Corp.	8,293	472,038
KeyCorp	21,898	411,901
KKR & Co., Inc., Class A	8,132	422,213
Lazard Ltd., Class A	10,921	399,818
Lincoln National Corp.	8,232	320,554
Loews Corp.	7,144	415,424
LPL Financial Holdings, Inc.	1,782	421,817
M&T Bank Corp.	2,173	369,454
Markel Corp.(b)	338	447,796
MarketAxess Holdings, Inc.	1,584	424,385
Marsh & McLennan Cos., Inc.	2,442	422,906
MetLife, Inc.	6,045	463,652
MGIC Investment Corp.	28,442	390,509
Moody’s Corp.	1,385	413,104
Morgan Stanley	4,609	428,960
Morningstar, Inc.	1,686	413,289
MSCI, Inc.	850	431,656
Nasdaq, Inc.	6,444	441,156
New York Community Bancorp, Inc.(c)	41,269	385,865
Northern Trust Corp.	4,077	379,610
Old Republic International Corp.	18,344	449,428
OneMain Holdings, Inc.	11,102	436,975
PacWest Bancorp	15,159	395,953
Pinnacle Financial Partners, Inc.	4,977	417,521
PNC Financial Services Group, Inc. (The)	2,500	420,650
Popular, Inc.	5,195	379,339
Primerica, Inc.	3,266	486,732
Principal Financial Group, Inc.	5,313	476,470
Progressive Corp. (The)	3,132	413,894
Prosperity Bancshares, Inc.	5,723	432,487
Prudential Financial, Inc.	4,196	453,294
Raymond James Financial, Inc.	3,756	439,076
Regions Financial Corp.	18,262	423,861
Reinsurance Group of America, Inc.	3,180	459,192

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
RenaissanceRe Holdings Ltd. (Bermuda)(c)	2,863	$540,849
Rithm Capital Corp.	44,098	399,087
Robinhood Markets, Inc., Class A(b)(c)	40,384	387,283
Rocket Cos., Inc., Class A(c)	52,984	439,767
Ryan Specialty Holdings, Inc., Class A(b)(c)	9,537	384,150
S&P Global, Inc.	1,113	392,666
SEI Investments Co.	7,206	448,790
Signature Bank	2,221	309,830
SLM Corp.	26,079	455,339
SoFi Technologies, Inc.(b)(c)	65,791	317,771
Starwood Property Trust, Inc.(c)	17,640	377,672
State Street Corp.	5,604	446,471
Stifel Financial Corp.	6,713	431,310
SVB Financial Group(b)	971	225,058
Synchrony Financial	9,926	373,019
Synovus Financial Corp.	9,892	416,750
T. Rowe Price Group, Inc.	3,341	417,324
TFS Financial Corp.	28,584	390,172
Tradeweb Markets, Inc., Class A	6,039	371,157
Travelers Cos., Inc. (The)	2,471	469,021
Truist Financial Corp.	8,531	399,336
U.S. Bancorp	8,716	395,619
Umpqua Holdings Corp.	22,655	459,217
Unum Group	10,619	447,909
Upstart Holdings, Inc.(b)(c)	15,032	293,876
UWM Holdings Corp.(c)	111,263	495,120
Virtu Financial, Inc., Class A	18,149	402,545
Voya Financial, Inc.	6,504	429,134
W.R. Berkley Corp.	5,957	454,400
Webster Financial Corp.	8,551	464,661
Wells Fargo & Co.	8,963	429,776
Western Alliance Bancorporation	5,297	363,056
White Mountains Insurance Group Ltd.	293	398,146
Willis Towers Watson PLC	1,930	475,089
Wintrust Financial Corp.	4,668	426,795
Zions Bancorporation N.A.	6,998	362,636
		59,247,656
Health Care-9.83%
10X Genomics, Inc., Class A(b)(c)	14,873	574,990
Abbott Laboratories	4,729	508,746
AbbVie, Inc.	3,628	584,761
ABIOMED, Inc.(b)	1,843	696,267
Acadia Healthcare Co., Inc.(b)	6,037	537,655
Agilent Technologies, Inc.	3,739	579,470
agilon health, inc.(b)(c)	21,865	383,949
Align Technology, Inc.(b)	1,977	388,797
Alnylam Pharmaceuticals, Inc.(b)	2,235	493,019
Amedisys, Inc.(b)	4,095	373,014
AmerisourceBergen Corp.	7,554	1,289,392
Amgen, Inc.	2,062	590,557
Avantor, Inc.(b)	19,728	439,540
Azenta, Inc.(c)	7,378	444,229
Baxter International, Inc.	8,613	486,893
Becton, Dickinson and Co.	1,940	483,720
Biogen, Inc.(b)	2,440	744,615
BioMarin Pharmaceutical, Inc.(b)	5,462	551,553
Bio-Rad Laboratories, Inc., Class A(b)	1,021	423,419
Bio-Techne Corp.	5,906	501,951
Boston Scientific Corp.(b)	11,836	535,816
Bristol-Myers Squibb Co.	7,379	592,386
Bruker Corp.	8,948	603,185
Cardinal Health, Inc.	7,250	581,232
	Shares	Value
Health Care-(continued)
Catalent, Inc.(b)	5,392	$270,301
Centene Corp.(b)	5,566	484,520
Certara, Inc.(b)(c)	31,237	530,404
Charles River Laboratories International, Inc.(b)	2,378	543,539
Chemed Corp.	1,080	561,600
Cigna Corp.	1,760	578,846
Cooper Cos., Inc. (The)	1,644	520,079
CVS Health Corp.	10,910	1,111,511
Danaher Corp.	1,760	481,202
DaVita, Inc.(b)	5,542	408,612
Definitive Healthcare Corp.(b)(c)	18,519	210,561
DENTSPLY SIRONA, Inc.	15,365	464,945
DexCom, Inc.(b)	5,575	648,261
Doximity, Inc., Class A(b)(c)	14,981	509,204
Edwards Lifesciences Corp.(b)	5,339	412,438
Elanco Animal Health, Inc.(b)	36,104	464,658
Elevance Health, Inc.	1,039	553,704
Eli Lilly and Co.	1,602	594,470
Encompass Health Corp.	9,991	584,274
Enhabit, Inc.(b)	30,679	439,016
Enovis Corp.(b)	10,003	541,462
Envista Holdings Corp.(b)(c)	13,720	468,126
Exact Sciences Corp.(b)	13,062	587,137
Exelixis, Inc.(b)	28,349	484,201
Gilead Sciences, Inc.	7,852	689,641
Globus Medical, Inc., Class A(b)(c)	8,380	619,198
Guardant Health, Inc.(b)(c)	8,732	457,033
HCA Healthcare, Inc.	2,346	563,556
Henry Schein, Inc.(b)	6,900	558,348
Hologic, Inc.(b)	7,389	562,746
Horizon Therapeutics PLC(b)(c)	8,163	818,667
Humana, Inc.	1,043	573,546
ICU Medical, Inc.(b)(c)	3,015	480,078
IDEXX Laboratories, Inc.(b)(c)	1,394	593,663
Illumina, Inc.(b)	2,469	538,439
Incyte Corp.(b)	7,106	566,135
Insulet Corp.(b)(c)	1,878	562,217
Integra LifeSciences Holdings Corp.(b)(c)	10,439	573,519
Intuitive Surgical, Inc.(b)	2,382	644,069
Ionis Pharmaceuticals, Inc.(b)	11,518	469,819
IQVIA Holdings, Inc.(b)	2,290	499,266
Jazz Pharmaceuticals PLC(b)	3,332	522,824
Johnson & Johnson	3,064	545,392
Laboratory Corp. of America Holdings	2,121	510,525
Maravai LifeSciences Holdings, Inc., Class A(b)(c)	22,712	337,955
Masimo Corp.(b)(c)	3,315	480,476
McKesson Corp.	3,019	1,152,292
Medtronic PLC	5,804	458,748
Merck & Co., Inc.	5,817	640,568
Mettler-Toledo International, Inc.(b)	252	370,329
Mirati Therapeutics, Inc.(b)(c)	6,052	553,032
Moderna, Inc.(b)	3,626	637,850
Molina Healthcare, Inc.(b)	1,447	487,306
Natera, Inc.(b)(c)	9,880	406,266
Neurocrine Biosciences, Inc.(b)	4,801	610,015
Novavax, Inc.(b)(c)	16,607	273,849
Novocure Ltd.(b)(c)	5,816	446,901
Oak Street Health, Inc.(b)(c)	18,015	389,484
Organon & Co.	17,380	452,228
Penumbra, Inc.(b)(c)	2,562	536,765

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
PerkinElmer, Inc.	3,645	$509,316
Perrigo Co. PLC	13,085	421,730
Pfizer, Inc.	10,782	540,502
Premier, Inc., Class A	14,492	483,308
QIAGEN N.V.(b)	11,014	545,634
Quest Diagnostics, Inc.	3,930	596,692
QuidelOrtho Corp.(b)(c)	6,167	540,291
Regeneron Pharmaceuticals, Inc.(b)	716	538,217
Repligen Corp.(b)(c)	2,241	400,780
ResMed, Inc.	2,170	499,534
Royalty Pharma PLC, Class A	11,772	517,615
Sarepta Therapeutics, Inc.(b)(c)	4,254	522,434
Seagen, Inc.(b)	3,329	404,107
Signify Health, Inc., Class A(b)(c)	17,346	496,442
Sotera Health Co.(b)	32,255	269,007
STERIS PLC	2,470	458,778
Stryker Corp.	2,326	544,028
Syneos Health, Inc.(b)	8,139	287,144
Tandem Diabetes Care, Inc.(b)(c)	9,660	406,203
Teladoc Health, Inc.(b)(c)	15,691	447,350
Teleflex, Inc.	2,130	498,676
Tenet Healthcare Corp.(b)	8,378	386,896
Thermo Fisher Scientific, Inc.	898	503,078
Ultragenyx Pharmaceutical, Inc.(b)	10,749	390,189
United Therapeutics Corp.(b)	2,290	640,948
UnitedHealth Group, Inc.	957	524,206
Universal Health Services, Inc., Class B	5,055	661,447
Veeva Systems, Inc., Class A(b)	2,917	555,280
Vertex Pharmaceuticals, Inc.(b)	1,772	560,661
Viatris, Inc.	52,862	583,068
Waters Corp.(b)	1,052	364,623
West Pharmaceutical Services, Inc.	1,634	383,434
Zimmer Biomet Holdings, Inc.	4,599	552,340
Zoetis, Inc.	3,194	492,323
		61,951,253
Industrials-10.23%
3M Co.	2,744	345,662
A.O. Smith Corp.(c)	5,739	348,587
Acuity Brands, Inc.	1,950	367,165
Advanced Drainage Systems, Inc.	2,324	226,032
AECOM	4,434	376,890
AGCO Corp.	2,973	394,577
Air Lease Corp.	8,695	335,801
Alaska Air Group, Inc.(b)	7,381	350,155
Allegion PLC	3,345	380,159
Allison Transmission Holdings, Inc.	8,994	402,931
AMERCO(c)	627	39,689
AMERCO(b)(c)	5,645	356,595
American Airlines Group, Inc.(b)(c)	24,246	349,870
AMETEK, Inc.	2,626	373,995
Armstrong World Industries, Inc.	3,734	285,315
Avis Budget Group, Inc.(b)(c)	2,188	489,237
Axon Enterprise, Inc.(b)	2,657	488,968
AZEK Co., Inc. (The)(b)(c)	17,032	329,399
Boeing Co. (The)(b)	2,041	365,094
Booz Allen Hamilton Holding Corp.(c)	3,391	360,802
Builders FirstSource, Inc.(b)	5,527	353,341
BWX Technologies, Inc.	6,128	373,134
C.H. Robinson Worldwide, Inc.	2,842	284,825
CACI International, Inc., Class A(b)	1,410	440,343
Carlisle Cos., Inc.	1,046	275,213
Carrier Global Corp.	7,641	338,649
	Shares	Value
Industrials-(continued)
Caterpillar, Inc.	1,769	$418,209
ChargePoint Holdings, Inc.(b)(c)	78,791	978,584
Cintas Corp.	750	346,335
Clarivate PLC(b)(c)	31,880	312,105
Clean Harbors, Inc.(b)	10,629	1,275,480
Copa Holdings S.A., Class A (Panama)(b)(c)	4,712	412,913
Copart, Inc.(b)	5,793	385,582
Core & Main, Inc., Class A(b)(c)	13,115	272,792
CoStar Group, Inc.(b)	10,534	853,675
Crane Holdings Co.	3,384	358,501
CSX Corp.	9,991	326,606
Cummins, Inc.	1,527	383,521
Curtiss-Wright Corp.	2,200	388,630
Deere & Co.	875	385,875
Delta Air Lines, Inc.(b)	10,623	375,735
Donaldson Co., Inc.	6,251	380,811
Dover Corp.	2,522	357,998
Driven Brands Holdings, Inc.(b)(c)	10,094	306,959
Dun & Bradstreet Holdings, Inc.	26,598	358,009
Eaton Corp. PLC	2,282	372,993
Emerson Electric Co.	3,883	371,875
Equifax, Inc.	1,638	323,292
Esab Corp.(c)	8,049	381,040
Expeditors International of Washington, Inc.	3,185	369,651
Fastenal Co.	28,821	1,484,570
FedEx Corp.	1,585	288,819
Flowserve Corp.(c)	10,597	332,322
Fortive Corp.	4,932	333,157
Fortune Brands Home & Security, Inc.	5,098	333,103
FTI Consulting, Inc.(b)(c)	2,033	351,343
Gates Industrial Corp. PLC(b)(c)	28,683	333,296
Generac Holdings, Inc.(b)	1,381	145,723
General Dynamics Corp.	1,427	360,161
General Electric Co.	4,404	378,612
Graco, Inc.	4,912	343,693
GXO Logistics, Inc.(b)(c)	7,123	333,784
Hayward Holdings, Inc.(b)(c)	28,380	271,029
HEICO Corp.(c)	2,112	342,799
Hertz Global Holdings, Inc.(b)(c)	17,813	306,384
Hexcel Corp.	24,465	1,466,677
Honeywell International, Inc.	1,731	380,041
Howmet Aerospace, Inc.	8,978	338,201
Hubbell, Inc.	1,481	376,263
Huntington Ingalls Industries, Inc.	1,387	321,729
IAA, Inc.(b)	9,472	353,969
IDEX Corp.	1,558	370,009
Illinois Tool Works, Inc.	1,604	364,862
Ingersoll Rand, Inc.	6,607	356,580
ITT, Inc.	4,437	375,015
J.B. Hunt Transport Services, Inc.	1,912	351,598
Jacobs Solutions, Inc.	2,612	330,522
JetBlue Airways Corp.(b)	41,841	333,054
Johnson Controls International PLC	5,678	377,246
KBR, Inc.	8,119	419,509
Kirby Corp.(b)	4,777	333,387
Knight-Swift Transportation Holdings, Inc.	6,577	364,563
L3Harris Technologies, Inc.	1,378	312,916
Landstar System, Inc.(c)	2,267	392,146
Leidos Holdings, Inc.	4,116	450,002
Lennox International, Inc.	1,248	325,017
Lincoln Electric Holdings, Inc.	2,352	347,814
Lockheed Martin Corp.	768	372,626

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Lyft, Inc., Class A(b)	19,642	$220,383
ManpowerGroup, Inc.	4,459	390,252
Masco Corp.	6,287	319,254
MasTec, Inc.(b)	4,046	367,498
MDU Resources Group, Inc.	10,565	332,692
Mercury Systems, Inc.(b)(c)	7,014	356,451
Middleby Corp. (The)(b)(c)	2,197	316,785
MSA Safety, Inc.	2,719	383,406
MSC Industrial Direct Co., Inc., Class A	4,039	346,667
Nordson Corp.	1,387	328,012
Norfolk Southern Corp.	1,309	335,758
Northrop Grumman Corp.	667	355,704
nVent Electric PLC	9,361	374,534
Old Dominion Freight Line, Inc.	1,256	380,078
Oshkosh Corp.	4,073	375,001
Otis Worldwide Corp.	4,426	345,626
Owens Corning	3,814	338,836
PACCAR, Inc.	3,765	398,751
Parker-Hannifin Corp.	1,187	354,842
Pentair PLC	7,047	322,541
Plug Power, Inc.(b)(c)	46,635	744,295
Quanta Services, Inc.	2,194	328,837
Raytheon Technologies Corp.	3,768	371,977
Regal Rexnord Corp.	2,254	295,522
Republic Services, Inc.	8,827	1,229,513
Robert Half International, Inc.	4,122	324,731
Rockwell Automation, Inc.(c)	1,315	347,449
Rollins, Inc.	9,375	379,125
RXO, Inc.(b)	6,228	118,332
Ryder System, Inc.	4,383	409,767
Schneider National, Inc., Class B	14,900	383,824
Science Applications International Corp.	4,137	455,525
Sensata Technologies Holding PLC	7,947	358,410
SiteOne Landscape Supply, Inc.(b)(c)	2,723	341,818
Snap-on, Inc.	1,449	348,629
Southwest Airlines Co.(b)	8,956	357,434
Spirit AeroSystems Holdings, Inc., Class A(c)	10,942	286,790
Stanley Black & Decker, Inc.	3,656	298,768
Stericycle, Inc.(b)(c)	25,658	1,337,552
Sunrun, Inc.(b)(c)	34,035	1,108,860
Tetra Tech, Inc.	2,340	361,741
Textron, Inc.	5,031	359,113
Timken Co. (The)	21,979	1,669,964
Toro Co. (The)	3,708	411,551
Trane Technologies PLC	1,972	351,844
TransDigm Group, Inc.	527	331,219
TransUnion	4,207	265,378
Trex Co., Inc.(b)	6,674	306,270
Uber Technologies, Inc.(b)	10,991	320,278
Union Pacific Corp.	1,398	303,967
United Airlines Holdings, Inc.(b)	8,782	387,901
United Parcel Service, Inc., Class B	1,640	311,157
United Rentals, Inc.(b)	1,069	377,389
Univar Solutions, Inc.(b)	57,050	1,890,066
Valmont Industries, Inc.	1,162	393,523
Verisk Analytics, Inc.	1,684	309,368
Vertiv Holdings Co.	31,701	439,059
W.W. Grainger, Inc.	573	345,553
Wabtec Corp.	3,649	368,877
Waste Management, Inc.	7,448	1,249,179
Watsco, Inc.(c)	1,127	303,140
WESCO International, Inc.(b)	2,327	299,997
	Shares	Value
Industrials-(continued)
WillScot Mobile Mini Holdings Corp.(b)	7,714	$371,892
Woodward, Inc.(c)	3,400	325,720
XPO Logistics, Inc.(b)(c)	6,215	240,023
Xylem, Inc.	3,389	380,754
		64,527,292
Information Technology-13.14%
Accenture PLC, Class A	1,117	336,139
Adobe, Inc.(b)	1,005	346,655
Advanced Micro Devices, Inc.(b)	4,676	362,998
Affirm Holdings, Inc.(b)(c)	13,579	189,020
Akamai Technologies, Inc.(b)	4,336	411,313
Allegro MicroSystems, Inc. (Japan)(b)(c)	16,793	522,934
Alteryx, Inc., Class A(b)(c)	5,994	268,831
Amdocs Ltd.	4,650	413,199
Amphenol Corp., Class A	5,181	416,708
Analog Devices, Inc.	2,584	444,215
ANSYS, Inc.(b)	1,520	386,536
Apple, Inc.	2,525	373,776
Applied Materials, Inc.	4,126	452,210
AppLovin Corp., Class A(b)(c)	14,871	214,291
Arista Networks, Inc.(b)	23,191	3,230,506
Arrow Electronics, Inc.(b)	3,796	412,777
Aspen Technology, Inc.(b)(c)	1,804	415,822
Atlassian Corp., Class A(b)	1,604	211,006
Autodesk, Inc.(b)	1,874	378,454
Automatic Data Processing, Inc.	1,331	351,570
Avnet, Inc.	9,174	414,390
Bentley Systems, Inc., Class B	10,221	404,854
Bill.com Holdings, Inc.(b)(c)	1,994	240,117
Black Knight, Inc.(b)	5,900	365,741
Block, Inc., Class A(b)(c)	4,558	308,896
Broadcom, Inc.	763	420,436
Broadridge Financial Solutions, Inc.	2,401	358,013
Cadence Design Systems, Inc.(b)	2,271	390,703
CCC Intelligent Solutions Holdings, Inc.(b)(c)	40,500	372,600
CDW Corp.	2,231	420,856
Ceridian HCM Holding, Inc.(b)	6,185	423,301
Ciena Corp.(b)(c)	64,936	2,919,523
Cirrus Logic, Inc.(b)(c)	5,310	396,710
Cisco Systems, Inc.	62,808	3,122,814
Cloudflare, Inc., Class A(b)(c)	6,166	302,997
Cognex Corp.	7,329	364,838
Cognizant Technology Solutions Corp., Class A	6,064	377,241
Coherent Corp.(b)(c)	8,917	326,986
Concentrix Corp.	3,141	384,396
Confluent, Inc., Class A(b)	14,469	333,221
Corning, Inc.	11,719	399,969
Coupa Software, Inc.(b)	5,664	358,191
Crowdstrike Holdings, Inc., Class A(b)	2,143	252,124
Datadog, Inc., Class A(b)	3,992	302,514
Dell Technologies, Inc., Class C	10,117	453,140
DocuSign, Inc.(b)	6,657	313,345
Dolby Laboratories, Inc., Class A	5,278	395,164
DoubleVerify Holdings, Inc.(b)(c)	13,638	357,316
Dropbox, Inc., Class A(b)	17,593	414,491
DXC Technology Co.(b)	14,676	435,437
Dynatrace, Inc.(b)	9,902	383,703
Elastic N.V.(b)	4,544	278,047
Enphase Energy, Inc.(b)	4,277	1,371,163
Entegris, Inc.(c)	3,834	296,330
EPAM Systems, Inc.(b)	911	335,776

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Euronet Worldwide, Inc.(b)	3,590	$333,691
F5, Inc.(b)	2,482	383,742
Fair Isaac Corp.(b)(c)	717	444,339
Fidelity National Information Services, Inc.	3,584	260,127
First Solar, Inc.(b)	9,863	1,701,663
Fiserv, Inc.(b)	3,043	317,567
Five9, Inc.(b)	4,360	279,520
FleetCor Technologies, Inc.(b)	1,504	295,085
Fortinet, Inc.(b)	7,495	398,434
Gartner, Inc.(b)	1,301	455,831
Gen Digital, Inc.	16,728	384,075
Genpact Ltd.	7,097	327,243
Global Payments, Inc.	2,444	253,638
GLOBALFOUNDRIES, Inc.(b)(c)	6,480	416,988
Globant S.A.(b)	1,758	329,414
GoDaddy, Inc., Class A(b)	5,148	407,361
Guidewire Software, Inc.(b)(c)	5,682	336,999
Hewlett Packard Enterprise Co.	29,022	486,989
HP, Inc.(c)	14,152	425,126
HubSpot, Inc.(b)	1,279	387,575
Informatica, Inc., Class A(b)(c)	17,711	304,275
Intel Corp.	12,645	380,235
International Business Machines Corp.	3,019	449,529
Intuit, Inc.	880	358,679
IPG Photonics Corp.(b)(c)	4,318	393,068
Jabil, Inc.	6,560	473,566
Jack Henry & Associates, Inc.	1,630	308,641
Jamf Holding Corp.(b)(c)	17,318	368,527
Juniper Networks, Inc.	99,291	3,300,433
Keysight Technologies, Inc.(b)	1,862	336,817
KLA Corp.	1,125	442,294
Kyndryl Holdings, Inc.(b)	37,468	438,750
Lam Research Corp.	887	419,001
Lattice Semiconductor Corp.(b)	7,325	533,480
Littelfuse, Inc.	1,413	348,305
Lumentum Holdings, Inc.(b)(c)	35,333	1,941,195
Manhattan Associates, Inc.(b)	2,729	343,690
Marvell Technology, Inc.	8,075	375,649
Mastercard, Inc., Class A	982	349,985
Microchip Technology, Inc.	5,902	467,379
Micron Technology, Inc.	7,053	406,605
Microsoft Corp.	1,515	386,537
MKS Instruments, Inc.	3,289	275,816
MongoDB, Inc.(b)	1,558	237,891
Monolithic Power Systems, Inc.	881	336,507
Motorola Solutions, Inc.	11,396	3,101,991
National Instruments Corp.	9,848	403,965
nCino, Inc.(b)(c)	11,421	298,317
NCR Corp.(b)	12,432	296,752
NetApp, Inc.	5,440	367,798
New Relic, Inc.(b)	6,146	345,835
Nutanix, Inc., Class A(b)	17,007	480,618
NVIDIA Corp.	2,783	470,967
Okta, Inc.(b)	6,157	328,291
ON Semiconductor Corp.(b)	5,574	419,165
Oracle Corp.	5,240	435,077
Palantir Technologies, Inc., Class A(b)(c)	51,985	389,888
Palo Alto Networks, Inc.(b)	2,126	361,207
Paychex, Inc.	2,586	320,742
Paycom Software, Inc.(b)	1,058	358,768
Paycor HCM, Inc.(b)(c)	13,139	379,980
Paylocity Holding Corp.(b)	1,288	280,565
	Shares	Value
Information Technology-(continued)
PayPal Holdings, Inc.(b)	3,345	$262,281
Pegasystems, Inc.(c)	10,250	371,563
Procore Technologies, Inc.(b)(c)	6,854	335,640
PTC, Inc.(b)	3,271	416,104
Pure Storage, Inc., Class A(b)	13,310	388,519
Qorvo, Inc.(b)	4,289	425,683
QUALCOMM, Inc.	3,045	385,162
RingCentral, Inc., Class A(b)	8,829	327,203
Roper Technologies, Inc.	958	420,457
salesforce.com, inc.(b)	2,493	399,503
SentinelOne, Inc.(b)(c)	14,485	210,033
ServiceNow, Inc.(b)	857	356,769
Shift4 Payments, Inc., Class A(b)(c)	7,163	331,933
Skyworks Solutions, Inc.	3,924	375,213
Smartsheet, Inc., Class A(b)(c)	10,989	337,802
Snowflake, Inc., Class A(b)(c)	2,148	306,949
Splunk, Inc.(b)	4,323	335,811
SS&C Technologies Holdings, Inc.	6,867	369,170
Switch, Inc., Class A	11,479	393,156
Synopsys, Inc.(b)	1,170	397,262
TD SYNNEX Corp.	4,054	414,724
Teledyne Technologies, Inc.(b)	852	357,925
Teradata Corp.(b)	12,361	422,128
Teradyne, Inc.	4,522	422,581
Texas Instruments, Inc.	2,299	414,878
Thoughtworks Holding, Inc.(b)	29,134	265,702
Toast, Inc., Class A(b)	19,122	351,080
Trimble, Inc.(b)	5,262	314,405
Twilio, Inc., Class A(b)(c)	5,558	272,453
Tyler Technologies, Inc.(b)	1,014	347,538
Ubiquiti, Inc.	9,224	2,767,477
UiPath, Inc., Class A(b)(c)	27,652	344,820
Unity Software, Inc.(b)(c)	9,974	394,073
Universal Display Corp.	3,699	416,581
VeriSign, Inc.(b)	2,074	414,406
Viasat, Inc.(b)(c)	78,627	2,680,394
Visa, Inc., Class A(c)	1,603	347,851
VMware, Inc., Class A(b)	3,341	405,898
Vontier Corp.	14,991	294,273
Western Digital Corp.(b)	9,097	334,315
Western Union Co. (The)(c)	21,848	320,292
WEX, Inc.(b)	2,091	353,672
Wix.com Ltd. (Israel)(b)	5,905	534,343
Wolfspeed, Inc.(b)(c)	3,466	315,129
Workday, Inc., Class A(b)	2,302	386,506
Zebra Technologies Corp., Class A(b)	1,078	291,362
Zoom Video Communications, Inc., Class A(b)(c)	4,897	369,381
Zscaler, Inc.(b)	2,502	333,892
		82,810,782
Materials-9.98%
Air Products and Chemicals, Inc.	5,755	1,784,971
Albemarle Corp.	5,011	1,393,008
Alcoa Corp.	30,161	1,511,971
Amcor PLC	26,422	326,312
AptarGroup, Inc.	3,116	330,732
Ardagh Group S.A.(b)(e)	13,287	141,042
Ardagh Metal Packaging S.A.(c)	51,045	228,171
Ashland, Inc.	14,239	1,592,917
Avery Dennison Corp.	7,780	1,504,107
Axalta Coating Systems Ltd.(b)	12,543	336,654
Ball Corp.	5,468	306,646

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Materials-(continued)
Berry Global Group, Inc.	5,760	$337,536
Celanese Corp.	13,128	1,408,634
CF Industries Holdings, Inc.	14,235	1,540,085
Chemours Co. (The)	42,512	1,319,998
Cleveland-Cliffs, Inc.(b)(c)	83,411	1,291,202
Corteva, Inc.	18,181	1,221,036
Crown Holdings, Inc.	3,286	270,142
Dow, Inc.	29,573	1,507,336
DuPont de Nemours, Inc.	5,642	397,818
Eagle Materials, Inc.	2,735	372,890
Eastman Chemical Co.	16,043	1,389,645
Ecolab, Inc.	8,549	1,280,897
Element Solutions, Inc.	76,672	1,499,704
FMC Corp.	13,280	1,734,899
Freeport-McMoRan, Inc.	47,768	1,901,166
Ginkgo Bioworks Holdings, Inc.(b)(c)	175,698	349,639
Graphic Packaging Holding Co.	13,937	320,272
Huntsman Corp.	55,000	1,527,900
International Flavors & Fragrances, Inc.(c)	12,921	1,367,300
International Paper Co.	35,470	1,316,646
Linde PLC (United Kingdom)	5,175	1,741,284
Louisiana-Pacific Corp.	6,055	386,309
LyondellBasell Industries N.V., Class A	17,812	1,514,198
Martin Marietta Materials, Inc.	922	337,895
Mosaic Co. (The)	27,005	1,385,357
MP Materials Corp.(b)(c)	44,732	1,487,339
NewMarket Corp.	4,857	1,534,909
Newmont Corp.	34,649	1,644,788
Nucor Corp.	10,556	1,582,872
Olin Corp.	26,966	1,536,523
Packaging Corp. of America	2,307	313,498
PPG Industries, Inc.	2,520	340,754
Reliance Steel & Aluminum Co.	7,674	1,621,440
Royal Gold, Inc.(c)	15,489	1,739,879
RPM International, Inc.	3,381	350,339
Scotts Miracle-Gro Co. (The)	25,270	1,413,351
Sealed Air Corp.	5,930	315,654
Sherwin-Williams Co. (The)	1,352	336,891
Silgan Holdings, Inc.	6,958	368,078
Sonoco Products Co.	5,028	308,568
Southern Copper Corp. (Peru)(c)	30,871	1,883,749
SSR Mining, Inc. (Canada)(c)	104,246	1,580,369
Steel Dynamics, Inc.	17,626	1,831,870
United States Steel Corp.	60,643	1,594,305
Valvoline, Inc.	50,568	1,667,733
Vulcan Materials Co.	1,885	345,577
Westlake Corp.(c)	15,022	1,617,118
WestRock Co.	7,948	301,388
		62,893,311
Real Estate-8.27%
Alexandria Real Estate Equities, Inc.	5,262	818,820
American Homes 4 Rent, Class A	22,467	742,984
American Tower Corp.	3,151	697,159
Americold Realty Trust, Inc.(c)	27,779	829,203
Apartment Income REIT Corp.	19,366	736,876
AvalonBay Communities, Inc.	3,892	680,711
Boston Properties, Inc.	9,589	691,175
Brixmor Property Group, Inc.	37,220	862,760
Camden Property Trust	6,206	746,768
CBRE Group, Inc., Class A(b)(c)	10,361	824,736
Cousins Properties, Inc.(c)	29,541	779,292
Crown Castle, Inc.	4,726	668,398
	Shares	Value
Real Estate-(continued)
CubeSmart	17,442	$721,924
Digital Realty Trust, Inc.	6,710	754,607
Douglas Emmett, Inc.	39,015	675,740
EastGroup Properties, Inc.(c)	4,882	757,882
EPR Properties	19,175	797,872
Equinix, Inc.	1,265	873,672
Equity LifeStyle Properties, Inc.	11,339	753,136
Equity Residential	10,744	696,856
Essex Property Trust, Inc.	3,003	661,801
Extra Space Storage, Inc.	4,049	650,634
Federal Realty Investment Trust	8,044	893,688
First Industrial Realty Trust, Inc.(c)	15,667	791,967
Gaming and Leisure Properties, Inc.	16,763	881,901
Healthcare Realty Trust, Inc.	33,921	696,398
Healthpeak Properties, Inc.	30,876	810,804
Highwoods Properties, Inc.	26,568	791,726
Host Hotels & Resorts, Inc.	46,875	887,813
Howard Hughes Corp. (The)(b)(c)	12,265	914,233
Hudson Pacific Properties, Inc.(c)	58,358	674,618
Invitation Homes, Inc.	21,190	691,430
Iron Mountain, Inc.	15,653	850,428
JBG SMITH Properties(c)	37,175	766,177
Jones Lang LaSalle, Inc.(b)	4,732	795,780
Kilroy Realty Corp.	16,358	706,993
Kimco Realty Corp.	38,063	872,404
Lamar Advertising Co., Class A(c)	8,526	853,794
Life Storage, Inc.	6,357	683,314
Medical Properties Trust, Inc.	56,349	739,299
Mid-America Apartment Communities, Inc.	4,790	789,775
National Retail Properties, Inc.	18,379	852,050
National Storage Affiliates Trust	16,026	637,995
Omega Healthcare Investors, Inc.(c)	25,478	771,474
Opendoor Technologies, Inc.(b)(c)	182,238	337,140
Park Hotels & Resorts, Inc.(c)	57,722	740,573
Prologis, Inc.	12,942	1,524,438
Public Storage	2,431	724,341
Rayonier, Inc.(c)	23,576	845,907
Realty Income Corp.	12,401	782,131
Regency Centers Corp.	13,351	886,907
Rexford Industrial Realty, Inc.	12,960	716,558
SBA Communications Corp., Class A	2,501	748,549
Simon Property Group, Inc.	8,027	958,745
SL Green Realty Corp.	17,170	720,453
Spirit Realty Capital, Inc.	20,287	840,288
STORE Capital Corp.	30,308	966,825
Sun Communities, Inc.	5,163	758,445
UDR, Inc.	17,522	726,637
Ventas, Inc.	17,002	791,103
VICI Properties, Inc.	24,635	842,517
Vornado Realty Trust(c)	29,743	752,200
W.P. Carey, Inc.(c)	9,613	757,504
Welltower, Inc.	10,795	766,769
WeWork, Inc., Class A(b)(c)	201,614	556,455
Weyerhaeuser Co.	24,268	793,806
Zillow Group, Inc., Class C(b)(c)	22,041	837,117
		52,152,475
Utilities-7.65%
AES Corp. (The)	47,240	1,366,181
Alliant Energy Corp.	20,547	1,156,796
Ameren Corp.	13,638	1,218,146
American Electric Power Co., Inc.	12,487	1,208,742
American Water Works Co., Inc.	8,361	1,268,865

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
Atmos Energy Corp.	10,990	$1,320,998
Avangrid, Inc.	26,125	1,117,366
Brookfield Renewable Corp., Class A	32,587	1,062,662
CenterPoint Energy, Inc.	40,010	1,244,711
CMS Energy Corp.	18,666	1,139,933
Consolidated Edison, Inc.	12,856	1,260,402
Constellation Energy Corp.	15,088	1,450,259
Dominion Energy, Inc.	15,660	956,983
DTE Energy Co.	9,638	1,118,104
Duke Energy Corp.	11,884	1,187,568
Edison International	19,080	1,271,873
Entergy Corp.	10,923	1,270,017
Essential Utilities, Inc.	26,630	1,284,631
Evergy, Inc.	18,479	1,094,142
Eversource Energy	14,146	1,172,138
Exelon Corp.	28,824	1,192,449
FirstEnergy Corp.	31,822	1,312,339
Hawaiian Electric Industries, Inc.	32,678	1,342,412
IDACORP, Inc.	11,837	1,308,344
National Fuel Gas Co.	18,577	1,230,355
NextEra Energy, Inc.	14,487	1,227,049
NiSource, Inc.	43,261	1,208,712
NRG Energy, Inc.	30,538	1,296,338
OGE Energy Corp.	31,517	1,275,178
PG&E Corp.(b)(c)	101,523	1,593,911
Pinnacle West Capital Corp.	16,878	1,321,885
PPL Corp.	44,152	1,303,367
Public Service Enterprise Group, Inc.	19,053	1,153,659
Sempra Energy	7,479	1,242,935
	Shares	Value
Utilities-(continued)
Southern Co. (The)	16,288	$1,101,720
UGI Corp.	32,485	1,255,545
Vistra Corp.	52,485	1,276,960
WEC Energy Group, Inc.	12,237	1,213,176
Xcel Energy, Inc.	16,892	1,186,156
		48,213,007
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $644,074,909)		629,265,607
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.47%
Invesco Private Government Fund, 3.83%(d)(f)(g)	27,309,279	27,309,279
Invesco Private Prime Fund, 4.15%(d)(f)(g)	70,190,710	70,204,746
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $97,503,490)		97,514,025
TOTAL INVESTMENTS IN SECURITIES-115.29% (Cost $741,578,399)		726,779,632
OTHER ASSETS LESS LIABILITIES-(15.29)%		(96,403,800)
NET ASSETS-100.00%		$630,375,832

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Invesco Ltd.	$383,899	$11,145	$(9,884)	$60,913	$(198)	$445,875	$4,334
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	19,186	5,353,041	(5,372,227)	-	-	-	2,204
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,409,828	33,833,601	(32,934,150)	-	-	27,309,279	215,355*
Invesco Private Prime Fund	70,048,241	66,703,125	(66,554,033)	4,989	2,423	70,204,746	585,808*
Total	$96,861,154	$105,900,912	$(104,870,294)	$65,902	$2,225	$97,959,900	$807,701

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
November 30, 2022
(Unaudited)
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.75%
Communication Services-3.63%
Activision Blizzard, Inc.	219	$16,195
AT&T, Inc.	792	15,270
Comcast Corp., Class A	398	14,583
Electronic Arts, Inc.	121	15,824
Fox Corp., Class A	335	10,871
Fox Corp., Class B	157	4,792
Interpublic Group of Cos., Inc. (The)	536	18,417
Liberty Media Corp.-Liberty SiriusXM, Class A(b)(c)	132	5,784
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	274	12,009
Lumen Technologies, Inc.(c)	1,398	7,647
Madison Square Garden Sports Corp., Class A(c)	105	17,098
News Corp., Class A	758	14,516
News Corp., Class B(c)	230	4,473
Nexstar Media Group, Inc., Class A(c)	97	18,387
Omnicom Group, Inc.	231	18,425
Paramount Global, Class A	9	206
Paramount Global, Class B	509	10,221
Pinterest, Inc., Class A(b)	903	22,954
Sirius XM Holdings, Inc.(c)	2,689	17,452
T-Mobile US, Inc.(b)	128	19,387
Trade Desk, Inc. (The), Class A(b)	327	17,050
Verizon Communications, Inc.	327	12,746
Warner Bros Discovery, Inc.(b)	947	10,796
World Wrestling Entertainment, Inc., Class A(c)	255	20,369
		325,472
Consumer Discretionary-14.52%
Aramark(c)	499	20,758
AutoNation, Inc.(b)(c)	140	17,347
AutoZone, Inc.(b)	8	20,632
Bath & Body Works, Inc.	427	18,147
Best Buy Co., Inc.	211	17,998
Booking Holdings, Inc.(b)	8	16,636
BorgWarner, Inc.	423	17,982
Boyd Gaming Corp.	292	17,908
Brunswick Corp.	231	17,140
Burlington Stores, Inc.(b)(c)	103	20,155
Capri Holdings Ltd.(b)	345	19,786
CarMax, Inc.(b)(c)	170	11,791
Carter’s, Inc.	221	16,142
Chipotle Mexican Grill, Inc.(b)	12	19,524
Choice Hotels International, Inc.(c)	136	16,758
Churchill Downs, Inc.	84	18,645
Columbia Sportswear Co.	219	19,620
Darden Restaurants, Inc.	140	20,579
Dick’s Sporting Goods, Inc.	214	25,590
Dollar General Corp.	77	19,687
Dollar Tree, Inc.(b)	107	16,081
Expedia Group, Inc.(b)	137	14,637
Ford Motor Co.	1,253	17,417
General Motors Co.	443	17,968
Gentex Corp.	552	15,953
Genuine Parts Co.	126	23,100
Grand Canyon Education, Inc.(b)	193	21,823
H&R Block, Inc.	476	20,806
Hanesbrands, Inc.(c)	1,410	9,475
Harley-Davidson, Inc.	499	23,518
Hasbro, Inc.	189	11,873
Hilton Worldwide Holdings, Inc.	122	17,400
Home Depot, Inc. (The)	57	18,467
Hyatt Hotels Corp., Class A(b)	191	19,161
Kohl’s Corp.	420	13,474
	Shares	Value
Consumer Discretionary-(continued)
Las Vegas Sands Corp.(b)	480	$22,483
Leggett & Platt, Inc.(c)	452	16,096
Leslie’s, Inc.(b)(c)	890	12,994
Lithia Motors, Inc., Class A	56	13,401
LKQ Corp.	340	18,472
Lowe’s Cos., Inc.	89	18,917
lululemon athletica, inc.(b)	58	22,058
Marriott International, Inc., Class A	100	16,535
Marriott Vacations Worldwide Corp.	117	17,431
Mattel, Inc.(b)	690	12,579
McDonald’s Corp.	68	18,550
Mohawk Industries, Inc.(b)	121	12,261
Newell Brands, Inc.	778	10,091
NVR, Inc.(b)	4	18,556
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	369	22,472
Penn Entertainment, Inc.(b)(c)	528	18,580
Penske Automotive Group, Inc.(c)	145	18,335
Planet Fitness, Inc., Class A(b)	248	19,433
Polaris, Inc.	166	18,934
PulteGroup, Inc.	378	16,927
PVH Corp.	245	16,459
RH(b)(c)	58	16,636
Ross Stores, Inc.	204	24,005
Service Corp. International	245	17,505
Six Flags Entertainment Corp.(b)	577	13,900
Target Corp.	109	18,211
Tempur Sealy International, Inc.	685	21,762
Thor Industries, Inc.(c)	226	19,468
TJX Cos., Inc. (The)	271	21,694
Toll Brothers, Inc.	340	16,289
Travel + Leisure Co.	337	13,099
Ulta Beauty, Inc.(b)	42	19,523
Vail Resorts, Inc.(c)	69	17,770
Wendy’s Co. (The)	915	20,642
Whirlpool Corp.(c)	95	13,920
Williams-Sonoma, Inc.(c)	135	15,782
Wyndham Hotels & Resorts, Inc.	215	15,764
Yum! Brands, Inc.	146	18,784
		1,300,296
Consumer Staples-8.44%
Albertsons Cos., Inc., Class A	548	11,481
Altria Group, Inc.	314	14,626
Archer-Daniels-Midland Co.	196	19,110
Brown-Forman Corp., Class A	51	3,722
Brown-Forman Corp., Class B	211	15,407
Bunge Ltd.	148	15,516
Campbell Soup Co.	361	19,375
Casey’s General Stores, Inc.	83	20,171
Church & Dwight Co., Inc.	192	15,719
Clorox Co. (The)	120	17,838
Coca-Cola Co. (The)	268	17,047
Colgate-Palmolive Co.	217	16,813
Conagra Brands, Inc.	519	19,712
Costco Wholesale Corp.	37	19,952
Flowers Foods, Inc.	642	19,292
General Mills, Inc.	245	20,899
Grocery Outlet Holding Corp.(b)	450	13,622
Hershey Co. (The)	81	19,049
Hormel Foods Corp.	352	16,544
Ingredion, Inc.	176	17,243
JM Smucker Co. (The)	137	21,099
Kellogg Co.	248	18,092
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Keurig Dr Pepper, Inc.	487	$18,832
Kimberly-Clark Corp.	131	17,768
Kraft Heinz Co. (The)	460	18,101
Kroger Co. (The)	335	16,479
Lamb Weston Holdings, Inc.	256	22,246
McCormick & Co., Inc.	186	15,843
Molson Coors Beverage Co., Class B	314	17,305
Mondelez International, Inc., Class A	276	18,660
Monster Beverage Corp.(b)	193	19,852
PepsiCo, Inc.	102	18,922
Philip Morris International, Inc.	161	16,047
Pilgrim’s Pride Corp.(b)	509	13,315
Post Holdings, Inc.(b)	209	19,565
Procter & Gamble Co. (The)	116	17,303
Reynolds Consumer Products, Inc.	627	20,039
Seaboard Corp.	4	15,811
Spectrum Brands Holdings, Inc.	194	10,334
Sysco Corp.	204	17,648
Tyson Foods, Inc., Class A	190	12,593
US Foods Holding Corp.(b)	529	19,351
Walgreens Boots Alliance, Inc.	392	16,268
Walmart, Inc.	136	20,729
		755,340
Energy-4.39%
Antero Midstream Corp.	1,521	17,233
APA Corp.	353	16,538
Baker Hughes Co., Class A	469	13,610
Chevron Corp.	97	17,781
ConocoPhillips	148	18,279
Coterra Energy, Inc.	483	13,481
Devon Energy Corp.	222	15,211
Diamondback Energy, Inc.	111	16,430
EOG Resources, Inc.	121	17,174
Exxon Mobil Corp.	174	19,373
Halliburton Co.	410	15,535
Hess Corp.	137	19,716
HF Sinclair Corp.	340	21,196
Kinder Morgan, Inc.	848	16,214
Marathon Oil Corp.	541	16,571
Marathon Petroleum Corp.	167	20,342
Occidental Petroleum Corp.	239	16,608
ONEOK, Inc.	253	16,931
Phillips 66	165	17,893
Pioneer Natural Resources Co.	62	14,631
Schlumberger Ltd.	364	18,764
Valero Energy Corp.	131	17,504
Williams Cos., Inc. (The)	451	15,650
		392,665
Financials-16.84%
Aflac, Inc.	282	20,284
Allstate Corp. (The)	126	16,871
Ally Financial, Inc.	399	10,777
American Express Co.	104	16,389
American Financial Group, Inc.	122	17,351
American International Group, Inc.	294	18,554
Annaly Capital Management, Inc.(c)	663	14,367
Arch Capital Group Ltd.(b)(c)	367	21,987
Assurant, Inc.	96	12,309
Bank of America Corp.	469	17,752
Bank of Hawaii Corp.	217	17,505
Bank OZK(c)	418	19,291
	Shares	Value
Financials-(continued)
Berkshire Hathaway, Inc., Class B(b)	55	$17,523
BOK Financial Corp.	201	21,047
Brighthouse Financial, Inc.(b)	350	19,509
Capital One Financial Corp.	135	13,937
Cboe Global Markets, Inc.	154	19,533
Chubb Ltd.	82	18,006
Citigroup, Inc.	321	15,540
Citizens Financial Group, Inc.	424	17,969
CME Group, Inc., Class A	86	15,179
CNA Financial Corp.	377	16,053
Comerica, Inc.	210	15,065
Commerce Bancshares, Inc.	249	18,655
Cullen/Frost Bankers, Inc.	137	19,875
Discover Financial Services	155	16,796
East West Bancorp, Inc.	237	16,640
Equitable Holdings, Inc.	561	17,806
Erie Indemnity Co., Class A(c)	104	29,369
Everest Re Group Ltd.	61	20,614
F.N.B. Corp.	1,418	19,994
Fifth Third Bancorp	438	15,926
First Citizens BancShares, Inc., Class A	25	20,411
First Hawaiian, Inc.	671	17,815
First Horizon Corp.	760	18,886
Globe Life, Inc.	178	21,353
Hanover Insurance Group, Inc. (The)	117	17,234
Hartford Financial Services Group, Inc. (The)	236	18,023
Huntington Bancshares, Inc.	1,249	19,335
JPMorgan Chase & Co.	130	17,963
KeyCorp	871	16,384
Lazard Ltd., Class A	491	17,975
Lincoln National Corp.	297	11,565
Loews Corp.	261	15,177
LPL Financial Holdings, Inc.	90	21,304
M&T Bank Corp.	96	16,322
MetLife, Inc.	260	19,942
MGIC Investment Corp.	1,231	16,902
Morgan Stanley	200	18,614
New York Community Bancorp, Inc.(c)	1,714	16,026
OneMain Holdings, Inc.	406	15,980
PacWest Bancorp	540	14,105
Pinnacle Financial Partners, Inc.	212	17,785
PNC Financial Services Group, Inc. (The)	99	16,658
Popular, Inc.	210	15,334
Primerica, Inc.	137	20,417
Principal Financial Group, Inc.	237	21,254
Progressive Corp. (The)	145	19,162
Prosperity Bancshares, Inc.	236	17,835
Prudential Financial, Inc.	160	17,285
Raymond James Financial, Inc.	174	20,341
Regions Financial Corp.	780	18,104
Reinsurance Group of America, Inc.	139	20,072
Rithm Capital Corp.	1,477	13,367
Rocket Cos., Inc., Class A(c)	1,943	16,127
SEI Investments Co.	295	18,373
Starwood Property Trust, Inc.(c)	714	15,287
Stifel Financial Corp.	275	17,669
SVB Financial Group(b)	36	8,344
Synchrony Financial	474	17,813
Synovus Financial Corp.	405	17,063
TFS Financial Corp.	1,139	15,547
Travelers Cos., Inc. (The)	98	18,601
Truist Financial Corp.	344	16,103

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
U.S. Bancorp	326	$14,797
Umpqua Holdings Corp.	972	19,702
Unum Group	462	19,487
Virtu Financial, Inc., Class A	644	14,284
Voya Financial, Inc.	255	16,825
W.R. Berkley Corp.	240	18,307
Webster Financial Corp.	351	19,073
Wells Fargo & Co.	376	18,029
Western Alliance Bancorporation	219	15,010
Willis Towers Watson PLC	83	20,431
Wintrust Financial Corp.	196	17,920
Zions Bancorporation N.A.	301	15,598
		1,507,793
Health Care-10.26%
Abbott Laboratories	150	16,137
AbbVie, Inc.	117	18,858
Acadia Healthcare Co., Inc.(b)	246	21,909
AmerisourceBergen Corp.	114	19,459
Amgen, Inc.	67	19,189
Avantor, Inc.(b)	524	11,675
Azenta, Inc.(c)	223	13,427
Baxter International, Inc.	227	12,832
Becton, Dickinson and Co.	67	16,706
Biogen, Inc.(b)	85	25,939
BioMarin Pharmaceutical, Inc.(b)	228	23,023
Boston Scientific Corp.(b)	425	19,240
Bristol-Myers Squibb Co.	226	18,143
Centene Corp.(b)	209	18,193
Chemed Corp.	36	18,720
Cigna Corp.	64	21,049
CVS Health Corp.	178	18,135
DaVita, Inc.(b)	177	13,050
Elevance Health, Inc.	34	18,119
Eli Lilly and Co.	54	20,038
Encompass Health Corp.	261	15,263
Enhabit, Inc.(b)	129	1,846
Envista Holdings Corp.(b)	402	13,716
Exelixis, Inc.(b)	919	15,697
Gilead Sciences, Inc.	262	23,012
Henry Schein, Inc.(b)	201	16,265
Hologic, Inc.(b)	233	17,745
Humana, Inc.	38	20,896
ICU Medical, Inc.(b)(c)	95	15,127
Incyte Corp.(b)	226	18,005
Insulet Corp.(b)	83	24,848
Integra LifeSciences Holdings Corp.(b)	287	15,768
Johnson & Johnson	96	17,088
Laboratory Corp. of America Holdings	69	16,608
Maravai LifeSciences Holdings, Inc., Class A(b)	529	7,872
McKesson Corp.	53	20,229
Medtronic PLC	174	13,753
Merck & Co., Inc.	185	20,372
Molina Healthcare, Inc.(b)	59	19,869
Neurocrine Biosciences, Inc.(b)	182	23,125
Pfizer, Inc.	322	16,142
Premier, Inc., Class A	461	15,374
QIAGEN N.V.(b)	377	18,677
Quest Diagnostics, Inc.	122	18,523
QuidelOrtho Corp.(b)(c)	183	16,033
Regeneron Pharmaceuticals, Inc.(b)	26	19,544
Royalty Pharma PLC, Class A	414	18,204
Sotera Health Co.(b)	790	6,589
	Shares	Value
Health Care-(continued)
Thermo Fisher Scientific, Inc.	31	$17,367
Universal Health Services, Inc., Class B	140	18,319
Vertex Pharmaceuticals, Inc.(b)	63	19,933
Viatris, Inc.	1,407	15,519
Zimmer Biomet Holdings, Inc.	143	17,174
		918,343
Industrials-15.68%
3M Co.	120	15,116
Alaska Air Group, Inc.(b)	373	17,695
Allegion PLC	151	17,161
Allison Transmission Holdings, Inc.	425	19,040
AMETEK, Inc.	144	20,509
Axon Enterprise, Inc.(b)	173	31,837
Booz Allen Hamilton Holding Corp.	201	21,386
BWX Technologies, Inc.	341	20,764
C.H. Robinson Worldwide, Inc.	158	15,835
CACI International, Inc., Class A(b)	60	18,738
Carlisle Cos., Inc.	66	17,365
Caterpillar, Inc.	78	18,440
Clean Harbors, Inc.(b)	180	21,600
Copa Holdings S.A., Class A (Panama)(b)(c)	247	21,645
CoStar Group, Inc.(b)	280	22,691
Cummins, Inc.	83	20,846
Curtiss-Wright Corp.	120	21,198
Deere & Co.	48	21,168
Delta Air Lines, Inc.(b)	427	15,103
Donaldson Co., Inc.	331	20,165
Emerson Electric Co.	192	18,388
Flowserve Corp.(c)	533	16,715
Fortive Corp.	283	19,117
FTI Consulting, Inc.(b)(c)	102	17,628
Gates Industrial Corp. PLC(b)	1,339	15,559
General Dynamics Corp.	75	18,929
HEICO Corp.(c)	48	7,791
HEICO Corp., Class A	86	10,903
Hexcel Corp.	294	17,625
Honeywell International, Inc.	89	19,540
Howmet Aerospace, Inc.	476	17,931
Hubbell, Inc.	91	23,119
Huntington Ingalls Industries, Inc.	81	18,789
IDEX Corp.	89	21,137
Illinois Tool Works, Inc.	84	19,107
Jacobs Solutions, Inc.	122	15,438
Knight-Swift Transportation Holdings, Inc.	356	19,733
L3Harris Technologies, Inc.	71	16,123
Landstar System, Inc.(c)	114	19,720
Leidos Holdings, Inc.	161	17,602
Lincoln Electric Holdings, Inc.	127	18,781
Lockheed Martin Corp.	39	18,922
ManpowerGroup, Inc.	199	17,416
Masco Corp.	303	15,386
Middleby Corp. (The)(b)(c)	117	16,870
MSA Safety, Inc.	134	18,895
MSC Industrial Direct Co., Inc., Class A	202	17,338
Nordson Corp.	79	18,683
Northrop Grumman Corp.	37	19,732
Oshkosh Corp.	185	17,033
Otis Worldwide Corp.	229	17,883
Owens Corning	178	15,814
PACCAR, Inc.	192	20,335
Parker-Hannifin Corp.	63	18,833
Pentair PLC	340	15,562

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Raytheon Technologies Corp.	181	$17,868
Regal Rexnord Corp.	138	18,093
Republic Services, Inc.	126	17,551
Robert Half International, Inc.	194	15,283
Rollins, Inc.	490	19,816
Ryder System, Inc.	213	19,913
Schneider National, Inc., Class B	711	18,315
Science Applications International Corp.	195	21,471
Sensata Technologies Holding PLC	358	16,146
Snap-on, Inc.	78	18,767
Southwest Airlines Co.(b)	380	15,166
Stanley Black & Decker, Inc.	147	12,013
Timken Co. (The)	284	21,578
Toro Co. (The)	214	23,752
TransDigm Group, Inc.	28	17,598
United Rentals, Inc.(b)	58	20,476
Univar Solutions, Inc.(b)	549	18,188
Valmont Industries, Inc.	67	22,690
Wabtec Corp.	184	18,601
Waste Management, Inc.	107	17,946
Woodward, Inc.	168	16,094
		1,404,004
Information Technology-8.99%
Akamai Technologies, Inc.(b)	167	15,842
Amdocs Ltd.	194	17,239
Amphenol Corp., Class A	245	19,705
Analog Devices, Inc.	103	17,707
Arrow Electronics, Inc.(b)	141	15,332
Aspen Technology, Inc.(b)	85	19,593
Avnet, Inc.	352	15,900
Black Knight, Inc.(b)	257	15,931
Cirrus Logic, Inc.(b)(c)	209	15,614
Cognizant Technology Solutions Corp., Class A	228	14,184
Concentrix Corp.	109	13,339
Corning, Inc.	479	16,348
Dell Technologies, Inc., Class C	341	15,273
Dropbox, Inc., Class A(b)	813	19,154
DXC Technology Co.(b)	491	14,568
Entegris, Inc.	155	11,980
Euronet Worldwide, Inc.(b)	142	13,199
Fidelity National Information Services, Inc.	165	11,976
Fiserv, Inc.(b)	170	17,741
FleetCor Technologies, Inc.(b)	70	13,734
Gen Digital, Inc.	705	16,187
Global Payments, Inc.	137	14,218
GoDaddy, Inc., Class A(b)	233	18,437
Hewlett Packard Enterprise Co.	1,076	18,055
HP, Inc.	414	12,437
Intel Corp.	379	11,397
International Business Machines Corp.	122	18,166
IPG Photonics Corp.(b)	165	15,020
Jack Henry & Associates, Inc.	92	17,420
Lam Research Corp.	33	15,589
Littelfuse, Inc.	63	15,530
Lumentum Holdings, Inc.(b)(c)	194	10,658
Mastercard, Inc., Class A	47	16,751
Microchip Technology, Inc.	244	19,322
Micron Technology, Inc.	228	13,144
ON Semiconductor Corp.(b)	290	21,808
PTC, Inc.(b)	145	18,445
Qorvo, Inc.(b)	154	15,285
QUALCOMM, Inc.	121	15,305
	Shares	Value
Information Technology-(continued)
Roper Technologies, Inc.	39	$17,117
salesforce.com, inc.(b)	98	15,705
Switch, Inc., Class A	509	17,433
Texas Instruments, Inc.	99	17,866
Ubiquiti, Inc.	66	19,802
Visa, Inc., Class A(c)	81	17,577
VMware, Inc., Class A(b)	131	15,915
Vontier Corp.	616	12,092
Western Digital Corp.(b)	288	10,584
Western Union Co. (The)(c)	940	13,780
WEX, Inc.(b)(c)	102	17,252
Zoom Video Communications, Inc., Class A(b)	157	11,843
		804,499
Materials-5.93%
Amcor PLC	1,287	15,894
AptarGroup, Inc.	157	16,664
Ashland, Inc.	160	17,899
Avery Dennison Corp.	99	19,140
Axalta Coating Systems Ltd.(b)	625	16,775
Ball Corp.	235	13,179
Celanese Corp.	109	11,696
CF Industries Holdings, Inc.	178	19,258
Chemours Co. (The)	388	12,047
Corteva, Inc.	271	18,200
Dow, Inc.	246	12,539
DuPont de Nemours, Inc.	258	18,192
Eastman Chemical Co.	158	13,686
FMC Corp.	139	18,159
Graphic Packaging Holding Co.	757	17,396
Huntsman Corp.	470	13,057
International Paper Co.	370	13,734
Louisiana-Pacific Corp.	251	16,014
LyondellBasell Industries N.V., Class A	156	13,262
Mosaic Co. (The)	288	14,774
NewMarket Corp.	52	16,433
Newmont Corp.	248	11,773
Packaging Corp. of America	107	14,540
Reliance Steel & Aluminum Co.	87	18,382
Royal Gold, Inc.(c)	149	16,737
RPM International, Inc.	196	20,309
Scotts Miracle-Gro Co. (The)	182	10,179
Sealed Air Corp.	271	14,425
Sherwin-Williams Co. (The)	64	15,948
Silgan Holdings, Inc.	382	20,208
Southern Copper Corp. (Peru)(c)	272	16,597
Valvoline, Inc.	507	16,721
Westlake Corp.	125	13,456
WestRock Co.	364	13,803
		531,076
Real Estate-5.52%
Apartment Income REIT Corp.	378	14,383
AvalonBay Communities, Inc.	83	14,517
Boston Properties, Inc.	156	11,244
Brixmor Property Group, Inc.	711	16,481
Cousins Properties, Inc.	494	13,032
Douglas Emmett, Inc.	608	10,531
EPR Properties	332	13,814
Equinix, Inc.	25	17,266
Equity Residential	225	14,593
Essex Property Trust, Inc.	60	13,223
Federal Realty Investment Trust	148	16,443

See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
Gaming and Leisure Properties, Inc.	360	$18,940
Healthcare Realty Trust, Inc.	549	11,271
Highwoods Properties, Inc.	430	12,814
Host Hotels & Resorts, Inc.	825	15,625
Howard Hughes Corp. (The)(b)(c)	207	15,430
Kilroy Realty Corp.	281	12,145
Kimco Realty Corp.	740	16,961
Lamar Advertising Co., Class A	174	17,424
National Retail Properties, Inc.	387	17,941
Omega Healthcare Investors, Inc.(c)	575	17,411
Rayonier, Inc.(c)	409	14,675
Realty Income Corp.	256	16,146
Regency Centers Corp.	251	16,674
SL Green Realty Corp.	283	11,875
STORE Capital Corp.	617	19,682
UDR, Inc.	352	14,597
Ventas, Inc.	298	13,866
VICI Properties, Inc.	551	18,844
Vornado Realty Trust(c)	496	12,544
W.P. Carey, Inc.(c)	202	15,918
Welltower, Inc.	190	13,496
Weyerhaeuser Co.	436	14,261
		494,067
Utilities-5.55%
Alliant Energy Corp.	276	15,539
Ameren Corp.	180	16,078
American Electric Power Co., Inc.	165	15,972
Atmos Energy Corp.	145	17,429
Avangrid, Inc.	356	15,226
CenterPoint Energy, Inc.	526	16,364
CMS Energy Corp.	246	15,023
Consolidated Edison, Inc.	171	16,765
Dominion Energy, Inc.	200	12,222
DTE Energy Co.	132	15,313
Duke Energy Corp.	151	15,089
Edison International	246	16,398
Entergy Corp.	141	16,394
Evergy, Inc.	250	14,802
	Shares	Value
Utilities-(continued)
Eversource Energy	183	$15,163
Exelon Corp.	350	14,480
Hawaiian Electric Industries, Inc.	393	16,144
IDACORP, Inc.	160	17,685
National Fuel Gas Co.	229	15,167
NiSource, Inc.	537	15,004
NRG Energy, Inc.	373	15,834
OGE Energy Corp.	418	16,912
PG&E Corp.(b)(c)	1,400	21,980
Pinnacle West Capital Corp.	225	17,622
PPL Corp.	562	16,590
Sempra Energy	104	17,284
Southern Co. (The)	226	15,287
UGI Corp.	393	15,189
Vistra Corp.	648	15,766
WEC Energy Group, Inc.	161	15,962
Xcel Energy, Inc.	232	16,291
		496,974
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.75% (Cost $8,748,985)		8,930,529
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.29%
Invesco Private Government Fund, 3.83%(d)(e)(f)	207,828	207,828
Invesco Private Prime Fund, 4.15%(d)(e)(f)	534,179	534,286
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $742,028)		742,114
TOTAL INVESTMENTS IN SECURITIES-108.04% (Cost $9,491,013)		9,672,643
OTHER ASSETS LESS LIABILITIES-(8.04)%		(719,930)
NET ASSETS-100.00%		$8,952,713

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$99,769	$(99,769)	$-	$-	$-	$34
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)—(continued)
November 30, 2022
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$203,066	$370,757	$(365,995)	$-	$-	$207,828	$1,725*
Invesco Private Prime Fund	555,344	782,880	(803,994)	45	12	534,286	4,628*
Total	$758,410	$1,253,406	$(1,269,758)	$45	$12	$742,114	$6,387

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Enhanced Value ETF (SPVU)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-6.93%
AT&T, Inc.	357,429	$6,891,231
DISH Network Corp., Class A(b)	17,459	280,217
Fox Corp., Class A	9,054	293,802
Lumen Technologies, Inc.	63,238	345,912
News Corp., Class A	14,320	274,228
Paramount Global, Class B(c)	43,925	882,014
Warner Bros Discovery, Inc.(b)	123,441	1,407,228
		10,374,632
Consumer Discretionary-10.63%
Best Buy Co., Inc.	11,182	953,825
BorgWarner, Inc.	10,759	457,365
CarMax, Inc.(b)	6,457	447,858
D.R. Horton, Inc.	17,733	1,525,038
eBay, Inc.	22,016	1,000,407
Ford Motor Co.	290,219	4,034,044
General Motors Co.	112,349	4,556,875
Lennar Corp., Class A	15,192	1,334,313
Mohawk Industries, Inc.(b)	2,827	286,460
Newell Brands, Inc.	13,452	174,472
PulteGroup, Inc.	14,262	638,652
Whirlpool Corp.	3,467	508,020
		15,917,329
Consumer Staples-5.70%
Archer-Daniels-Midland Co.	22,419	2,185,852
Conagra Brands, Inc.	14,066	534,227
Kraft Heinz Co. (The)	23,225	913,904
Kroger Co. (The)	26,330	1,295,173
Molson Coors Beverage Co., Class B	8,994	495,659
Tyson Foods, Inc., Class A	15,022	995,658
Walgreens Boots Alliance, Inc.	50,989	2,116,044
		8,536,517
Energy-5.42%
Marathon Petroleum Corp.	32,314	3,936,169
Phillips 66	19,482	2,112,628
Valero Energy Corp.	15,410	2,059,084
		8,107,881
Financials-42.27%
Aflac, Inc.	15,320	1,101,968
Allstate Corp. (The)	7,773	1,040,805
American International Group, Inc.	34,645	2,186,446
Assurant, Inc.	1,552	198,997
Bank of America Corp.	167,736	6,348,808
Bank of New York Mellon Corp. (The)	19,524	896,152
Berkshire Hathaway, Inc., Class B(b)	24,368	7,763,645
Capital One Financial Corp.	15,538	1,604,143
Chubb Ltd.	8,985	1,973,016
Cincinnati Financial Corp.	3,166	351,299
Citigroup, Inc.	75,183	3,639,609
Citizens Financial Group, Inc.	14,766	625,783
Comerica, Inc.	2,575	184,731
Discover Financial Services	6,630	718,427
Everest Re Group Ltd.	1,312	443,377
Fifth Third Bancorp	13,828	502,786
Franklin Resources, Inc.	9,082	243,488
Globe Life, Inc.	1,997	239,560
Goldman Sachs Group, Inc. (The)	11,884	4,589,007
Hartford Financial Services Group, Inc. (The)	8,851	675,951
Huntington Bancshares, Inc.	28,150	435,762
Invesco Ltd.(d)	12,716	243,003
	Shares	Value
Financials-(continued)
JPMorgan Chase & Co.	58,781	$8,122,359
KeyCorp	24,330	457,647
Lincoln National Corp.	7,081	275,734
Loews Corp.	6,465	375,940
M&T Bank Corp.	3,371	573,137
MetLife, Inc.	25,146	1,928,698
Morgan Stanley	30,041	2,795,916
Principal Financial Group, Inc.	5,519	494,944
Prudential Financial, Inc.	15,273	1,649,942
Regions Financial Corp.	22,467	521,459
State Street Corp.	10,227	814,785
Synchrony Financial	16,746	629,315
Travelers Cos., Inc. (The)	5,657	1,073,755
Truist Financial Corp.	32,443	1,518,657
Wells Fargo & Co.	108,232	5,189,724
Willis Towers Watson PLC	2,758	678,909
Zions Bancorporation N.A.	3,454	178,986
		63,286,670
Health Care-14.26%
AmerisourceBergen Corp.	5,476	934,698
Centene Corp.(b)	25,477	2,217,773
Cigna Corp.	14,659	4,821,199
CVS Health Corp.	67,099	6,836,046
Humana, Inc.	3,886	2,136,911
Laboratory Corp. of America Holdings	2,948	709,584
Moderna, Inc.(b)	12,396	2,180,580
Quest Diagnostics, Inc.	3,778	573,614
Universal Health Services, Inc., Class B	3,257	426,178
Viatris, Inc.	47,095	519,458
		21,356,041
Industrials-1.83%
Alaska Air Group, Inc.(b)	4,707	223,300
C.H. Robinson Worldwide, Inc.	4,400	440,968
FedEx Corp.	9,935	1,810,356
Huntington Ingalls Industries, Inc.	1,133	262,810
		2,737,434
Information Technology-7.04%
DXC Technology Co.(b)	7,690	228,162
Hewlett Packard Enterprise Co.	88,190	1,479,828
HP, Inc.	39,936	1,199,678
Intel Corp.	163,385	4,912,987
Micron Technology, Inc.	38,991	2,247,831
Western Digital Corp.(b)	12,944	475,692
		10,544,178
Materials-5.14%
Celanese Corp.	3,059	328,231
Dow, Inc.	30,994	1,579,764
DuPont de Nemours, Inc.	14,312	1,009,139
International Paper Co.	14,475	537,312
LyondellBasell Industries N.V., Class A	12,548	1,066,705
Mosaic Co. (The)	13,903	713,224
Nucor Corp.	13,208	1,980,540
WestRock Co.	12,564	476,427
		7,691,342
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Enhanced Value ETF (SPVU)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Utilities-0.62%
NRG Energy, Inc.	15,773	$669,564
Pinnacle West Capital Corp.	3,406	266,758
		936,322
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $151,038,626)		149,488,346
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.59%
Invesco Private Government Fund, 3.83%(d)(e)(f)	246,612	246,612
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.15%(d)(e)(f)	633,852	$633,979
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $880,514)		880,591
TOTAL INVESTMENTS IN SECURITIES-100.43% (Cost $151,919,140)		150,368,937
OTHER ASSETS LESS LIABILITIES-(0.43)%		(650,617)
NET ASSETS-100.00%		$149,718,320

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Invesco Ltd.	$218,573	$21,013	$(27,792)	$39,878	$(8,669)	$243,003	$2,384
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	833,416	(833,416)	-	-	-	410
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	2,099,789	(1,853,177)	-	-	246,612	941*
Invesco Private Prime Fund	-	3,903,180	(3,269,266)	77	(12)	633,979	2,407*
Total	$218,573	$6,857,398	$(5,983,651)	$39,955	$(8,681)	$1,123,594	$6,142

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-1.02%
Verizon Communications, Inc.	14,957	$583,024
Consumer Discretionary-2.95%
Genuine Parts Co.	2,860	524,324
McDonald’s Corp.	2,253	614,596
Yum! Brands, Inc.	4,235	544,875
		1,683,795
Consumer Staples-21.79%
Altria Group, Inc.	11,108	517,411
Brown-Forman Corp., Class B	7,667	559,844
Campbell Soup Co.	10,679	573,142
Church & Dwight Co., Inc.	7,033	575,792
Coca-Cola Co. (The)	10,613	675,093
Colgate-Palmolive Co.	8,346	646,648
Conagra Brands, Inc.	14,308	543,418
Constellation Brands, Inc., Class A	2,331	599,883
General Mills, Inc.	7,079	603,839
Hershey Co. (The)	2,707	636,605
Hormel Foods Corp.	12,103	568,841
JM Smucker Co. (The)	3,438	529,486
Kellogg Co.	8,410	613,510
Keurig Dr Pepper, Inc.	16,091	622,239
Kimberly-Clark Corp.	4,611	625,390
McCormick & Co., Inc.	6,231	530,757
Mondelez International, Inc., Class A	9,490	641,619
PepsiCo, Inc.	3,595	666,908
Philip Morris International, Inc.	5,536	551,773
Procter & Gamble Co. (The)	4,220	629,455
Walmart, Inc.	3,472	529,202
		12,440,855
Financials-12.32%
Aflac, Inc.	7,860	565,370
Arthur J. Gallagher & Co.	2,545	506,735
Berkshire Hathaway, Inc., Class B(b)	2,021	643,891
Cboe Global Markets, Inc.	4,159	527,528
Chubb Ltd.	2,480	544,583
CME Group, Inc., Class A	2,958	522,087
Globe Life, Inc.	4,343	520,986
Loews Corp.	9,788	569,172
Marsh & McLennan Cos., Inc.	3,180	550,712
MetLife, Inc.	6,531	500,928
Progressive Corp. (The)	3,735	493,580
W.R. Berkley Corp.	6,800	518,704
Willis Towers Watson PLC	2,301	566,414
		7,030,690
Health Care-14.02%
Abbott Laboratories	4,845	521,225
AbbVie, Inc.	3,760	606,037
AmerisourceBergen Corp.	3,380	576,932
Amgen, Inc.	2,032	581,965
Becton, Dickinson and Co.	2,477	617,615
Bristol-Myers Squibb Co.	7,780	624,578
Cigna Corp.	1,466	482,153
Gilead Sciences, Inc.	6,109	536,554
Henry Schein, Inc.(b)	6,695	541,759
Johnson & Johnson	4,120	733,360
McKesson Corp.	1,386	529,009
Medtronic PLC	6,526	515,815
	Shares	Value
Health Care-(continued)
Merck & Co., Inc.	5,420	$596,850
UnitedHealth Group, Inc.	988	541,187
		8,005,039
Industrials-11.22%
AMETEK, Inc.	3,819	543,902
General Dynamics Corp.	2,140	540,115
Honeywell International, Inc.	2,427	532,848
Huntington Ingalls Industries, Inc.	2,051	475,750
IDEX Corp.	2,184	518,678
Illinois Tool Works, Inc.	2,343	532,962
Leidos Holdings, Inc.	4,598	502,699
Lockheed Martin Corp.	1,016	492,953
Republic Services, Inc.	4,189	583,486
Union Pacific Corp.	2,485	540,313
Verisk Analytics, Inc.	2,876	528,350
Waste Management, Inc.	3,665	614,694
		6,406,750
Information Technology-2.94%
International Business Machines Corp.	3,893	579,668
Jack Henry & Associates, Inc.	3,041	575,813
Roper Technologies, Inc.	1,188	521,401
		1,676,882
Materials-0.93%
Air Products and Chemicals, Inc.	1,707	529,443
Real Estate-6.54%
AvalonBay Communities, Inc.	3,065	536,068
Camden Property Trust	4,562	548,945
Equity Residential	8,036	521,215
Healthpeak Properties, Inc.	19,904	522,679
Mid-America Apartment Communities, Inc.	3,237	533,717
Public Storage	1,687	502,659
Realty Income Corp.	9,031	569,585
		3,734,868
Utilities-26.24%
Alliant Energy Corp.	9,983	562,043
Ameren Corp.	7,199	643,015
American Electric Power Co., Inc.	6,376	617,197
American Water Works Co., Inc.	3,447	523,117
Atmos Energy Corp.	5,559	668,192
CenterPoint Energy, Inc.	19,626	610,565
CMS Energy Corp.	9,845	601,234
Consolidated Edison, Inc.	6,692	656,084
Dominion Energy, Inc.	9,666	590,689
DTE Energy Co.	5,287	613,345
Duke Energy Corp.	6,340	633,556
Edison International	8,555	570,276
Entergy Corp.	4,758	553,213
Evergy, Inc.	9,573	566,817
Eversource Energy	7,299	604,795
Exelon Corp.	13,401	554,400
FirstEnergy Corp.	14,913	615,012
NiSource, Inc.	21,464	599,704
Pinnacle West Capital Corp.	7,438	582,544
PPL Corp.	20,829	614,872
Public Service Enterprise Group, Inc.	9,555	578,555
Sempra Energy	3,628	602,937
Southern Co. (The)	8,990	608,084
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	6,166	$611,297
Xcel Energy, Inc.	8,504	597,151
		14,978,694
TOTAL INVESTMENTS IN SECURITIES-99.97% (Cost $52,754,394)		57,070,040
OTHER ASSETS LESS LIABILITIES-0.03%		19,079
NET ASSETS-100.00%		$57,089,119
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$118,102	$(118,102)	$-	$-	$-	$96
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	370,431	505,401	(875,832)	-	-	-	1,114*
Invesco Private Prime Fund	952,536	1,288,140	(2,240,595)	-	(81)	-	2,940*
Total	$1,322,967	$1,911,643	$(3,234,529)	$-	$(81)	$-	$4,150

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® High Beta ETF (SPHB)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-6.97%
Alphabet, Inc., Class C(b)	45,095	$4,574,888
DISH Network Corp., Class A(b)(c)	307,258	4,931,491
Live Nation Entertainment, Inc.(b)(c)	53,264	3,875,489
Match Group, Inc.(b)	117,024	5,916,733
Meta Platforms, Inc., Class A(b)	51,944	6,134,586
Netflix, Inc.(b)	19,216	5,871,065
Warner Bros Discovery, Inc.(b)	385,506	4,394,768
		35,699,020
Consumer Discretionary-24.43%
Amazon.com, Inc.(b)	55,111	5,320,416
Aptiv PLC(b)	50,637	5,401,449
Bath & Body Works, Inc.	136,786	5,813,405
Booking Holdings, Inc.(b)	2,069	4,302,382
Caesars Entertainment, Inc.(b)	149,513	7,596,755
CarMax, Inc.(b)(c)	62,870	4,360,663
Carnival Corp.(b)(c)	713,792	7,087,954
D.R. Horton, Inc.	51,978	4,470,108
Etsy, Inc.(b)(c)	65,135	8,603,682
Expedia Group, Inc.(b)	46,690	4,988,360
Ford Motor Co.	330,231	4,590,211
General Motors Co.	112,239	4,552,414
Las Vegas Sands Corp.(b)	100,484	4,706,671
Lennar Corp., Class A	50,299	4,417,761
MGM Resorts International	136,574	5,034,118
NIKE, Inc., Class B	42,139	4,622,227
Norwegian Cruise Line Holdings Ltd.(b)(c)	402,185	6,611,921
PulteGroup, Inc.	102,220	4,577,412
Ralph Lauren Corp.(c)	44,518	5,035,876
Royal Caribbean Cruises Ltd.(b)(c)	106,658	6,392,014
Tapestry, Inc.	133,786	5,053,097
Tesla, Inc.(b)	31,234	6,081,260
Wynn Resorts Ltd.(b)(c)	65,933	5,515,955
		125,136,111
Consumer Staples-0.87%
Estee Lauder Cos., Inc. (The), Class A	19,001	4,480,246
Financials-10.62%
Ameriprise Financial, Inc.	12,480	4,142,736
BlackRock, Inc.	5,680	4,066,880
Capital One Financial Corp.	37,444	3,865,718
First Republic Bank	33,098	4,223,636
Invesco Ltd.(d)	257,790	4,926,367
Lincoln National Corp.	129,598	5,046,546
MSCI, Inc.	8,884	4,511,562
Signature Bank	38,154	5,322,483
State Street Corp.	50,557	4,027,876
SVB Financial Group(b)	22,992	5,329,086
Synchrony Financial	111,584	4,193,327
T. Rowe Price Group, Inc.(c)	37,972	4,743,082
		54,399,299
Health Care-6.39%
ABIOMED, Inc.(b)	11,850	4,476,812
Align Technology, Inc.(b)	28,201	5,546,009
Charles River Laboratories International, Inc.(b)	17,192	3,929,575
DexCom, Inc.(b)	41,658	4,843,992
Illumina, Inc.(b)	19,677	4,291,160
Intuitive Surgical, Inc.(b)	18,128	4,901,630
Moderna, Inc.(b)	27,165	4,778,595
		32,767,773
	Shares	Value
Industrials-7.22%
American Airlines Group, Inc.(b)(c)	352,465	$5,086,070
Boeing Co. (The)(b)	23,837	4,263,963
CoStar Group, Inc.(b)	47,259	3,829,870
Delta Air Lines, Inc.(b)	124,549	4,405,298
Fortune Brands Home & Security, Inc.	65,727	4,294,602
Generac Holdings, Inc.(b)	54,164	5,715,385
United Airlines Holdings, Inc.(b)	112,755	4,980,388
United Rentals, Inc.(b)	12,476	4,404,402
		36,979,978
Information Technology-41.73%
Adobe, Inc.(b)	14,697	5,069,436
Advanced Micro Devices, Inc.(b)	105,083	8,157,593
Analog Devices, Inc.	25,564	4,394,707
ANSYS, Inc.(b)	19,537	4,968,259
Apple, Inc.	28,323	4,192,654
Applied Materials, Inc.	54,897	6,016,711
Arista Networks, Inc.(b)	35,455	4,938,882
Autodesk, Inc.(b)	23,939	4,834,481
Broadcom, Inc.	8,228	4,533,875
Cadence Design Systems, Inc.(b)	28,198	4,851,184
Ceridian HCM Holding, Inc.(b)(c)	94,224	6,448,691
DXC Technology Co.(b)	133,139	3,950,234
Enphase Energy, Inc.(b)	18,800	6,027,092
EPAM Systems, Inc.(b)	16,024	5,906,126
Fortinet, Inc.(b)	99,430	5,285,699
Intuit, Inc.	13,494	5,500,019
KLA Corp.	14,925	5,867,764
Lam Research Corp.	11,988	5,662,891
Microchip Technology, Inc.	71,217	5,639,674
Micron Technology, Inc.	81,053	4,672,705
Microsoft Corp.	16,841	4,296,813
Monolithic Power Systems, Inc.	17,178	6,561,309
NVIDIA Corp.	49,039	8,298,870
NXP Semiconductors N.V. (China)	29,206	5,135,583
ON Semiconductor Corp.(b)	92,865	6,983,448
Paycom Software, Inc.(b)	17,007	5,767,074
PayPal Holdings, Inc.(b)	62,652	4,912,543
PTC, Inc.(b)	30,002	3,816,554
Qorvo, Inc.(b)	52,085	5,169,436
QUALCOMM, Inc.	40,751	5,154,594
salesforce.com, inc.(b)	32,070	5,139,218
ServiceNow, Inc.(b)	14,148	5,889,812
Skyworks Solutions, Inc.	50,019	4,782,817
SolarEdge Technologies, Inc.(b)(c)	18,829	5,627,235
Synopsys, Inc.(b)	14,546	4,938,949
Teradyne, Inc.	58,278	5,446,079
Trimble, Inc.(b)	80,081	4,784,840
Tyler Technologies, Inc.(b)	13,508	4,629,732
Western Digital Corp.(b)	115,470	4,243,523
Zebra Technologies Corp., Class A(b)(c)	19,522	5,276,406
		213,773,512
Materials-1.70%
Albemarle Corp.	14,413	4,006,670
Freeport-McMoRan, Inc.	117,902	4,692,499
		8,699,169
Total Common Stocks & Other Equity Interests (Cost $607,308,894)		511,935,108
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® High Beta ETF (SPHB)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $144,448)	144,448	$144,448
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $607,453,342)		512,079,556
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.87%
Invesco Private Government Fund, 3.83%(d)(e)(f)	11,284,299	11,284,299
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.15%(d)(e)(f)	29,003,893	$29,009,693
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,289,788)		40,293,992
TOTAL INVESTMENTS IN SECURITIES-107.83% (Cost $647,743,130)		552,373,548
OTHER ASSETS LESS LIABILITIES-(7.83)%		(40,106,424)
NET ASSETS-100.00%		$512,267,124

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Invesco Ltd.	$4,564,792	$1,944,931	$(2,198,777)	$873,203	$(257,782)	$4,926,367	$43,636
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	433,288	(288,840)	-	-	144,448	873
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	24,124,051	46,269,052	(59,108,804)	-	-	11,284,299	122,704*
Invesco Private Prime Fund	62,033,275	102,531,295	(135,559,348)	2,375	2,096	29,009,693	332,671*
Total	$90,722,118	$151,178,566	$(197,155,769)	$875,578	$(255,686)	$45,364,807	$499,884

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.77%
Communication Services-7.23%
AT&T, Inc.	6,223,057	$119,980,539
Omnicom Group, Inc.	1,116,015	89,013,356
Verizon Communications, Inc.	1,974,409	76,962,463
		285,956,358
Consumer Discretionary-1.14%
Hasbro, Inc.(b)	721,122	45,300,884
Consumer Staples-14.57%
Altria Group, Inc.	2,657,280	123,776,102
Clorox Co. (The)(b)	389,202	57,854,877
Conagra Brands, Inc.	1,897,916	72,082,850
Kimberly-Clark Corp.	449,461	60,960,396
Kraft Heinz Co. (The)	1,914,009	75,316,254
Philip Morris International, Inc.	922,851	91,980,559
Walgreens Boots Alliance, Inc.	2,279,083	94,581,945
		576,552,983
Energy-7.78%
Chevron Corp.	462,271	84,738,897
Kinder Morgan, Inc.	6,427,389	122,891,678
Williams Cos., Inc. (The)	2,892,763	100,378,876
		308,009,451
Financials-9.76%
Citigroup, Inc.	1,493,944	72,321,829
KeyCorp	4,331,102	81,468,029
Prudential Financial, Inc.	899,218	97,142,520
Truist Financial Corp.	1,470,206	68,820,343
U.S. Bancorp	1,465,169	66,504,021
		386,256,742
Health Care-7.01%
AbbVie, Inc.	416,712	67,165,640
Cardinal Health, Inc.(b)	1,155,088	92,603,405
Gilead Sciences, Inc.	1,339,887	117,682,275
		277,451,320
Industrials-1.90%
3M Co.	598,343	75,373,268
Information Technology-5.40%
Cisco Systems, Inc.	1,374,083	68,319,407
Intel Corp.	1,698,901	51,085,953
International Business Machines Corp.	634,338	94,452,928
		213,858,288
Materials-8.66%
Amcor PLC	5,330,388	65,830,292
Dow, Inc.	1,865,333	95,076,023
Eastman Chemical Co.(b)	621,526	53,836,582
International Paper Co.	1,838,684	68,251,950
Newmont Corp.	1,254,362	59,544,564
		342,539,411
	Shares	Value
Real Estate-18.34%
Boston Properties, Inc.	869,797	$62,694,968
Federal Realty Investment Trust(b)	761,349	84,585,874
Healthpeak Properties, Inc.	3,021,338	79,340,336
Iron Mountain, Inc.(b)	1,875,326	101,886,462
Kimco Realty Corp.	3,009,631	68,980,742
Realty Income Corp.	1,047,151	66,043,813
Regency Centers Corp.(b)	1,159,062	76,996,489
VICI Properties, Inc.(b)	2,556,331	87,426,520
Vornado Realty Trust(b)	3,864,480	97,732,699
		725,687,903
Utilities-17.98%
Duke Energy Corp.	612,073	61,164,455
Edison International	1,228,391	81,884,544
Entergy Corp.	564,819	65,671,505
Evergy, Inc.	938,475	55,567,105
FirstEnergy Corp.	1,854,001	76,459,001
NRG Energy, Inc.(b)	1,735,475	73,670,914
Pinnacle West Capital Corp.	1,150,617	90,116,323
PPL Corp.	2,959,215	87,356,027
Public Service Enterprise Group, Inc.	965,365	58,452,851
Southern Co. (The)	906,575	61,320,733
		711,663,458
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.77% (Cost $3,935,616,367)		3,948,650,066
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.41%
Invesco Private Government Fund, 3.83%(c)(d)(e)	59,976,356	59,976,356
Invesco Private Prime Fund, 4.15%(c)(d)(e)	154,149,894	154,180,718
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $214,132,827)		214,157,074
TOTAL INVESTMENTS IN SECURITIES-105.18% (Cost $4,149,749,194)		4,162,807,140
OTHER ASSETS LESS LIABILITIES-(5.18)%		(205,175,792)
NET ASSETS-100.00%		$3,957,631,348
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)—(continued)
November 30, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$17,976,714	$(17,976,714)	$-	$-	$-	$10,220
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	61,432,179	261,695,878	(263,151,701)	-	-	59,976,356	602,837*
Invesco Private Prime Fund	167,177,419	541,361,538	(554,383,451)	22,311	2,901	154,180,718	1,659,889*
Total	$228,609,598	$821,034,130	$(835,511,866)	$22,311	$2,901	$214,157,074	$2,272,946

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Low Volatility ETF (SPLV)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.76%
Communication Services-1.02%
Verizon Communications, Inc.	2,790,647	$108,779,420
Consumer Discretionary-2.94%
Genuine Parts Co.	533,866	97,873,654
McDonald’s Corp.	420,301	114,653,910
Yum! Brands, Inc.	790,116	101,656,324
		314,183,888
Consumer Staples-21.72%
Altria Group, Inc.	2,072,177	96,522,005
Brown-Forman Corp., Class B	1,430,219	104,434,591
Campbell Soup Co.(b)	1,992,273	106,925,292
Church & Dwight Co., Inc.	1,312,189	107,428,914
Coca-Cola Co. (The)	1,980,347	125,969,873
Colgate-Palmolive Co.	1,556,929	120,630,859
Conagra Brands, Inc.	2,669,789	101,398,586
Constellation Brands, Inc., Class A	435,117	111,977,360
General Mills, Inc.(b)	1,321,258	112,703,307
Hershey Co. (The)	504,859	118,727,691
Hormel Foods Corp.(b)	2,258,233	106,136,951
JM Smucker Co. (The)	641,397	98,781,552
Kellogg Co.	1,569,167	114,470,733
Keurig Dr Pepper, Inc.	3,002,108	116,091,516
Kimberly-Clark Corp.	860,334	116,687,100
McCormick & Co., Inc.(b)	1,162,610	99,031,120
Mondelez International, Inc., Class A	1,770,398	119,696,609
PepsiCo, Inc.	671,303	124,533,420
Philip Morris International, Inc.	1,032,884	102,947,548
Procter & Gamble Co. (The)	787,257	117,427,254
Walmart, Inc.	647,965	98,762,825
		2,321,285,106
Financials-11.48%
Aflac, Inc.	1,467,507	105,557,778
Arthur J. Gallagher & Co.	474,978	94,572,869
Berkshire Hathaway, Inc., Class B(c)	376,896	120,079,066
Cboe Global Markets, Inc.	776,046	98,433,675
Chubb Ltd.	463,447	101,768,327
CME Group, Inc., Class A	551,726	97,379,639
Globe Life, Inc.	810,179	97,189,073
Loews Corp.	1,826,189	106,192,890
Marsh & McLennan Cos., Inc.	593,136	102,719,292
Travelers Cos., Inc. (The)	533,467	101,257,371
W.R. Berkley Corp.	1,268,863	96,788,870
Willis Towers Watson PLC(b)	429,299	105,676,242
		1,227,615,092
Health Care-14.89%
Abbott Laboratories	904,072	97,260,066
AbbVie, Inc.	701,443	113,058,583
AmerisourceBergen Corp.	630,985	107,702,830
Amgen, Inc.	379,828	108,782,739
Becton, Dickinson and Co.	461,900	115,170,146
Bristol-Myers Squibb Co.	1,452,100	116,574,588
Gilead Sciences, Inc.	1,140,559	100,175,297
Henry Schein, Inc.(c)	1,249,327	101,095,541
Hologic, Inc.(b)(c)	1,240,595	94,483,715
Johnson & Johnson	768,653	136,820,234
McKesson Corp.	258,561	98,687,562
Medtronic PLC	1,217,364	96,220,451
Merck & Co., Inc.	1,011,293	111,363,585
	Shares	Value
Health Care-(continued)
Quest Diagnostics, Inc.	616,904	$93,664,534
UnitedHealth Group, Inc.	184,060	100,820,706
		1,591,880,577
Industrials-12.08%
AMETEK, Inc.	712,678	101,499,601
General Dynamics Corp.	399,768	100,897,445
Honeywell International, Inc.	453,213	99,502,914
Huntington Ingalls Industries, Inc.	382,502	88,725,164
IDEX Corp.(b)	407,855	96,861,484
Illinois Tool Works, Inc.	437,455	99,507,889
Leidos Holdings, Inc.	857,781	93,781,197
Lockheed Martin Corp.	189,552	91,968,735
Otis Worldwide Corp.	1,230,096	96,058,197
Republic Services, Inc.	781,819	108,899,568
Union Pacific Corp.(b)	463,355	100,747,278
Verisk Analytics, Inc.	536,645	98,587,053
Waste Management, Inc.	683,807	114,688,110
		1,291,724,635
Information Technology-2.93%
International Business Machines Corp.	726,997	108,249,853
Jack Henry & Associates, Inc.	567,654	107,485,285
Roper Technologies, Inc.	221,872	97,377,402
		313,112,540
Materials-0.94%
Amcor PLC(b)	8,144,668	100,586,650
Real Estate-5.61%
AvalonBay Communities, Inc.	571,582	99,969,692
Camden Property Trust	850,914	102,390,481
Equity Residential	1,499,249	97,241,290
Mid-America Apartment Communities, Inc.	604,093	99,602,854
Public Storage	314,533	93,718,253
Realty Income Corp.	1,684,785	106,259,390
		599,181,960
Utilities-26.15%
Alliant Energy Corp.	1,862,516	104,859,651
Ameren Corp.	1,342,856	119,943,898
American Electric Power Co., Inc.	1,189,926	115,184,837
American Water Works Co., Inc.	643,023	97,585,170
Atmos Energy Corp.	1,037,379	124,692,956
CenterPoint Energy, Inc.	3,661,405	113,906,310
CMS Energy Corp.	1,836,695	112,166,964
Consolidated Edison, Inc.	1,248,647	122,417,352
Dominion Energy, Inc.	1,803,476	110,210,418
DTE Energy Co.	986,483	114,441,893
Duke Energy Corp.	1,182,877	118,204,899
Edison International	1,596,291	106,408,758
Entergy Corp.	887,990	103,246,597
Evergy, Inc.	1,786,164	105,758,770
Eversource Energy(b)	1,362,058	112,860,126
Exelon Corp.(b)	2,500,021	103,425,869
FirstEnergy Corp.	2,782,151	114,735,907
NiSource, Inc.	4,004,386	111,882,545
Pinnacle West Capital Corp.	1,387,639	108,679,886
PPL Corp.	3,886,225	114,721,362
Public Service Enterprise Group, Inc.	1,782,788	107,947,813
Sempra Energy	676,571	112,439,335
Southern Co. (The)	1,677,350	113,455,954
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Low Volatility ETF (SPLV)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.(b)	1,150,289	$114,039,651
Xcel Energy, Inc.	1,586,574	111,409,226
		2,794,626,147
Total Common Stocks & Other Equity Interests (Cost $10,471,376,516)		10,662,976,015
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $708,887)	708,887	708,887
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.77% (Cost $10,472,085,403)		10,663,684,902
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.33%
Invesco Private Government Fund, 3.83%(d)(e)(f)	9,791,866	$9,791,866
Invesco Private Prime Fund, 4.15%(d)(e)(f)	25,189,505	25,194,542
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,982,870)		34,986,408
TOTAL INVESTMENTS IN SECURITIES-100.10% (Cost $10,507,068,273)		10,698,671,310
OTHER ASSETS LESS LIABILITIES-(0.10)%		(10,673,832)
NET ASSETS-100.00%		$10,687,997,478

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$50,735,274	$(50,026,387)	$-	$-	$708,887	$53,672
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	140,080,011	484,199,728	(614,487,873)	-	-	9,791,866	1,079,802*
Invesco Private Prime Fund	360,219,541	868,236,415	(1,203,247,259)	3,530	(17,685)	25,194,542	3,034,602*
Total	$500,299,552	$1,403,171,417	$(1,867,761,519)	$3,530	$(17,685)	$35,695,295	$4,168,076

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Minimum Variance ETF (SPMV)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-5.04%
Alphabet, Inc., Class C(b)	510	$51,740
AT&T, Inc.	18,373	354,231
T-Mobile US, Inc.(b)	2,792	422,876
Verizon Communications, Inc.	8,674	338,113
		1,166,960
Consumer Discretionary-7.21%
Amazon.com, Inc.(b)	2,886	278,615
Home Depot, Inc. (The)	965	312,650
McDonald’s Corp.	1,758	479,565
NIKE, Inc., Class B	738	80,951
TJX Cos., Inc. (The)	6,468	517,763
		1,669,544
Consumer Staples-12.40%
Colgate-Palmolive Co.	5,295	410,256
Conagra Brands, Inc.	6,569	249,491
General Mills, Inc.	5,932	505,999
Hershey Co. (The)	269	63,261
Hormel Foods Corp.	3,445	161,915
JM Smucker Co. (The)	372	57,292
Kellogg Co.	610	44,499
Kimberly-Clark Corp.	1,519	206,022
McCormick & Co., Inc.	2,159	183,904
Mondelez International, Inc., Class A	7,451	503,762
Procter & Gamble Co. (The)	3,267	487,306
		2,873,707
Energy-0.40%
Exxon Mobil Corp.	835	92,969
Financials-13.97%
Allstate Corp. (The)	776	103,906
American International Group, Inc.	1,113	70,242
Aon PLC, Class A	1,479	455,946
Arthur J. Gallagher & Co.	269	53,561
Bank of America Corp.	4,431	167,713
Berkshire Hathaway, Inc., Class B(b)	1,599	509,442
Chubb Ltd.	2,343	514,499
Hartford Financial Services Group, Inc. (The)	542	41,393
JPMorgan Chase & Co.	240	33,163
Marsh & McLennan Cos., Inc.	2,741	474,686
Progressive Corp. (The)	3,552	469,397
Travelers Cos., Inc. (The)	1,809	343,366
		3,237,314
Health Care-20.19%
Abbott Laboratories	4,213	453,234
Amgen, Inc.	719	205,922
Becton, Dickinson and Co.	117	29,173
Biogen, Inc.(b)	301	91,856
Bristol-Myers Squibb Co.	289	23,201
CVS Health Corp.	4,476	456,015
Eli Lilly and Co.	1,195	443,441
Incyte Corp.(b)	785	62,541
Intuitive Surgical, Inc.(b)	255	68,949
Johnson & Johnson	2,757	490,746
Medtronic PLC	4,639	366,666
Merck & Co., Inc.	5,232	576,148
Mettler-Toledo International, Inc.(b)	80	117,565
Pfizer, Inc.	5,444	272,908
Regeneron Pharmaceuticals, Inc.(b)	503	378,105
Stryker Corp.	162	37,890
	Shares	Value
Health Care-(continued)
Vertex Pharmaceuticals, Inc.(b)	1,565	$495,166
Viatris, Inc.	5,598	61,746
Zoetis, Inc.	294	45,317
		4,676,589
Industrials-4.36%
Republic Services, Inc.	2,215	308,527
Rollins, Inc.	2,899	117,235
Verisk Analytics, Inc.	1,235	226,882
Waste Management, Inc.	2,137	358,418
		1,011,062
Information Technology-22.38%
Accenture PLC, Class A	1,431	430,631
Adobe, Inc.(b)	761	262,492
Analog Devices, Inc.	449	77,188
Apple, Inc.	2,907	430,323
Automatic Data Processing, Inc.	803	212,104
Cisco Systems, Inc.	2,111	104,959
Cognizant Technology Solutions Corp., Class A	1,822	113,347
Fidelity National Information Services, Inc.	4,996	362,610
Global Payments, Inc.	937	97,242
Intel Corp.	538	16,178
Intuit, Inc.	873	355,826
Microsoft Corp.	1,729	441,137
Oracle Corp.	5,901	489,960
QUALCOMM, Inc.	3,193	403,882
salesforce.com, inc.(b)	903	144,706
Texas Instruments, Inc.	2,455	443,029
Trimble, Inc.(b)	3,443	205,719
Tyler Technologies, Inc.(b)	498	170,684
VeriSign, Inc.(b)	1,178	235,376
Visa, Inc., Class A	870	188,790
		5,186,183
Materials-3.18%
Corteva, Inc.	7,311	491,007
Newmont Corp.	5,164	245,135
		736,142
Real Estate-3.69%
American Tower Corp.	1,579	349,354
Crown Castle, Inc.	2,621	370,688
Prologis, Inc.	1,138	134,045
		854,087
Utilities-7.05%
Ameren Corp.	782	69,848
American Electric Power Co., Inc.	376	36,397
Dominion Energy, Inc.	3,243	198,180
Duke Energy Corp.	1,132	113,121
Eversource Energy	1,042	86,340
NextEra Energy, Inc.	5,085	430,700
Public Service Enterprise Group, Inc.	4,199	254,250
Sempra Energy	170	28,252
Southern Co. (The)	4,428	299,510
WEC Energy Group, Inc.	296	29,345
Xcel Energy, Inc.	1,252	87,915
		1,633,858
TOTAL INVESTMENTS IN SECURITIES-99.87% (Cost $21,628,999)		23,138,415
OTHER ASSETS LESS LIABILITIES-0.13%		29,988
NET ASSETS-100.00%		$23,168,403
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Minimum Variance ETF (SPMV)—(continued)
November 30, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,358	$150,226	$(165,584)	$-	$-	$-	$58
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Momentum ETF (SPMO)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Consumer Discretionary-1.90%
AutoZone, Inc.(b)	480	$1,237,920
Dollar Tree, Inc.(b)	6,296	946,226
Genuine Parts Co.	3,383	620,205
O’Reilly Automotive, Inc.(b)	1,151	995,086
		3,799,437
Consumer Staples-11.46%
Archer-Daniels-Midland Co.	17,100	1,667,250
Campbell Soup Co.	4,070	218,437
Coca-Cola Co. (The)	86,122	5,478,220
Costco Wholesale Corp.	10,143	5,469,613
General Mills, Inc.	17,648	1,505,374
Hershey Co. (The)	4,562	1,072,846
Kellogg Co.	6,186	451,269
Keurig Dr Pepper, Inc.	15,829	612,107
Lamb Weston Holdings, Inc.	2,745	238,541
Molson Coors Beverage Co., Class B	4,359	240,224
PepsiCo, Inc.	29,712	5,511,873
Tyson Foods, Inc., Class A	6,846	453,753
		22,919,507
Energy-30.36%
APA Corp.	11,114	520,691
Chevron Corp.	73,975	13,560,357
ConocoPhillips	47,958	5,923,293
Coterra Energy, Inc.	32,545	908,331
Devon Energy Corp.	26,902	1,843,325
Diamondback Energy, Inc.	5,471	809,817
EOG Resources, Inc.	18,002	2,555,024
Exxon Mobil Corp.	171,192	19,060,517
Halliburton Co.	20,704	784,475
Hess Corp.	7,133	1,026,510
Marathon Oil Corp.	27,748	849,921
Marathon Petroleum Corp.	19,264	2,346,548
Occidental Petroleum Corp.	30,606	2,126,811
ONEOK, Inc.	8,891	594,986
Phillips 66	9,471	1,027,035
Pioneer Natural Resources Co.	9,070	2,140,429
Schlumberger Ltd.	27,390	1,411,955
Valero Energy Corp.	13,415	1,792,512
Williams Cos., Inc. (The)	41,428	1,437,552
		60,720,089
Financials-9.07%
Arthur J. Gallagher & Co.	5,767	1,148,267
Assurant, Inc.	1,007	129,118
Berkshire Hathaway, Inc., Class B(b)	29,270	9,325,422
Brown & Brown, Inc.	4,787	285,257
Chubb Ltd.	7,843	1,722,244
Comerica, Inc.	2,273	163,065
FactSet Research Systems, Inc.	827	381,487
M&T Bank Corp.	4,400	748,088
Marsh & McLennan Cos., Inc.	9,061	1,569,184
Progressive Corp. (The)	13,832	1,827,899
Raymond James Financial, Inc.	3,325	388,693
W.R. Berkley Corp.	5,840	445,475
		18,134,199
Health Care-30.55%
AbbVie, Inc.	50,298	8,107,032
AmerisourceBergen Corp.	3,663	625,237
Bristol-Myers Squibb Co.	41,424	3,325,519
Centene Corp.(b)	13,132	1,143,141
	Shares	Value
Health Care-(continued)
Cigna Corp.	6,378	$2,097,660
CVS Health Corp.	27,673	2,819,325
Elevance Health, Inc.	5,454	2,906,546
Eli Lilly and Co.	22,625	8,395,685
McKesson Corp.	5,895	2,250,004
Merck & Co., Inc.	54,938	6,049,772
Molina Healthcare, Inc.(b)	1,115	375,498
Pfizer, Inc.	110,844	5,556,610
UnitedHealth Group, Inc.	27,532	15,080,928
Vertex Pharmaceuticals, Inc.(b)	7,440	2,354,016
		61,086,973
Industrials-3.34%
C.H. Robinson Worldwide, Inc.	2,735	274,102
General Dynamics Corp.	4,989	1,259,174
Northrop Grumman Corp.	3,930	2,095,830
Quanta Services, Inc.	4,083	611,960
Republic Services, Inc.	4,598	640,455
W.W. Grainger, Inc.	1,022	616,327
Waste Management, Inc.	7,072	1,186,116
		6,683,964
Information Technology-3.65%
Automatic Data Processing, Inc.	8,096	2,138,477
Cadence Design Systems, Inc.(b)	5,299	911,640
Enphase Energy, Inc.(b)	2,642	846,999
HP, Inc.	15,216	457,089
Jack Henry & Associates, Inc.	1,655	313,374
ON Semiconductor Corp.(b)	11,878	893,226
Paychex, Inc.	5,795	718,754
Synopsys, Inc.(b)	3,019	1,025,071
		7,304,630
Materials-1.94%
Amcor PLC	29,744	367,338
CF Industries Holdings, Inc.	8,145	881,208
Corteva, Inc.	19,890	1,335,812
Mosaic Co. (The)	10,099	518,079
Nucor Corp.	5,137	770,293
		3,872,730
Real Estate-0.77%
Public Storage	2,634	784,826
Realty Income Corp.	11,868	748,515
		1,533,341
Utilities-6.80%
Ameren Corp.	5,354	478,219
American Electric Power Co., Inc.	11,202	1,084,354
Atmos Energy Corp.	3,994	480,079
CenterPoint Energy, Inc.	17,730	551,580
CMS Energy Corp.	5,845	356,954
Consolidated Edison, Inc.	13,573	1,330,697
Dominion Energy, Inc.	16,505	1,008,621
DTE Energy Co.	4,109	476,685
Edison International	11,089	739,193
Entergy Corp.	4,087	475,195
Exelon Corp.	38,614	1,597,461
FirstEnergy Corp.	9,879	407,410
NiSource, Inc.	11,847	331,005
Sempra Energy	9,630	1,600,410
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Momentum ETF (SPMO)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
Southern Co. (The)	30,731	$2,078,645
WEC Energy Group, Inc.	6,142	608,918
		13,605,426
TOTAL INVESTMENTS IN SECURITIES-99.84% (Cost $188,662,523)		199,660,296
OTHER ASSETS LESS LIABILITIES-0.16%		323,291
NET ASSETS-100.00%		$199,983,587
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$87,717	$1,087,660	$(1,175,377)	$-	$-	$-	$588
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 QVM Multi-factor ETF (QVML)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Communication Services-7.58%
Activision Blizzard, Inc.	19,318	$1,428,566
Alphabet, Inc., Class C(b)	278,186	28,221,970
AT&T, Inc.	182,102	3,510,927
Comcast Corp., Class A(c)	114,094	4,180,404
DISH Network Corp., Class A(b)	6,012	96,493
Electronic Arts, Inc.	6,942	907,875
Fox Corp., Class A	11,156	362,012
Interpublic Group of Cos., Inc. (The)	9,577	329,066
Lumen Technologies, Inc.(c)	23,130	126,521
Meta Platforms, Inc., Class A(b)	57,295	6,766,539
Netflix, Inc.(b)	10,613	3,242,590
News Corp., Class A	12,559	240,505
Omnicom Group, Inc.	4,994	398,321
Paramount Global, Class B(c)	15,143	304,071
Take-Two Interactive Software, Inc.(b)	3,924	414,728
T-Mobile US, Inc.(b)	14,262	2,160,122
Verizon Communications, Inc.	105,417	4,109,155
Warner Bros Discovery, Inc.(b)	56,416	643,142
		57,443,007
Consumer Discretionary-5.92%
Advance Auto Parts, Inc.	1,411	213,047
Aptiv PLC(b)	6,715	716,289
AutoZone, Inc.(b)	468	1,206,972
Bath & Body Works, Inc.	5,662	240,635
Best Buy Co., Inc.	4,775	407,308
Booking Holdings, Inc.(b)	996	2,071,132
BorgWarner, Inc.	5,834	248,003
Caesars Entertainment, Inc.(b)	4,981	253,085
CarMax, Inc.(b)(c)	3,917	271,683
Carnival Corp.(b)(c)	22,971	228,102
Chipotle Mexican Grill, Inc.(b)	650	1,057,524
D.R. Horton, Inc.	7,833	673,638
Darden Restaurants, Inc.	2,945	432,886
Dollar General Corp.	5,404	1,381,695
Dollar Tree, Inc.(b)	5,212	783,311
Expedia Group, Inc.(b)	3,649	389,859
Ford Motor Co.	95,281	1,324,406
Garmin Ltd.	3,635	338,019
General Motors Co.	33,932	1,376,282
Genuine Parts Co.	3,331	610,672
Hasbro, Inc.	3,183	199,956
Las Vegas Sands Corp.(b)	8,684	406,759
Lennar Corp., Class A	6,281	551,660
LKQ Corp.	6,371	346,136
Lowe’s Cos., Inc.	15,599	3,315,567
Marriott International, Inc., Class A	6,553	1,083,539
MGM Resorts International	8,396	309,477
Mohawk Industries, Inc.(b)	1,253	126,967
Newell Brands, Inc.	9,324	120,932
NIKE, Inc., Class B	30,459	3,341,048
NVR, Inc.(b)	76	352,565
O’Reilly Automotive, Inc.(b)	1,552	1,341,766
Pool Corp.	962	316,892
PulteGroup, Inc.	5,808	260,082
Ralph Lauren Corp.(c)	1,118	126,468
Ross Stores, Inc.	8,037	945,714
Tapestry, Inc.	6,196	234,023
Target Corp.	10,621	1,774,450
Tesla, Inc.(b)	59,999	11,681,805
TJX Cos., Inc. (The)	27,210	2,178,161
Tractor Supply Co.	2,578	583,427
	Shares	Value
Consumer Discretionary-(continued)
Ulta Beauty, Inc.(b)	1,210	$562,456
VF Corp.	7,711	253,075
Whirlpool Corp.(c)	1,392	203,970
		44,841,443
Consumer Staples-7.43%
Archer-Daniels-Midland Co.	13,871	1,352,423
Brown-Forman Corp., Class B	4,461	325,742
Campbell Soup Co.	5,045	270,765
Church & Dwight Co., Inc.	6,089	498,506
Clorox Co. (The)	2,965	440,747
Coca-Cola Co. (The)	95,053	6,046,321
Colgate-Palmolive Co.	20,412	1,581,522
Conagra Brands, Inc.	11,616	441,176
Constellation Brands, Inc., Class A	3,938	1,013,444
Costco Wholesale Corp.	10,751	5,797,477
Estee Lauder Cos., Inc. (The), Class A	5,817	1,371,590
General Mills, Inc.	14,813	1,263,549
Hershey Co. (The)	3,511	825,682
Hormel Foods Corp.	7,377	346,719
JM Smucker Co. (The)	2,631	405,200
Kellogg Co.	6,156	449,080
Keurig Dr Pepper, Inc.	17,917	692,850
Kimberly-Clark Corp.	8,235	1,116,913
Kraft Heinz Co. (The)	17,379	683,864
Kroger Co. (The)	15,422	758,608
Lamb Weston Holdings, Inc.	3,504	304,498
McCormick & Co., Inc.	6,047	515,084
Molson Coors Beverage Co., Class B	4,551	250,806
Mondelez International, Inc., Class A	34,100	2,305,501
Monster Beverage Corp.(b)	9,024	928,209
PepsiCo, Inc.	33,809	6,271,908
Philip Morris International, Inc.	38,276	3,814,969
Procter & Gamble Co. (The)	59,115	8,817,593
Sysco Corp.	12,344	1,067,879
Tyson Foods, Inc., Class A	7,267	481,657
Walgreens Boots Alliance, Inc.	17,020	706,330
Walmart, Inc.	33,759	5,145,547
		56,292,159
Energy-5.89%
APA Corp.	8,812	412,842
Baker Hughes Co., Class A	23,703	687,861
Chevron Corp.	49,228	9,023,985
ConocoPhillips	32,683	4,036,677
Coterra Energy, Inc.	20,910	583,598
Devon Energy Corp.	15,490	1,061,375
Diamondback Energy, Inc.	4,230	626,125
EOG Resources, Inc.	14,833	2,105,248
Exxon Mobil Corp.	105,036	11,694,708
Halliburton Co.	23,150	877,153
Hess Corp.	6,939	998,591
Kinder Morgan, Inc.	48,892	934,815
Marathon Oil Corp.	17,754	543,805
Marathon Petroleum Corp.	13,560	1,651,744
Occidental Petroleum Corp.	23,636	1,642,466
ONEOK, Inc.	11,064	740,403
Phillips 66	12,181	1,320,908
Pioneer Natural Resources Co.	5,944	1,402,724
Schlumberger Ltd.	35,598	1,835,077
Valero Energy Corp.	10,369	1,385,506
Williams Cos., Inc. (The)	30,416	1,055,435
		44,621,046
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Financials-12.55%
Aflac, Inc.	14,138	$1,016,946
Allstate Corp. (The)	6,468	866,065
American Express Co.	14,899	2,347,933
American International Group, Inc.	18,652	1,177,128
Ameriprise Financial, Inc.	2,598	862,406
Aon PLC, Class A	5,028	1,550,032
Arthur J. Gallagher & Co.	4,994	994,355
Assurant, Inc.	1,291	165,532
Bank of America Corp.	174,526	6,605,809
Bank of New York Mellon Corp. (The)	17,771	815,689
Berkshire Hathaway, Inc., Class B(b)	44,373	14,137,238
BlackRock, Inc.	3,444	2,465,904
Brown & Brown, Inc.	5,529	329,473
Capital One Financial Corp.	9,688	1,000,189
Cboe Global Markets, Inc.	2,474	313,802
Charles Schwab Corp. (The)	36,465	3,009,821
Chubb Ltd.	10,118	2,221,812
Cincinnati Financial Corp.	3,568	395,905
Citigroup, Inc.	47,685	2,308,431
Citizens Financial Group, Inc.	12,139	514,451
CME Group, Inc., Class A	8,586	1,515,429
Comerica, Inc.	3,120	223,829
Discover Financial Services	6,901	747,792
Everest Re Group Ltd.	924	312,257
FactSet Research Systems, Inc.	903	416,545
Fifth Third Bancorp	16,794	610,630
First Republic Bank	4,390	560,208
Franklin Resources, Inc.	6,844	183,488
Globe Life, Inc.	2,164	259,593
Goldman Sachs Group, Inc. (The)	8,456	3,265,284
Hartford Financial Services Group, Inc. (The)	7,859	600,192
Huntington Bancshares, Inc.	34,768	538,209
Intercontinental Exchange, Inc.	13,464	1,458,286
Invesco Ltd.(d)	8,175	156,224
JPMorgan Chase & Co.(c)	70,879	9,794,060
KeyCorp	22,678	426,573
Lincoln National Corp.	3,816	148,595
Loews Corp.	4,673	271,735
M&T Bank Corp.	4,358	740,947
Marsh & McLennan Cos., Inc.	11,969	2,072,791
MetLife, Inc.	16,424	1,259,721
Moody’s Corp.	3,789	1,130,145
Morgan Stanley	33,591	3,126,314
Nasdaq, Inc.	8,057	551,582
Northern Trust Corp.	5,015	466,947
PNC Financial Services Group, Inc. (The)	10,016	1,685,292
Principal Financial Group, Inc.	5,703	511,445
Progressive Corp. (The)	13,797	1,823,274
Prudential Financial, Inc.	9,159	989,447
Raymond James Financial, Inc.	4,689	548,144
Regions Financial Corp.	22,956	532,809
S&P Global, Inc.	8,227	2,902,486
Signature Bank	1,527	213,016
State Street Corp.	8,789	700,220
SVB Financial Group(b)	1,465	339,558
Synchrony Financial	12,557	471,892
T. Rowe Price Group, Inc.	5,495	686,380
Travelers Cos., Inc. (The)	5,776	1,096,343
Truist Financial Corp.	32,393	1,516,316
U.S. Bancorp	32,861	1,491,561
W.R. Berkley Corp.	4,960	378,349
Wells Fargo & Co.	93,128	4,465,488
	Shares	Value
Financials-(continued)
Willis Towers Watson PLC	2,678	$659,216
Zions Bancorporation N.A.	3,611	187,122
		95,134,655
Health Care-15.94%
Abbott Laboratories	42,316	4,552,355
AbbVie, Inc.	42,110	6,787,290
ABIOMED, Inc.(b)	1,077	406,880
Agilent Technologies, Inc.(c)	7,155	1,108,882
Align Technology, Inc.(b)	1,752	344,548
AmerisourceBergen Corp.	3,653	623,531
Amgen, Inc.	12,830	3,674,512
Becton, Dickinson and Co.	6,794	1,694,016
Biogen, Inc.(b)	3,485	1,063,517
Bio-Rad Laboratories, Inc., Class A(b)	523	216,893
Bio-Techne Corp.	3,812	323,982
Boston Scientific Corp.(b)	33,996	1,538,999
Bristol-Myers Squibb Co.	51,478	4,132,654
Cardinal Health, Inc.	6,635	531,928
Catalent, Inc.(b)	4,195	210,295
Centene Corp.(b)	14,375	1,251,344
Cigna Corp.	7,587	2,495,288
Cooper Cos., Inc. (The)	1,131	357,792
CVS Health Corp.	31,275	3,186,297
Danaher Corp.	15,524	4,244,417
DaVita, Inc.(b)	1,394	102,780
DENTSPLY SIRONA, Inc.	5,404	163,525
Edwards Lifesciences Corp.(b)	14,900	1,151,025
Elevance Health, Inc.	5,899	3,143,695
Eli Lilly and Co.	18,739	6,953,668
Gilead Sciences, Inc.	30,062	2,640,345
HCA Healthcare, Inc.	5,183	1,245,060
Henry Schein, Inc.(b)	3,425	277,151
Hologic, Inc.(b)	6,079	462,977
Humana, Inc.	3,098	1,703,590
IDEXX Laboratories, Inc.(b)	2,011	856,425
Incyte Corp.(b)	4,535	361,303
IQVIA Holdings, Inc.(b)	4,569	996,133
Johnson & Johnson	63,540	11,310,120
Laboratory Corp. of America Holdings	2,201	529,781
McKesson Corp.	3,554	1,356,491
Medtronic PLC	33,126	2,618,279
Merck & Co., Inc.	61,101	6,728,442
Mettler-Toledo International, Inc.(b)	538	790,623
Moderna, Inc.(b)	8,288	1,457,942
Molina Healthcare, Inc.(b)	1,402	472,152
Organon & Co.	6,105	158,852
PerkinElmer, Inc.	3,091	431,905
Pfizer, Inc.	135,268	6,780,985
Quest Diagnostics, Inc.	2,820	428,161
Regeneron Pharmaceuticals, Inc.(b)	2,573	1,934,124
ResMed, Inc.	3,399	782,450
STERIS PLC	2,416	448,748
Stryker Corp.	8,000	1,871,120
Teleflex, Inc.	1,113	260,576
Thermo Fisher Scientific, Inc.	9,528	5,337,776
UnitedHealth Group, Inc.	22,929	12,559,589
Universal Health Services, Inc., Class B	1,592	208,313
Vertex Pharmaceuticals, Inc.(b)	6,198	1,961,047
Viatris, Inc.	29,098	320,951
Waters Corp.(b)	1,451	502,917
West Pharmaceutical Services, Inc.	1,797	421,684

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Zimmer Biomet Holdings, Inc.	5,013	$602,061
Zoetis, Inc.	11,236	1,731,917
		120,810,103
Industrials-8.56%
3M Co.	14,361	1,809,055
A.O. Smith Corp.	3,134	190,359
Alaska Air Group, Inc.(b)(c)	2,912	138,145
Allegion PLC	2,080	236,392
American Airlines Group, Inc.(b)	14,844	214,199
AMETEK, Inc.	5,528	787,298
C.H. Robinson Worldwide, Inc.	3,113	311,985
Carrier Global Corp.	19,535	865,791
Caterpillar, Inc.	13,327	3,150,636
Cintas Corp.	2,024	934,643
Copart, Inc.(b)	10,518	700,078
CSX Corp.	52,793	1,725,803
Cummins, Inc.	3,438	863,488
Deere & Co.	6,817	3,006,297
Delta Air Lines, Inc.(b)	15,096	533,946
Dover Corp.	3,400	482,630
Eaton Corp. PLC	9,442	1,543,295
Emerson Electric Co.	14,422	1,381,195
Equifax, Inc.	2,916	575,531
Expeditors International of Washington, Inc.	4,136	480,024
Fastenal Co.	13,849	713,362
FedEx Corp.	6,091	1,109,902
Fortive Corp.	8,553	577,755
Fortune Brands Home & Security, Inc.	3,148	205,690
General Dynamics Corp.	5,669	1,430,799
General Electric Co.	26,877	2,310,616
Honeywell International, Inc.	16,677	3,661,435
Howmet Aerospace, Inc.	9,207	346,828
Huntington Ingalls Industries, Inc.	970	225,001
IDEX Corp.	1,803	428,194
Illinois Tool Works, Inc.	6,653	1,513,358
Ingersoll Rand, Inc.	9,641	520,325
J.B. Hunt Transport Services, Inc.	2,090	384,330
Jacobs Solutions, Inc.	3,176	401,891
Johnson Controls International PLC	16,153	1,073,205
L3Harris Technologies, Inc.	4,618	1,048,655
Leidos Holdings, Inc.	3,339	365,053
Lockheed Martin Corp.	5,794	2,811,191
Masco Corp.	5,765	292,747
Nordson Corp.	1,287	304,363
Norfolk Southern Corp.	5,829	1,495,139
Northrop Grumman Corp.	3,503	1,868,115
Old Dominion Freight Line, Inc.	2,307	698,121
PACCAR, Inc.	8,393	888,903
Parker-Hannifin Corp.	3,044	909,973
Pentair PLC	3,978	182,073
Quanta Services, Inc.	3,484	522,182
Raytheon Technologies Corp.	37,342	3,686,402
Republic Services, Inc.	4,936	687,535
Robert Half International, Inc.	2,685	211,524
Rollins, Inc.	5,200	210,288
Snap-on, Inc.	1,271	305,803
Southwest Airlines Co.(b)	14,068	561,454
Stanley Black & Decker, Inc.	3,714	303,508
Textron, Inc.	5,134	366,465
Trane Technologies PLC	5,463	974,708
Union Pacific Corp.	15,077	3,278,192
United Airlines Holdings, Inc.(b)	7,240	319,791
	Shares	Value
Industrials-(continued)
United Parcel Service, Inc., Class B	17,805	$3,378,143
United Rentals, Inc.(b)	1,720	607,212
Verisk Analytics, Inc.	3,772	692,954
W.W. Grainger, Inc.	1,015	612,106
Wabtec Corp.	4,399	444,695
Waste Management, Inc.	9,093	1,525,078
Xylem, Inc.	4,184	470,072
		64,855,926
Information Technology-27.71%
Accenture PLC, Class A	15,698	4,723,999
Adobe, Inc.(b)	11,466	3,954,967
Advanced Micro Devices, Inc.(b)	42,265	3,281,032
Akamai Technologies, Inc.(b)	3,915	371,377
Amphenol Corp., Class A	14,445	1,161,811
Analog Devices, Inc.	12,873	2,212,997
ANSYS, Inc.(b)	2,111	536,827
Apple, Inc.	379,986	56,249,328
Applied Materials, Inc.	22,113	2,423,585
Arista Networks, Inc.(b)	5,488	764,478
Automatic Data Processing, Inc.	10,334	2,729,623
Broadcom, Inc.	9,937	5,475,585
Broadridge Financial Solutions, Inc.	2,892	431,226
Cadence Design Systems, Inc.(b)	6,850	1,178,474
CDW Corp.	3,255	614,023
Cisco Systems, Inc.	101,649	5,053,988
Cognizant Technology Solutions Corp., Class A	12,631	785,774
Corning, Inc.	19,318	659,323
DXC Technology Co.(b)	5,551	164,698
EPAM Systems, Inc.(b)	1,426	525,595
F5, Inc.(b)	1,476	228,204
Fidelity National Information Services, Inc.	15,020	1,090,152
Fiserv, Inc.(b)	13,619	1,421,279
FleetCor Technologies, Inc.(b)	1,891	371,014
Gen Digital, Inc.	14,047	322,519
Global Payments, Inc.	6,587	683,599
Hewlett Packard Enterprise Co.	32,504	545,417
HP, Inc.(c)	26,896	807,956
Intel Corp.	104,183	3,132,783
International Business Machines Corp.	22,132	3,295,455
Jack Henry & Associates, Inc.	1,744	330,226
Juniper Networks, Inc.	7,958	264,524
Keysight Technologies, Inc.(b)	4,294	776,742
KLA Corp.	3,714	1,460,159
Lam Research Corp.	3,436	1,623,098
Mastercard, Inc., Class A	20,836	7,425,950
Microchip Technology, Inc.	13,628	1,079,201
Micron Technology, Inc.	28,079	1,618,754
Microsoft Corp.	185,786	47,401,440
Monolithic Power Systems, Inc.	1,137	434,289
NetApp, Inc.	5,529	373,816
NVIDIA Corp.	67,757	11,466,517
NXP Semiconductors N.V. (China)	6,462	1,136,278
ON Semiconductor Corp.(b)	10,838	815,018
Paychex, Inc.	7,815	969,294
Paycom Software, Inc.(b)	1,160	393,356
PTC, Inc.(b)	2,498	317,771
Qorvo, Inc.(b)	2,640	262,020
QUALCOMM, Inc.	28,183	3,564,868
Roper Technologies, Inc.	2,560	1,123,558
salesforce.com, inc.(b)	24,949	3,998,077
Seagate Technology Holdings PLC	4,935	261,407

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Skyworks Solutions, Inc.	3,901	$373,014
SolarEdge Technologies, Inc.(b)	1,199	358,333
Synopsys, Inc.(b)	3,903	1,325,225
TE Connectivity Ltd. (Switzerland)	7,855	990,673
Teledyne Technologies, Inc.(b)	1,119	470,092
Teradyne, Inc.	3,895	363,988
Texas Instruments, Inc.	22,673	4,091,570
Trimble, Inc.(b)	6,196	370,211
Visa, Inc., Class A(c)	40,071	8,695,407
Western Digital Corp.(b)	7,801	286,687
Zebra Technologies Corp., Class A(b)	1,309	353,797
		209,972,448
Materials-2.86%
Air Products and Chemicals, Inc.	5,390	1,671,762
Albemarle Corp.	2,748	763,917
Amcor PLC	36,439	450,022
Avery Dennison Corp.	1,942	375,447
Ball Corp.	7,435	416,955
Celanese Corp.	2,660	285,418
CF Industries Holdings, Inc.	5,158	558,044
Corteva, Inc.	17,567	1,179,800
Dow, Inc.	18,524	944,168
DuPont de Nemours, Inc.	12,286	866,286
Eastman Chemical Co.	3,133	271,380
FMC Corp.	3,062	400,020
Freeport-McMoRan, Inc.	36,927	1,469,695
International Flavors & Fragrances, Inc.(c)	6,075	642,857
International Paper Co.	9,178	340,687
Linde PLC (United Kingdom)	12,291	4,135,676
LyondellBasell Industries N.V., Class A	6,438	547,294
Martin Marietta Materials, Inc.	1,505	551,552
Mosaic Co. (The)	8,970	460,161
Newmont Corp.	18,936	898,892
Nucor Corp.	6,373	955,631
Packaging Corp. of America	2,253	306,160
PPG Industries, Inc.	5,740	776,163
Sealed Air Corp.	3,565	189,765
Sherwin-Williams Co. (The)	5,694	1,418,831
Vulcan Materials Co.	3,179	582,806
WestRock Co.	6,247	236,886
		21,696,275
Real Estate-2.31%
Alexandria Real Estate Equities, Inc.	3,607	561,285
AvalonBay Communities, Inc.	3,260	570,174
Boston Properties, Inc.	3,338	240,603
Camden Property Trust	2,547	306,481
CBRE Group, Inc., Class A(b)	7,933	631,467
Crown Castle, Inc.	10,420	1,473,701
Digital Realty Trust, Inc.	7,050	792,843
Equinix, Inc.	2,260	1,560,869
Equity Residential	8,023	520,372
Essex Property Trust, Inc.	1,540	339,385
Extra Space Storage, Inc.	3,183	511,476
Federal Realty Investment Trust	1,699	188,759
Host Hotels & Resorts, Inc.	17,592	333,193
Iron Mountain, Inc.	7,100	385,743
Kimco Realty Corp.	14,633	335,388
Mid-America Apartment Communities, Inc.	2,746	452,761
Prologis, Inc.	17,808	2,097,604
Public Storage	3,610	1,075,636
Realty Income Corp.	14,699	927,066
	Shares	Value
Real Estate-(continued)
Regency Centers Corp.	3,706	$246,190
Simon Property Group, Inc.	7,907	944,412
UDR, Inc.	6,994	290,041
Ventas, Inc.	9,544	444,082
VICI Properties, Inc.	23,169	792,380
Vornado Realty Trust(c)	3,812	96,405
Welltower, Inc.	10,945	777,423
Weyerhaeuser Co.	18,334	599,705
		17,495,444
Utilities-3.05%
Alliant Energy Corp.	5,932	333,972
Ameren Corp.	6,116	546,281
American Electric Power Co., Inc.	12,007	1,162,278
American Water Works Co., Inc.	4,299	652,416
Atmos Energy Corp.	3,272	393,294
CenterPoint Energy, Inc.	14,843	461,766
CMS Energy Corp.	6,866	419,307
Consolidated Edison, Inc.	8,358	819,418
Constellation Energy Corp.	7,856	755,119
Dominion Energy, Inc.	19,469	1,189,751
DTE Energy Co.	4,563	529,354
Duke Energy Corp.	18,265	1,825,221
Edison International	9,277	618,405
Entergy Corp.	4,809	559,142
Evergy, Inc.	5,486	324,826
Eversource Energy	8,235	682,352
Exelon Corp.	23,311	964,376
FirstEnergy Corp.	13,408	552,946
NextEra Energy, Inc.	45,303	3,837,164
NiSource, Inc.	9,612	268,559
NRG Energy, Inc.	5,744	243,833
Pinnacle West Capital Corp.	2,711	212,326
PPL Corp.	17,670	521,618
Public Service Enterprise Group, Inc.	11,677	707,042
Sempra Energy	7,302	1,213,519
Southern Co. (The)	25,121	1,699,184
WEC Energy Group, Inc.	7,486	742,162
Xcel Energy, Inc.	12,835	901,274
		23,136,905
Total Common Stocks & Other Equity Interests (Cost $755,357,384)		756,299,411
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $316,691)	316,691	316,691
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $755,674,075)		756,616,102
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.94%
Invesco Private Government Fund, 3.83%(d)(e)(f)	6,242,554	6,242,554

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.15%(d)(e)(f)	16,044,889	$16,048,097
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,288,349)		22,290,651
TOTAL INVESTMENTS IN SECURITIES-102.78% (Cost $777,962,424)		778,906,753
OTHER ASSETS LESS LIABILITIES-(2.78)%		(21,036,710)
NET ASSETS-100.00%		$757,870,043
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Invesco Ltd.	$140,028	$2,453	$(7,688)	$26,520	$(5,089)	$156,224	$1,533
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	4,366,417	(4,049,726)	-	-	316,691	1,845
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,953,022	18,694,899	(16,405,367)	-	-	6,242,554	31,168*
Invesco Private Prime Fund	10,164,913	40,687,293	(34,807,171)	2,302	760	16,048,097	90,344*
Total	$14,257,963	$63,751,062	$(55,269,952)	$28,822	$(4,329)	$22,763,566	$124,890

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-1.38%
Iridium Communications, Inc.(b)	17,075	$906,682
John Wiley & Sons, Inc., Class A	6,286	298,019
New York Times Co. (The), Class A	22,004	806,447
TEGNA, Inc.	29,334	579,053
World Wrestling Entertainment, Inc., Class A(c)	5,829	465,621
Ziff Davis, Inc.(b)	6,301	581,330
		3,637,152
Consumer Discretionary-14.47%
Adient PLC(b)	12,711	494,966
AutoNation, Inc.(b)(c)	4,894	606,416
Boyd Gaming Corp.	10,466	641,880
Brunswick Corp.	10,102	749,568
Capri Holdings Ltd.(b)	19,415	1,113,450
Carter’s, Inc.	5,273	385,140
Choice Hotels International, Inc.(c)	4,450	548,329
Churchill Downs, Inc.	4,477	993,715
Columbia Sportswear Co.	4,333	388,194
Cracker Barrel Old Country Store, Inc.(c)	3,057	350,944
Crocs, Inc.(b)(c)	7,839	791,739
Dana, Inc.	20,379	358,874
Deckers Outdoor Corp.(b)	3,432	1,368,956
Dick’s Sporting Goods, Inc.	7,429	888,360
Five Below, Inc.(b)(c)	6,734	1,083,231
Foot Locker, Inc.	11,406	453,959
Fox Factory Holding Corp.(b)(c)	5,534	587,157
GameStop Corp., Class A(b)(c)	39,304	1,030,158
Gap, Inc. (The)	26,198	380,919
Gentex Corp.	31,308	904,801
Goodyear Tire & Rubber Co. (The)(b)	38,414	431,005
Graham Holdings Co., Class B	528	339,863
Grand Canyon Education, Inc.(b)	4,384	495,699
H&R Block, Inc.	21,068	920,882
Hanesbrands, Inc.(c)	45,153	303,428
Harley-Davidson, Inc.	18,834	887,646
KB Home	11,434	358,913
Kohl’s Corp.	16,238	520,915
Lear Corp.	7,992	1,152,766
Leggett & Platt, Inc.(c)	17,803	633,965
Light & Wonder, Inc.(b)	13,333	863,578
Lithia Motors, Inc., Class A	4,058	971,120
Macy’s, Inc.	37,445	879,958
Marriott Vacations Worldwide Corp.	5,505	820,135
Mattel, Inc.(b)	45,442	828,408
Murphy USA, Inc.	2,924	864,949
Nordstrom, Inc.	13,232	277,475
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	7,344	447,250
Polaris, Inc.	7,605	867,426
RH(b)(c)	2,299	659,422
Service Corp. International	20,664	1,476,443
Skechers U.S.A., Inc., Class A(b)(c)	17,801	750,668
Taylor Morrison Home Corp., Class A(b)	16,205	492,470
Texas Roadhouse, Inc.	8,954	889,311
Thor Industries, Inc.(c)	7,434	640,365
Toll Brothers, Inc.	14,405	690,144
TopBuild Corp.(b)	4,372	673,638
Topgolf Callaway Brands Corp.(b)(c)	15,237	319,215
Under Armour, Inc., Class A(b)	49,056	490,560
Victoria’s Secret & Co.(b)(c)	9,438	434,148
Visteon Corp.(b)	3,664	537,875
Wendy’s Co. (The)	22,324	503,629
Williams-Sonoma, Inc.(c)	9,453	1,105,056
	Shares	Value
Consumer Discretionary-(continued)
Wyndham Hotels & Resorts, Inc.	11,969	$877,567
YETI Holdings, Inc.(b)(c)	11,680	524,315
		38,050,963
Consumer Staples-3.65%
BJ’s Wholesale Club Holdings, Inc.(b)	17,220	1,295,633
Casey’s General Stores, Inc.	4,782	1,162,122
Coca-Cola Consolidated, Inc.	627	308,359
Coty, Inc., Class A(b)	45,490	358,006
Darling Ingredients, Inc.(b)	21,535	1,546,859
Energizer Holdings, Inc.	8,471	288,776
Flowers Foods, Inc.	26,617	799,841
Grocery Outlet Holding Corp.(b)(c)	12,061	365,086
Ingredion, Inc.	8,940	875,852
Performance Food Group Co.(b)	20,462	1,247,773
Pilgrim’s Pride Corp.(b)	6,445	168,601
Post Holdings, Inc.(b)	7,374	690,280
Sprouts Farmers Market, Inc.(b)(c)	14,031	481,684
		9,588,872
Energy-3.63%
Antero Midstream Corp.	43,981	498,305
ChampionX Corp.	27,188	838,478
CNX Resources Corp.(b)(c)	26,872	466,767
DT Midstream, Inc.	12,648	763,054
Equitrans Midstream Corp.	54,684	458,799
HF Sinclair Corp.	19,830	1,236,202
Matador Resources Co.	15,765	1,046,165
Murphy Oil Corp.	19,802	934,654
NOV, Inc.	53,532	1,202,329
PDC Energy, Inc.	13,846	1,029,035
Range Resources Corp.	37,683	1,087,908
		9,561,696
Financials-16.28%
Affiliated Managers Group, Inc.	5,071	813,490
American Financial Group, Inc.	8,730	1,241,581
Associated Banc-Corp	19,726	485,260
Bank of Hawaii Corp.	5,330	429,971
Bank OZK	15,092	696,496
Brighthouse Financial, Inc.(b)	9,806	546,586
Cadence Bank	24,517	707,070
Cathay General Bancorp	10,044	466,745
CNO Financial Group, Inc.	15,955	374,623
Commerce Bancshares, Inc.	14,542	1,089,487
Cullen/Frost Bankers, Inc.	7,233	1,049,291
East West Bancorp, Inc.	18,949	1,330,409
Essent Group Ltd.	14,460	579,701
Evercore, Inc., Class A	5,243	603,889
F.N.B. Corp.	45,240	637,884
Federated Hermes, Inc., Class B	11,868	450,509
First American Financial Corp.	14,462	790,348
First Financial Bankshares, Inc.	17,150	633,693
First Horizon Corp.	69,702	1,732,095
FirstCash Holdings, Inc.	5,118	480,375
Fulton Financial Corp.	22,418	416,751
Glacier Bancorp, Inc.	14,593	844,935
Hancock Whitney Corp.	11,468	628,905
Hanover Insurance Group, Inc. (The)	4,621	680,673
Home BancShares, Inc.	25,752	655,388
Interactive Brokers Group, Inc., Class A	10,844	870,773
International Bancshares Corp.	7,100	374,028
Janus Henderson Group PLC	21,710	549,046
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
Jefferies Financial Group, Inc.	25,291	$960,805
Kemper Corp.	7,904	449,896
Kinsale Capital Group, Inc.	2,786	858,673
MGIC Investment Corp.	41,600	571,168
Navient Corp.	20,059	332,378
New York Community Bancorp, Inc.(c)	62,397	583,412
Old National Bancorp	38,925	743,857
Old Republic International Corp.	37,438	917,231
PacWest Bancorp	15,656	408,935
Pinnacle Financial Partners, Inc.	10,313	865,158
Primerica, Inc.	5,205	775,701
Prosperity Bancshares, Inc.	12,258	926,337
Reinsurance Group of America, Inc.	8,784	1,268,410
RenaissanceRe Holdings Ltd. (Bermuda)	5,689	1,074,709
RLI Corp.	5,210	677,665
SEI Investments Co.	13,642	849,624
Selective Insurance Group, Inc.	7,759	745,795
SLM Corp.	35,817	625,365
Stifel Financial Corp.	13,901	893,139
Synovus Financial Corp.	19,395	817,111
Texas Capital Bancshares, Inc.(b)	6,571	394,194
UMB Financial Corp.	5,690	486,609
Umpqua Holdings Corp.	29,357	595,066
United Bankshares, Inc.	18,458	791,664
Unum Group	26,617	1,122,705
Valley National Bancorp	55,397	701,326
Voya Financial, Inc.	13,427	885,913
Washington Federal, Inc.	8,783	309,776
Webster Financial Corp.	24,092	1,309,159
Wintrust Financial Corp.	7,884	720,834
		42,822,617
Health Care-8.39%
Acadia Healthcare Co., Inc.(b)	11,940	1,063,376
Arrowhead Pharmaceuticals, Inc.(b)(c)	14,111	454,374
Azenta, Inc.(c)	10,075	606,616
Bruker Corp.	13,122	884,554
Chemed Corp.	1,981	1,030,120
Encompass Health Corp.	12,700	742,696
Enovis Corp.(b)	6,280	339,936
Envista Holdings Corp.(b)(c)	21,723	741,189
Exelixis, Inc.(b)	42,189	720,588
Globus Medical, Inc., Class A(b)(c)	10,241	756,708
Haemonetics Corp.(b)	6,777	578,146
Halozyme Therapeutics, Inc.(b)	19,051	1,090,860
HealthEquity, Inc.(b)	11,470	728,116
ICU Medical, Inc.(b)(c)	2,547	405,559
Integra LifeSciences Holdings Corp.(b)(c)	9,366	514,568
LivaNova PLC(b)(c)	7,188	398,000
Masimo Corp.(b)	6,809	986,896
Medpace Holdings, Inc.(b)	3,417	717,194
Neurocrine Biosciences, Inc.(b)	12,580	1,598,415
NuVasive, Inc.(b)	6,380	247,799
Option Care Health, Inc.(b)	18,768	565,104
Patterson Cos., Inc.	12,197	346,883
Perrigo Co. PLC	17,298	557,515
QuidelOrtho Corp.(b)	6,421	562,544
R1 RCM, Inc.(b)	17,202	155,678
Repligen Corp.(b)(c)	6,754	1,207,885
Shockwave Medical, Inc.(b)	4,918	1,247,205
Syneos Health, Inc.(b)	13,376	471,905
	Shares	Value
Health Care-(continued)
Tenet Healthcare Corp.(b)	13,368	$617,334
United Therapeutics Corp.(b)	6,138	1,717,965
		22,055,728
Industrials-20.03%
Acuity Brands, Inc.	4,542	855,213
AECOM	18,610	1,581,850
AGCO Corp.	8,151	1,081,801
ASGN, Inc.(b)	6,713	608,198
Avis Budget Group, Inc.(b)(c)	4,863	1,087,367
Axon Enterprise, Inc.(b)	8,910	1,639,707
Brink’s Co. (The)	6,464	386,224
Builders FirstSource, Inc.(b)	22,938	1,466,426
CACI International, Inc., Class A(b)	3,135	979,061
Carlisle Cos., Inc.	6,690	1,760,206
Chart Industries, Inc.(b)	4,730	676,343
Clean Harbors, Inc.(b)	6,559	787,080
Crane Holdings Co.	6,242	661,277
Curtiss-Wright Corp.	5,099	900,738
Donaldson Co., Inc.	16,261	990,620
Dycom Industries, Inc.(b)(c)	4,007	365,198
EMCOR Group, Inc.	6,865	1,063,388
EnerSys	5,473	413,649
Esab Corp.	6,238	295,307
Flowserve Corp.(c)	17,204	539,517
Fluor Corp.(b)(c)	18,893	634,994
FTI Consulting, Inc.(b)(c)	4,619	798,256
GATX Corp.	4,797	540,862
Graco, Inc.	22,048	1,542,699
GXO Logistics, Inc.(b)(c)	13,165	616,912
Hexcel Corp.	11,178	670,121
Hubbell, Inc.	6,847	1,739,549
Insperity, Inc.	4,633	549,242
ITT, Inc.	10,983	928,283
JetBlue Airways Corp.(b)	42,055	334,758
KBR, Inc.	18,700	966,229
Kennametal, Inc.	10,814	285,706
Kirby Corp.(b)	7,980	556,924
Knight-Swift Transportation Holdings, Inc.	22,111	1,225,613
Landstar System, Inc.(c)	4,966	859,019
Lincoln Electric Holdings, Inc.	7,673	1,134,683
ManpowerGroup, Inc.	7,057	617,629
MasTec, Inc.(b)	7,563	686,947
MDU Resources Group, Inc.	26,720	841,413
Mercury Systems, Inc.(b)(c)	8,021	407,627
Middleby Corp. (The)(b)(c)	7,195	1,037,447
MSC Industrial Direct Co., Inc., Class A	6,152	528,026
nVent Electric PLC	21,453	858,335
Oshkosh Corp.	8,739	804,600
Owens Corning	12,744	1,132,177
Regal Rexnord Corp.	8,658	1,135,150
Ryder System, Inc.	6,911	646,109
Saia, Inc.(b)(c)	3,566	868,642
Science Applications International Corp.	7,175	790,039
Simpson Manufacturing Co., Inc.(c)	5,822	541,737
Sunrun, Inc.(b)(c)	25,011	814,858
Terex Corp.	8,938	410,344
Tetra Tech, Inc.	7,071	1,093,106
Timken Co. (The)	8,505	646,210
Toro Co. (The)	13,179	1,462,737
Trex Co., Inc.(b)	14,836	680,824
Univar Solutions, Inc.(b)	21,965	727,700
Valmont Industries, Inc.	2,811	951,973

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Vicor Corp.(b)(c)	3,120	$168,449
Watsco, Inc.(c)	4,219	1,134,827
Watts Water Technologies, Inc., Class A	3,636	576,124
Werner Enterprises, Inc.(c)	7,742	340,493
Woodward, Inc.	7,930	759,694
XPO Logistics, Inc.(b)(c)	12,845	496,074
		52,682,311
Information Technology-11.77%
ACI Worldwide, Inc.(b)	16,683	348,675
Amkor Technology, Inc.	14,045	393,541
Arrow Electronics, Inc.(b)	9,151	995,080
Aspen Technology, Inc.(b)	3,651	841,555
Avnet, Inc.	13,637	615,983
Belden, Inc.	5,978	480,870
Calix, Inc.(b)	7,594	541,452
Ciena Corp.(b)(c)	23,645	1,063,079
Cirrus Logic, Inc.(b)	7,915	591,330
Coherent Corp.(b)	19,154	702,377
CommVault Systems, Inc.(b)	6,326	417,516
Concentrix Corp.	5,782	707,601
Envestnet, Inc.(b)	7,543	445,188
Euronet Worldwide, Inc.(b)	6,700	622,765
First Solar, Inc.(b)	12,447	2,147,481
Genpact Ltd.	22,934	1,057,487
IPG Photonics Corp.(b)(c)	4,645	422,834
Jabil, Inc.	19,543	1,410,809
Kyndryl Holdings, Inc.(b)	23,265	272,433
Lattice Semiconductor Corp.(b)	19,102	1,391,199
Littelfuse, Inc.	3,405	839,333
Lumentum Holdings, Inc.(b)(c)	9,641	529,677
MACOM Technology Solutions Holdings, Inc.(b)	6,734	462,558
Manhattan Associates, Inc.(b)	8,540	1,075,528
MKS Instruments, Inc.	7,780	652,431
National Instruments Corp.	17,661	724,454
NCR Corp.(b)	18,629	444,674
Novanta, Inc.(b)(c)	4,819	760,197
Paylocity Holding Corp.(b)	5,156	1,123,131
Power Integrations, Inc.	7,921	637,482
Qualys, Inc.(b)	4,462	550,254
Semtech Corp.(b)(c)	11,741	360,918
Silicon Laboratories, Inc.(b)(c)	5,090	740,290
SiTime Corp.(b)(c)	2,216	233,699
Synaptics, Inc.(b)(c)	5,254	556,766
TD SYNNEX Corp.	5,413	553,750
Teradata Corp.(b)	13,958	476,666
Viasat, Inc.(b)	10,254	349,559
Vishay Intertechnology, Inc.	18,487	425,940
Vontier Corp.	21,750	426,953
Western Union Co. (The)(c)	51,586	756,251
WEX, Inc.(b)(c)	6,106	1,032,769
Wolfspeed, Inc.(b)(c)	16,641	1,513,000
Xerox Holdings Corp.	16,296	265,788
		30,961,323
Materials-7.89%
Alcoa Corp.	25,551	1,280,872
AptarGroup, Inc.	8,702	923,630
Ashland, Inc.	6,630	741,698
Avient Corp.	12,642	437,540
Cabot Corp.	7,633	561,941
Chemours Co. (The)	20,138	625,285
Cleveland-Cliffs, Inc.(b)(c)	63,847	988,352
	Shares	Value
Materials-(continued)
Commercial Metals Co.	16,119	$793,377
Eagle Materials, Inc.	5,253	716,194
Greif, Inc., Class A	3,479	244,609
Ingevity Corp.(b)	5,374	420,623
Louisiana-Pacific Corp.	11,000	701,800
MP Materials Corp.(b)(c)	11,192	372,134
NewMarket Corp.	854	269,881
Olin Corp.	18,863	1,074,814
Reliance Steel & Aluminum Co.	8,207	1,734,057
Royal Gold, Inc.	8,563	961,882
RPM International, Inc.	16,771	1,737,811
Sensient Technologies Corp.	5,600	418,376
Silgan Holdings, Inc.	10,867	574,864
Sonoco Products Co.	12,614	774,121
Steel Dynamics, Inc.	24,058	2,500,348
United States Steel Corp.	33,914	891,599
Valvoline, Inc.	23,603	778,427
Worthington Industries, Inc.(c)	4,272	242,393
		20,766,628
Real Estate-8.16%
Apartment Income REIT Corp.	20,091	764,463
Brixmor Property Group, Inc.	38,154	884,410
Corporate Office Properties Trust	15,043	417,744
Cousins Properties, Inc.	19,143	504,992
EastGroup Properties, Inc.	5,423	841,867
EPR Properties	10,090	419,845
First Industrial Realty Trust, Inc.	16,890	853,789
Healthcare Realty Trust, Inc.	50,455	1,035,841
Highwoods Properties, Inc.	14,045	418,541
Independence Realty Trust, Inc.	28,867	523,070
JBG SMITH Properties	14,271	294,125
Jones Lang LaSalle, Inc.(b)	6,586	1,107,568
Kilroy Realty Corp.	13,659	590,342
Kite Realty Group Trust(c)	28,421	647,999
Lamar Advertising Co., Class A	11,290	1,130,581
Life Storage, Inc.	10,881	1,169,599
Macerich Co. (The)	29,216	371,043
Medical Properties Trust, Inc.	80,849	1,060,739
National Retail Properties, Inc.	23,282	1,079,353
National Storage Affiliates Trust	10,682	425,250
Omega Healthcare Investors, Inc.(c)	31,726	960,663
Park Hotels & Resorts, Inc.	30,014	385,080
Pebblebrook Hotel Trust(c)	17,181	286,064
Physicians Realty Trust(c)	29,312	437,628
PotlatchDeltic Corp.	9,078	433,838
Rayonier, Inc.(c)	19,466	698,440
Rexford Industrial Realty, Inc.	21,521	1,189,896
Sabra Health Care REIT, Inc.	30,945	399,500
SL Green Realty Corp.	8,089	339,414
Spirit Realty Capital, Inc.	17,559	727,294
STORE Capital Corp.	33,206	1,059,271
		21,458,249
Utilities-4.24%
ALLETE, Inc.	7,389	489,152
Black Hills Corp.	8,314	595,532
Essential Utilities, Inc.	30,806	1,486,081
Hawaiian Electric Industries, Inc.	14,256	585,637
IDACORP, Inc.	6,578	727,066
National Fuel Gas Co.	12,154	804,959
New Jersey Resources Corp.	12,143	604,114
NorthWestern Corp.	6,926	404,548

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
OGE Energy Corp.	26,128	$1,057,139
ONE Gas, Inc.	6,906	600,477
Ormat Technologies, Inc.(c)	5,694	514,908
PNM Resources, Inc.	11,221	549,829
Portland General Electric Co.(c)	11,574	569,788
Southwest Gas Holdings, Inc.	8,377	573,489
Spire, Inc.	6,855	507,956
UGI Corp.	28,060	1,084,519
		11,155,194
Total Common Stocks & Other Equity Interests (Cost $254,365,086)		262,740,733
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $98,061)	98,061	98,061
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $254,463,147)		262,838,794
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.95%
Invesco Private Government Fund, 3.83%(d)(e)(f)	9,531,774	$9,531,774
Invesco Private Prime Fund, 4.15%(d)(e)(f)	24,527,530	24,532,435
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,059,782)		34,064,209
TOTAL INVESTMENTS IN SECURITIES-112.88% (Cost $288,522,929)		296,903,003
OTHER ASSETS LESS LIABILITIES-(12.88)%		(33,873,030)
NET ASSETS-100.00%		$263,029,973

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$64,731	$1,548,376	$(1,515,046)	$-	$-	$98,061	$766
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,622,571	17,048,648	(16,139,445)	-	-	9,531,774	70,317*
Invesco Private Prime Fund	23,437,531	32,417,299	(31,325,732)	2,577	760	24,532,435	190,653*
Total	$32,124,833	$51,014,323	$(48,980,223)	$2,577	$760	$34,162,270	$261,736

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Low Volatility ETF (XMLV)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-1.15%
World Wrestling Entertainment, Inc., Class A	174,158	$13,911,741
Consumer Discretionary-3.40%
Gentex Corp.	473,551	13,685,624
Graham Holdings Co., Class B(b)	22,047	14,191,213
Service Corp. International(b)	184,861	13,208,318
		41,085,155
Consumer Staples-5.27%
Casey’s General Stores, Inc.	59,196	14,385,812
Flowers Foods, Inc.	600,039	18,031,172
Ingredion, Inc.(b)	163,511	16,019,173
Post Holdings, Inc.(c)	161,859	15,151,621
		63,587,778
Financials-22.58%
American Financial Group, Inc.	91,942	13,075,991
Bank of Hawaii Corp.	192,140	15,499,934
Cathay General Bancorp	282,836	13,143,389
Commerce Bancshares, Inc.	223,362	16,734,281
F.N.B. Corp.	941,309	13,272,457
First American Financial Corp.	260,185	14,219,110
First Financial Bankshares, Inc.(b)	364,835	13,480,653
Fulton Financial Corp.	766,405	14,247,469
Hanover Insurance Group, Inc. (The)(b)	106,465	15,682,294
Home BancShares, Inc.	505,409	12,862,659
International Bancshares Corp.	257,539	13,567,155
Old National Bancorp	724,772	13,850,393
Old Republic International Corp.	616,123	15,095,013
Prosperity Bancshares, Inc.(b)	205,590	15,536,436
RLI Corp.	113,269	14,732,899
SEI Investments Co.(b)	258,018	16,069,361
Selective Insurance Group, Inc.	154,221	14,823,723
United Bankshares, Inc.	310,577	13,320,648
Washington Federal, Inc.	382,804	13,501,497
		272,715,362
Health Care-2.44%
Chemed Corp.	32,024	16,652,480
Perrigo Co. PLC	396,361	12,774,715
		29,427,195
Industrials-17.03%
AECOM	169,704	14,424,840
CACI International, Inc., Class A(c)	46,514	14,526,322
Curtiss-Wright Corp.	74,427	13,147,530
Donaldson Co., Inc.	241,476	14,710,718
EMCOR Group, Inc.	91,552	14,181,405
GATX Corp.(b)	124,462	14,033,091
Graco, Inc.(b)	209,887	14,685,793
Hubbell, Inc.	55,071	13,991,338
Lincoln Electric Holdings, Inc.(b)	109,338	16,168,903
MDU Resources Group, Inc.	499,192	15,719,556
MSC Industrial Direct Co., Inc., Class A	198,042	16,997,945
Science Applications International Corp.(b)	131,524	14,482,108
Toro Co. (The)	117,985	13,095,155
Werner Enterprises, Inc.(b)	351,859	15,474,759
		205,639,463
Information Technology-2.61%
Genpact Ltd.	316,669	14,601,608
Maximus, Inc.	241,281	16,962,054
		31,563,662
	Shares	Value
Materials-8.74%
AptarGroup, Inc.(b)	141,468	$15,015,413
Ashland, Inc.	126,157	14,113,184
NewMarket Corp.	47,592	15,040,024
RPM International, Inc.(b)	140,870	14,596,949
Sensient Technologies Corp.	199,251	14,886,042
Silgan Holdings, Inc.	317,202	16,779,986
Sonoco Products Co.	246,626	15,135,438
		105,567,036
Real Estate-17.12%
Apartment Income REIT Corp.	406,922	15,483,382
Corporate Office Properties Trust(b)	530,600	14,734,762
Cousins Properties, Inc.(b)	573,374	15,125,606
EastGroup Properties, Inc.(b)	86,902	13,490,666
First Industrial Realty Trust, Inc.(b)	319,545	16,153,000
Healthcare Realty Trust, Inc.	656,787	13,483,837
Highwoods Properties, Inc.	472,773	14,088,635
JBG SMITH Properties(b)	713,180	14,698,640
Life Storage, Inc.	126,148	13,559,649
National Retail Properties, Inc.	362,564	16,808,467
Physicians Realty Trust(b)	1,175,421	17,549,036
Rayonier, Inc.(b)	391,835	14,059,040
Rexford Industrial Realty, Inc.	239,439	13,238,582
Spirit Realty Capital, Inc.	346,394	14,347,639
		206,820,941
Utilities-19.54%
ALLETE, Inc.	270,657	17,917,493
Black Hills Corp.	234,046	16,764,715
Essential Utilities, Inc.	340,503	16,425,865
Hawaiian Electric Industries, Inc.	418,056	17,173,741
IDACORP, Inc.	170,607	18,857,192
National Fuel Gas Co.(b)	229,530	15,201,772
New Jersey Resources Corp.(b)	338,144	16,822,664
NorthWestern Corp.	313,125	18,289,631
OGE Energy Corp.(b)	466,885	18,890,167
ONE Gas, Inc.	188,887	16,423,725
Portland General Electric Co.(b)	362,173	17,829,777
Southwest Gas Holdings, Inc.	199,188	13,636,410
Spire, Inc.	228,921	16,963,046
UGI Corp.(b)	384,819	14,873,254
		236,069,452
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $1,137,529,727)		1,206,387,785
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.80%
Invesco Private Government Fund, 3.83%(d)(e)(f)	29,551,571	29,551,571
Invesco Private Prime Fund, 4.15%(d)(e)(f)	76,730,327	76,745,671
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $106,283,152)		106,297,242
TOTAL INVESTMENTS IN SECURITIES-108.68% (Cost $1,243,812,879)		1,312,685,027
OTHER ASSETS LESS LIABILITIES-(8.68)%		(104,809,599)
NET ASSETS-100.00%		$1,207,875,428
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Low Volatility ETF (XMLV)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,753,463	$(7,753,463)	$-	$-	$-	$3,337
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	39,630,321	148,064,073	(158,142,823)	-	-	29,551,571	561,403*
Invesco Private Prime Fund	105,210,609	301,715,943	(330,205,363)	11,171	13,311	76,745,671	1,525,071*
Total	$144,840,930	$457,533,479	$(496,101,649)	$11,171	$13,311	$106,297,242	$2,089,811

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-1.61%
AMC Networks, Inc., Class A(b)	4,025	$80,339
ATN International, Inc.	1,344	65,063
Cars.com, Inc.(b)	8,708	128,704
E.W. Scripps Co. (The), Class A(b)	7,565	113,324
Gannett Co., Inc.(b)(c)	18,963	47,408
Gogo, Inc.(b)(c)	9,402	147,517
Marcus Corp. (The)(c)	2,628	42,679
QuinStreet, Inc.(b)	6,473	92,111
Scholastic Corp.	3,732	153,460
Shenandoah Telecommunications Co.	6,370	124,024
Shutterstock, Inc.	2,762	148,651
TechTarget, Inc.(b)	3,352	153,052
Telephone & Data Systems, Inc.	12,030	126,796
Thryv Holdings, Inc.(b)	1,990	38,168
Yelp, Inc.(b)	7,967	246,579
		1,707,875
Consumer Discretionary-12.29%
Aaron’s Co., Inc. (The)	3,736	45,542
Abercrombie & Fitch Co., Class A(b)	5,528	132,561
Academy Sports & Outdoors, Inc.(c)	9,437	476,380
Adtalem Global Education, Inc.(b)	5,477	227,843
American Axle & Manufacturing Holdings, Inc.(b)	14,481	150,747
America’s Car-Mart, Inc.(b)(c)	761	55,370
Asbury Automotive Group, Inc.(b)(c)	2,786	522,709
Bed Bath & Beyond, Inc.(b)(c)	11,630	39,542
Big Lots, Inc.(c)	3,137	61,172
BJ’s Restaurants, Inc.(b)(c)	2,731	87,610
Bloomin’ Brands, Inc.	9,794	220,561
Boot Barn Holdings, Inc.(b)	3,574	240,709
Brinker International, Inc.(b)(c)	4,920	164,574
Buckle, Inc. (The)(c)	3,485	153,166
Caleres, Inc.(c)	4,592	110,943
Cato Corp. (The), Class A	2,292	23,837
Cavco Industries, Inc.(b)	1,118	256,726
Century Communities, Inc.	3,677	177,084
Cheesecake Factory, Inc. (The)(c)	5,901	206,771
Chico’s FAS, Inc.(b)	15,533	91,179
Children’s Place, Inc. (The)(b)(c)	1,523	54,067
Chuy’s Holdings, Inc.(b)	2,307	73,109
Conn’s, Inc.(b)(c)	2,115	21,065
Dave & Buster’s Entertainment, Inc.(b)	4,468	177,201
Designer Brands, Inc., Class A	7,517	115,010
Dorman Products, Inc.(b)	3,671	329,068
El Pollo Loco Holdings, Inc.	2,436	26,552
Ethan Allen Interiors, Inc.	2,660	75,677
Genesco, Inc.(b)(c)	1,908	99,598
Gentherm, Inc.(b)	4,293	307,336
G-III Apparel Group Ltd.(b)	5,954	128,785
Golden Entertainment, Inc.(b)(c)	2,424	107,407
Green Brick Partners, Inc.(b)	5,966	144,258
Group 1 Automotive, Inc.	2,156	416,841
Guess?, Inc.(c)	4,572	94,915
Haverty Furniture Cos., Inc., (Acquired 06/30/2021 - 10/07/2022; Cost $51,690)(d)	1,720	54,232
Hibbett, Inc.	1,448	96,524
Installed Building Products, Inc.	2,822	239,672
iRobot Corp.(b)(c)	3,335	173,720
Kontoor Brands, Inc.	5,853	254,313
La-Z-Boy, Inc.(c)	5,269	143,475
LCI Industries	3,076	304,093
	Shares	Value
Consumer Discretionary-(continued)
LGI Homes, Inc.(b)(c)	2,661	$264,344
Liquidity Services, Inc.(b)(c)	3,233	53,959
LL Flooring Holdings, Inc.(b)	3,662	24,938
M.D.C. Holdings, Inc.	7,179	232,815
M/I Homes, Inc.(b)	3,597	162,512
MarineMax, Inc.(b)	2,717	89,743
Meritage Homes Corp.(b)	4,610	398,350
Monarch Casino & Resort, Inc.(b)(c)	1,625	137,881
Monro, Inc.	4,014	182,517
Motorcar Parts of America, Inc.(b)	2,404	27,093
Movado Group, Inc.	1,965	63,253
National Vision Holdings, Inc.(b)	9,449	382,307
ODP Corp. (The)(b)	5,375	258,699
Oxford Industries, Inc.	2,233	252,016
Patrick Industries, Inc.	2,813	157,331
Perdoceo Education Corp.(b)	8,821	126,581
PetMed Express, Inc.(c)	2,512	49,738
Rent-A-Center, Inc.(c)	6,618	159,428
Ruth’s Hospitality Group, Inc.	3,814	66,783
Sally Beauty Holdings, Inc.(b)(c)	13,113	154,209
Shoe Carnival, Inc.	2,078	54,880
Signet Jewelers Ltd.(c)	6,824	443,560
Sonic Automotive, Inc., Class A	2,603	138,323
Sonos, Inc.(b)(c)	15,764	276,343
Standard Motor Products, Inc.	2,351	90,302
Steven Madden Ltd.	8,974	309,962
Strategic Education, Inc.	2,874	235,093
Stride, Inc.(b)(c)	5,205	184,309
Sturm Ruger & Co., Inc.	2,129	116,946
Tri Pointe Homes, Inc.(b)	13,048	240,605
Universal Electronics, Inc.(b)	1,707	37,332
Urban Outfitters, Inc.(b)(c)	7,170	207,500
Vista Outdoor, Inc.(b)	6,729	188,210
Winnebago Industries, Inc.(c)	3,998	234,243
Wolverine World Wide, Inc.	9,998	111,978
Zumiez, Inc.(b)(c)	1,861	43,268
		13,039,295
Consumer Staples-5.37%
Andersons, Inc. (The)	4,122	158,697
B&G Foods, Inc.(c)	8,896	118,139
Calavo Growers, Inc.	2,456	85,862
Cal-Maine Foods, Inc.(c)	4,464	260,162
Central Garden & Pet Co., Class A(b)	6,228	243,328
Chefs’ Warehouse, Inc. (The)(b)	3,997	155,283
Edgewell Personal Care Co.	6,503	280,995
elf Beauty, Inc.(b)	5,746	315,800
Fresh Del Monte Produce, Inc.	4,344	120,242
Hostess Brands, Inc.(b)	16,673	440,167
Inter Parfums, Inc.	2,191	208,780
J&J Snack Foods Corp.	1,903	312,130
John B. Sanfilippo & Son, Inc.	1,114	94,345
Medifast, Inc.	1,489	187,688
MGP Ingredients, Inc.	1,542	192,843
National Beverage Corp.(c)	3,136	161,598
PriceSmart, Inc.	2,944	209,142
Seneca Foods Corp., Class A(b)	763	49,046
Simply Good Foods Co. (The)(b)(c)	11,152	444,965
SpartanNash Co.	4,297	141,156
Tootsie Roll Industries, Inc.	2,219	99,744
TreeHouse Foods, Inc.(b)(c)	7,234	357,577
United Natural Foods, Inc.(b)	7,290	347,587
Universal Corp.	3,097	176,250
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
USANA Health Sciences, Inc.(b)	1,453	$79,973
Vector Group Ltd.	16,178	179,576
WD-40 Co.(c)	1,653	276,877
		5,697,952
Energy-5.20%
Archrock, Inc.	16,724	145,666
Bristow Group, Inc.(b)	2,976	77,376
Callon Petroleum Co.(b)	6,261	262,461
Civitas Resources, Inc.	9,837	662,620
CONSOL Energy, Inc.	3,968	307,322
Core Laboratories N.V.	5,494	119,110
DMC Global, Inc.(b)	2,725	50,113
Dorian LPG Ltd.	3,485	67,853
Dril-Quip, Inc.(b)	4,157	97,856
Green Plains, Inc.(b)(c)	6,782	234,386
Helix Energy Solutions Group, Inc.(b)	17,617	112,396
Helmerich & Payne, Inc.	13,085	668,382
Laredo Petroleum, Inc.(b)	1,994	127,277
Nabors Industries Ltd.(b)	1,190	188,413
Oceaneering International, Inc.(b)	12,128	184,224
Oil States International, Inc.(b)	7,691	51,914
Par Pacific Holdings, Inc.(b)	5,788	135,613
Patterson-UTI Energy, Inc.	27,542	494,379
ProPetro Holding Corp.(b)	11,244	123,459
Ranger Oil Corp., Class A(c)	2,815	122,649
REX American Resources Corp.(b)	2,027	59,817
RPC, Inc.	9,027	83,590
SM Energy Co.	15,379	662,989
Talos Energy, Inc.(b)	5,444	106,975
US Silica Holdings, Inc.(b)	10,272	134,460
World Fuel Services Corp.	8,223	233,944
		5,515,244
Financials-19.29%
Ambac Financial Group, Inc.(b)	5,498	89,397
American Equity Investment Life Holding Co.	9,809	397,363
Ameris Bancorp	8,236	435,520
AMERISAFE, Inc.	2,326	138,095
Apollo Commercial Real Estate Finance, Inc.	16,846	208,217
Assured Guaranty Ltd.	7,658	509,793
Axos Financial, Inc.(b)	7,029	281,933
Banc of California, Inc.	6,488	110,101
BancFirst Corp.	2,532	258,112
Bancorp, Inc. (The)(b)(c)	7,024	210,509
BankUnited, Inc.	10,278	377,408
Banner Corp.	4,348	307,056
Berkshire Hills Bancorp, Inc.	5,863	182,808
Blucora, Inc.(b)	5,675	142,159
Brookline Bancorp, Inc.	9,433	134,137
Capitol Federal Financial, Inc.	15,985	133,794
Central Pacific Financial Corp.	3,380	71,622
City Holding Co.(c)	1,838	187,329
Columbia Banking System, Inc.(c)	9,803	333,890
Community Bank System, Inc.	6,747	439,500
Customers Bancorp, Inc.(b)	3,944	127,273
CVB Financial Corp.	16,875	483,975
Dime Community Bancshares, Inc.	4,054	144,606
Donnelley Financial Solutions, Inc.(b)(c)	3,778	144,244
Eagle Bancorp, Inc.	4,026	189,866
Ellington Financial, Inc.	7,053	96,203
Employers Holdings, Inc.	3,477	161,576
Encore Capital Group, Inc.(b)(c)	3,072	154,829
	Shares	Value
Financials-(continued)
Enova International, Inc.(b)	4,028	$162,490
EZCORP, Inc., Class A(b)	6,707	67,204
FB Financial Corp.	4,503	192,773
First Bancorp	24,683	379,625
First Bancorp/Southern Pines NC	4,300	209,109
First Commonwealth Financial Corp.	11,744	172,872
First Financial Bancorp	11,756	310,711
First Hawaiian, Inc.	15,865	421,216
Franklin BSP Realty Trust, Inc.	10,757	157,052
Genworth Financial, Inc., Class A(b)	65,898	331,467
Granite Point Mortgage Trust, Inc.(c)	6,897	44,210
Green Dot Corp., Class A(b)	6,565	133,795
Hanmi Financial Corp.	3,789	102,492
HCI Group, Inc.	949	35,512
Heritage Financial Corp.	4,258	140,088
Hilltop Holdings, Inc.	6,290	187,442
HomeStreet, Inc.	2,328	63,554
Hope Bancorp, Inc.	15,209	207,147
Horace Mann Educators Corp.	5,108	197,118
Independent Bank Corp.	5,895	533,615
Independent Bank Group, Inc.	4,646	306,357
James River Group Holdings Ltd.	4,492	107,898
KKR Real Estate Finance Trust, Inc.	6,117	101,236
Lakeland Financial Corp.	3,072	242,565
LendingTree, Inc.(b)	1,221	29,243
Mr. Cooper Group, Inc.(b)	9,313	420,575
National Bank Holdings Corp., Class A	3,822	177,761
NBT Bancorp, Inc.	5,348	246,864
New York Mortgage Trust, Inc.	47,401	133,197
NMI Holdings, Inc., Class A(b)	10,869	234,010
Northfield Bancorp, Inc.	5,262	83,929
Northwest Bancshares, Inc.	15,914	243,325
OFG Bancorp	6,197	179,527
Pacific Premier Bancorp, Inc.	12,102	447,169
Palomar Holdings, Inc.(b)	2,598	162,999
Park National Corp.	1,774	268,459
Pathward Financial, Inc.	3,624	157,753
Piper Sandler Cos.	1,782	256,002
PRA Group, Inc.(b)(c)	4,974	171,006
Preferred Bank	1,697	128,276
ProAssurance Corp.	6,668	133,293
PROG Holdings, Inc.(b)	6,226	122,590
Provident Financial Services, Inc.	9,446	212,818
Ready Capital Corp.(c)	8,359	112,011
Redwood Trust, Inc.	16,057	126,850
Renasant Corp.	6,995	285,186
S&T Bancorp, Inc.	4,823	180,477
Safety Insurance Group, Inc.	1,740	159,628
Seacoast Banking Corp. of Florida(c)	7,636	262,526
ServisFirst Bancshares, Inc.	6,101	462,578
Simmons First National Corp., Class A	15,934	369,828
Southside Bancshares, Inc.	4,036	146,668
Stewart Information Services Corp.	3,247	143,712
StoneX Group, Inc.(b)	2,247	228,003
Tompkins Financial Corp.	1,368	114,283
Triumph Financial, Inc.(b)	3,021	180,535
TrustCo Bank Corp.	2,331	90,536
Trustmark Corp.	7,634	279,252
Two Harbors Investment Corp.(c)	10,617	174,119
United Community Banks, Inc.	13,543	527,771
United Fire Group, Inc.	2,594	79,247
Universal Insurance Holdings, Inc.	3,401	37,377

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
Veritex Holdings, Inc.	7,091	$231,592
Virtus Investment Partners, Inc.	876	169,891
Walker & Dunlop, Inc.	3,820	341,164
Westamerica Bancorporation	3,311	204,454
WisdomTree, Inc.	12,609	70,232
World Acceptance Corp.(b)(c)	440	31,200
WSFS Financial Corp.	8,068	391,379
		20,468,158
Health Care-9.37%
AdaptHealth Corp.(b)(c)	11,543	257,524
Addus HomeCare Corp.(b)	1,913	210,966
Allscripts Healthcare Solutions, Inc.(b)	14,683	278,096
AMN Healthcare Services, Inc.(b)	5,435	672,310
Amphastar Pharmaceuticals, Inc.(b)(c)	4,801	141,581
AngioDynamics, Inc.(b)	4,752	61,538
ANI Pharmaceuticals, Inc.(b)	1,576	66,113
Anika Therapeutics, Inc.(b)	1,718	54,186
Apollo Medical Holdings, Inc.(b)(c)	4,865	138,458
Arcus Biosciences, Inc.(b)(c)	5,618	197,585
Artivion, Inc.(b)(c)	4,981	63,707
Avanos Medical, Inc.(b)	5,838	157,042
Avid Bioservices, Inc.(b)(c)	8,052	126,094
Cara Therapeutics, Inc.(b)(c)	4,847	57,195
Community Health Systems, Inc.(b)	14,340	49,186
Computer Programs & Systems, Inc.(b)	1,821	53,902
Corcept Therapeutics, Inc.(b)	11,513	291,049
CorVel Corp.(b)	1,139	174,233
Cross Country Healthcare, Inc.(b)(c)	4,316	154,426
Dynavax Technologies Corp.(b)(c)	14,742	182,948
Eagle Pharmaceuticals, Inc.(b)(c)	1,411	51,248
Embecta Corp.(c)	7,079	233,041
Emergent BioSolutions, Inc.(b)	5,748	70,700
Enanta Pharmaceuticals, Inc.(b)	2,136	93,535
Enhabit, Inc.(b)	6,189	88,565
Ensign Group, Inc. (The)	6,342	602,490
Fulgent Genetics, Inc.(b)(c)	2,429	88,100
Glaukos Corp.(b)(c)	4,949	230,475
Harmony Biosciences Holdings, Inc.(b)(c)	2,674	159,825
HealthStream, Inc.(b)	2,938	74,625
Innoviva, Inc.(b)	7,650	100,445
Inogen, Inc.(b)	2,512	56,068
Integer Holdings Corp.(b)	4,119	306,124
Ironwood Pharmaceuticals, Inc.(b)(c)	18,934	229,291
iTeos Therapeutics, Inc.(b)(c)	2,619	52,773
LeMaitre Vascular, Inc.	2,304	107,942
Ligand Pharmaceuticals, Inc.(b)(c)	2,041	148,789
Meridian Bioscience, Inc.(b)(c)	5,463	174,816
Merit Medical Systems, Inc.(b)	6,201	446,472
Myriad Genetics, Inc.(b)	10,069	203,998
NextGen Healthcare, Inc.(b)	7,103	147,742
OmniAb, Inc.(b)	1	3
OmniAb, Inc.(b)(e)	762	0
OmniAb, Inc.(b)(e)	762	0
OptimizeRx Corp.(b)(c)	2,263	47,727
Organogenesis Holdings, Inc.(b)(c)	7,833	21,462
Orthofix Medical, Inc.(b)	2,326	41,845
Owens & Minor, Inc.	9,997	206,038
Pacira BioSciences, Inc.(b)	5,395	260,309
Pediatrix Medical Group, Inc.(b)(c)	10,490	167,630
Phibro Animal Health Corp., Class A	2,419	29,778
Prestige Consumer Healthcare, Inc.(b)	6,060	372,448
REGENXBIO, Inc.(b)(c)	4,906	117,253
	Shares	Value
Health Care-(continued)
Select Medical Holdings Corp.	12,592	$309,511
Simulations Plus, Inc.(c)	1,941	78,785
Supernus Pharmaceuticals, Inc.(b)(c)	6,552	240,589
uniQure N.V. (Netherlands)(b)	4,192	110,920
US Physical Therapy, Inc.	1,658	143,268
Vanda Pharmaceuticals, Inc.(b)	7,058	77,003
Varex Imaging Corp.(b)(c)	4,761	101,124
Vir Biotechnology, Inc.(b)	9,819	277,092
Xencor, Inc.(b)(c)	7,636	226,942
Zimvie, Inc.(b)(c)	2,569	22,967
Zynex, Inc.(c)	2,601	35,686
		9,943,583
Industrials-18.11%
3D Systems Corp.(b)(c)	16,902	171,386
AAON, Inc.	5,125	406,207
AAR Corp.(b)	4,105	191,129
ABM Industries, Inc.	8,324	392,726
Aerojet Rocketdyne Holdings, Inc.(b)	9,211	478,972
AeroVironment, Inc.(b)	2,843	261,528
Alamo Group, Inc.	1,208	181,804
Albany International Corp., Class A	3,976	403,047
Allegiant Travel Co.(b)(c)	1,859	153,572
American Woodmark Corp.(b)	2,055	111,381
Apogee Enterprises, Inc.	2,728	131,626
Applied Industrial Technologies, Inc.	4,705	623,365
ArcBest Corp.	3,148	260,560
Arcosa, Inc.	5,847	357,252
Astec Industries, Inc.	2,778	122,899
Atlas Air Worldwide Holdings, Inc.(b)	3,216	324,076
AZZ, Inc.	3,073	127,929
Barnes Group, Inc.	5,602	238,589
Boise Cascade Co.	4,889	361,982
Brady Corp., Class A	6,247	299,231
Comfort Systems USA, Inc.	4,396	557,237
CoreCivic, Inc.(b)	14,856	197,288
Deluxe Corp.	5,447	105,345
DXP Enterprises, Inc.(b)	2,109	54,475
Encore Wire Corp.(c)	2,507	366,298
Enerpac Tool Group Corp.	7,574	189,653
EnPro Industries, Inc.	2,553	303,296
ESCO Technologies, Inc.	3,165	297,542
Exponent, Inc.	6,287	650,139
Federal Signal Corp.	7,500	364,425
Forrester Research, Inc.(b)	1,360	47,845
Forward Air Corp.	3,278	368,349
Franklin Electric Co., Inc.	4,730	394,009
GEO Group, Inc. (The)(b)(c)	14,699	173,742
Gibraltar Industries, Inc.(b)	4,121	208,564
GMS, Inc.(b)	5,603	275,107
Granite Construction, Inc.(c)	5,726	206,250
Greenbrier Cos., Inc. (The)	4,005	153,752
Griffon Corp.	5,767	203,633
Harsco Corp.(b)	9,649	72,175
Healthcare Services Group, Inc.	9,178	128,033
Heartland Express, Inc.	5,884	98,498
Heidrick & Struggles International, Inc.	2,461	73,092
Hillenbrand, Inc.	9,592	479,600
HNI Corp.	5,259	152,511
Hub Group, Inc., Class A(b)	4,235	356,375
Insteel Industries, Inc.	2,424	71,484
Interface, Inc.	7,675	83,120
John Bean Technologies Corp.	4,032	370,379

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Kaman Corp.	3,373	$68,708
KAR Auction Services, Inc.(b)(c)	15,964	219,345
Kelly Services, Inc., Class A	4,340	73,737
Korn Ferry	7,570	431,717
Lindsay Corp.	1,338	236,144
Marten Transport Ltd.	7,563	161,168
Matson, Inc.	5,026	320,458
Matthews International Corp., Class A	3,815	120,783
Moog, Inc., Class A	3,485	303,300
Mueller Industries, Inc.	7,081	486,960
MYR Group, Inc.(b)	2,139	204,339
National Presto Industries, Inc.	628	43,407
NOW, Inc.(b)	14,057	175,431
NV5 Global, Inc.(b)	1,475	213,152
Park Aerospace Corp.	2,405	31,818
PGT Innovations, Inc.(b)	7,405	146,545
Pitney Bowes, Inc.	20,256	77,378
Powell Industries, Inc.	1,165	30,663
Proto Labs, Inc.(b)(c)	3,311	87,808
Quanex Building Products Corp.	4,222	100,357
Resideo Technologies, Inc.(b)	17,524	283,889
Resources Connection, Inc.	3,771	72,780
SkyWest, Inc.(b)	6,234	115,017
SPX Technologies, Inc.(b)	5,563	372,165
Standex International Corp.	1,541	161,882
Sun Country Airlines Holdings, Inc.(b)(c)	3,617	73,063
Tennant Co.	2,269	144,150
Titan International, Inc.(b)	6,687	95,825
Trinity Industries, Inc.(c)	8,676	265,746
TrueBlue, Inc.(b)	4,138	89,298
UFP Industries, Inc.	8,107	663,639
UniFirst Corp.	1,883	364,850
Veritiv Corp.	1,654	222,529
Wabash National Corp.	6,275	157,314
		19,216,842
Information Technology-13.25%
A10 Networks, Inc.	7,629	142,739
Adeia, Inc.	13,321	147,197
ADTRAN Holdings, Inc.	10,724	217,376
Advanced Energy Industries, Inc.	4,808	445,413
Agilysys, Inc.(b)	2,544	168,922
Alarm.com Holdings, Inc.(b)	5,407	269,809
Alpha & Omega Semiconductor Ltd.(b)(c)	2,962	103,907
Arlo Technologies, Inc.(b)	10,941	41,795
Axcelis Technologies, Inc.(b)	4,336	346,273
Badger Meter, Inc.	3,524	408,150
Benchmark Electronics, Inc.	4,480	129,338
Cerence, Inc.(b)(c)	5,081	104,211
CEVA, Inc.(b)	2,938	79,825
Clearfield, Inc.(b)(c)	1,649	217,041
Cohu, Inc.(b)	5,985	214,383
Comtech Telecommunications Corp.	3,081	35,955
CSG Systems International, Inc.	3,956	244,639
CTS Corp.	4,003	170,128
Digi International, Inc.(b)	4,345	184,532
Diodes, Inc.(b)	5,754	530,691
Ebix, Inc.	3,223	61,205
ePlus, Inc.(b)	3,403	168,993
EVERTEC, Inc.	7,838	264,689
Extreme Networks, Inc.(b)	16,456	345,082
Fabrinet (Thailand)(b)(c)	4,672	623,292
FormFactor, Inc.(b)	10,091	232,799
	Shares	Value
Information Technology-(continued)
Harmonic, Inc.(b)	13,126	$201,353
Ichor Holdings Ltd.(b)	3,841	114,385
Insight Enterprises, Inc.(b)	4,592	477,155
InterDigital, Inc.	4,087	205,045
Itron, Inc.(b)	5,304	282,067
Knowles Corp.(b)(c)	12,359	192,800
Kulicke & Soffa Industries, Inc. (Singapore)(c)	7,181	344,329
LiveRamp Holdings, Inc.(b)	8,599	188,834
MaxLinear, Inc.(b)	8,609	315,089
Methode Electronics, Inc.	4,624	211,224
NETGEAR, Inc.(b)	3,645	71,916
NetScout Systems, Inc.(b)	9,522	354,980
OneSpan, Inc.(b)	4,788	60,185
Onto Innovation, Inc.(b)	6,397	511,440
OSI Systems, Inc.(b)	2,039	180,411
PC Connection, Inc.(b)	1,387	77,048
PDF Solutions, Inc.(b)	3,676	115,316
Perficient, Inc.(b)	4,425	314,396
Photronics, Inc.(b)	8,166	153,521
Plexus Corp.(b)	3,488	384,447
Progress Software Corp.	5,501	293,313
Rambus, Inc.(b)(c)	14,127	542,194
Rogers Corp.(b)	2,300	250,792
Sanmina Corp.(b)	7,578	500,830
ScanSource, Inc.(b)	3,160	94,358
SMART Global Holdings, Inc.(b)(c)	5,998	101,426
SPS Commerce, Inc.(b)	4,501	640,312
TTEC Holdings, Inc.	2,275	109,086
TTM Technologies, Inc.(b)	12,851	206,516
Ultra Clean Holdings, Inc.(b)	5,793	206,405
Veeco Instruments, Inc.(b)(c)	6,706	133,315
Viavi Solutions, Inc.(b)	28,559	323,574
		14,056,446
Materials-5.81%
AdvanSix, Inc.	3,556	146,365
American Vanguard Corp.	3,416	78,568
Arconic Corp.(b)	12,876	306,835
ATI, Inc.(b)	15,111	461,037
Balchem Corp.	3,865	544,192
Carpenter Technology Corp.	6,007	246,647
Century Aluminum Co.(b)	6,522	58,763
Clearwater Paper Corp.(b)	2,039	79,582
FutureFuel Corp.	3,321	29,358
H.B. Fuller Co.	6,425	515,992
Hawkins, Inc.	2,277	94,723
Haynes International, Inc.	1,536	76,739
Innospec, Inc.	3,195	354,293
Kaiser Aluminum Corp.(c)	1,916	173,206
Koppers Holdings, Inc.	2,620	78,050
Livent Corp.(b)(c)	19,212	537,744
Materion Corp.	2,636	212,356
Mativ Holdings, Inc., Class A	6,545	135,940
Mercer International, Inc. (Germany)	4,939	68,158
Myers Industries, Inc.	4,558	106,384
O-I Glass, Inc.(b)	18,421	302,289
Olympic Steel, Inc.	1,160	40,704
Quaker Chemical Corp.(c)	1,662	327,065
Rayonier Advanced Materials, Inc.(b)	8,060	62,384
Stepan Co.	2,652	295,884
SunCoke Energy, Inc.	10,040	84,938
Sylvamo Corp.	4,760	257,468
TimkenSteel Corp.(b)(c)	5,198	97,203

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Materials-(continued)
Tredegar Corp.	3,125	$32,312
Trinseo PLC	4,518	111,369
Warrior Met Coal, Inc.	6,574	242,055
		6,158,603
Real Estate-7.20%
Acadia Realty Trust	11,448	176,070
Agree Realty Corp.	9,108	637,104
Alexander & Baldwin, Inc.	9,043	178,599
American Assets Trust, Inc.	6,441	188,657
Anywhere Real Estate, Inc.(b)(c)	14,888	112,404
Armada Hoffler Properties, Inc.	8,493	103,190
Brandywine Realty Trust	20,622	142,498
CareTrust REIT, Inc.	12,065	238,887
Centerspace	1,838	118,551
Chatham Lodging Trust(b)	5,802	77,573
Community Healthcare Trust, Inc.	2,915	102,783
DiamondRock Hospitality Co.	25,358	238,619
Diversified Healthcare Trust	31,135	30,824
Douglas Elliman, Inc.	8,272	34,081
Easterly Government Properties, Inc.	11,025	174,636
Elme Communities	10,371	204,931
Essential Properties Realty Trust, Inc.	17,152	398,098
Four Corners Property Trust, Inc.	9,885	268,279
Franklin Street Properties Corp.	10,343	30,201
Getty Realty Corp.(c)	4,984	164,572
Global Net Lease, Inc.(c)	12,980	175,619
Hersha Hospitality Trust, Class A	3,793	36,526
Innovative Industrial Properties, Inc.(c)	3,505	424,841
iStar, Inc.	10,247	82,283
LTC Properties, Inc.	4,882	191,814
LXP Industrial Trust(c)	33,928	365,065
Marcus & Millichap, Inc.(c)	2,999	111,683
NexPoint Residential Trust, Inc.	2,818	135,518
Office Properties Income Trust	5,847	89,401
Orion Office REIT, Inc.	6,637	61,658
RE/MAX Holdings, Inc., Class A	2,445	50,856
Retail Opportunity Investments Corp.	14,879	226,905
RPT Realty(c)	10,313	115,506
Safehold, Inc.	4	130
Saul Centers, Inc.	1,605	69,175
SITE Centers Corp.	22,005	299,048
St. Joe Co. (The)(c)	4,065	156,218
Summit Hotel Properties, Inc.	13,167	112,578
Sunstone Hotel Investors, Inc.(c)	25,897	284,608
Tanger Factory Outlet Centers, Inc.(c)	12,868	250,283
Universal Health Realty Income Trust	1,619	84,981
	Shares	Value
Real Estate-(continued)
Urban Edge Properties	13,208	$207,762
Urstadt Biddle Properties, Inc., Class A	3,739	71,527
Veris Residential, Inc.(b)	9,511	152,747
Whitestone REIT	5,582	54,313
Xenia Hotels & Resorts, Inc.	13,568	209,218
		7,640,820
Utilities-2.37%
American States Water Co.	4,490	439,975
Avista Corp.	8,831	364,544
California Water Service Group	6,566	426,330
Chesapeake Utilities Corp.	2,134	255,504
Middlesex Water Co.	2,155	201,385
Northwest Natural Holding Co.	4,050	202,945
South Jersey Industries, Inc.	14,784	513,005
Unitil Corp.	1,949	106,844
		2,510,532
Total Common Stocks & Other Equity Interests (Cost $100,828,881)		105,955,350
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(f)(g) (Cost $22,472)	22,472	22,472
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $100,851,353)		105,977,822
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.29%
Invesco Private Government Fund, 3.83%(f)(g)(h)	4,544,556	4,544,556
Invesco Private Prime Fund, 4.15%(f)(g)(h)	11,680,550	11,682,886
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,225,444)		16,227,442
TOTAL INVESTMENTS IN SECURITIES-115.18% (Cost $117,076,797)		122,205,264
OTHER ASSETS LESS LIABILITIES-(15.18)%		(16,109,824)
NET ASSETS-100.00%		$106,095,440

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Restricted security. The value of this security at November 30, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$196,134	$1,226,811	$(1,400,473)	$-	$-	$22,472	$534
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,047,410	5,321,012	(5,823,866)	-	-	4,544,556	38,404*
Invesco Private Prime Fund	12,979,055	13,552,168	(14,849,727)	736	654	11,682,886	103,554*
Total	$18,222,599	$20,099,991	$(22,074,066)	$736	$654	$16,249,914	$142,492

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.76%
Communication Services-4.77%
ATN International, Inc.	2,740	$132,644
Cogent Communications Holdings, Inc.	7,347	426,493
Scholastic Corp.	3,284	135,038
Telephone & Data Systems, Inc.	25,024	263,753
		957,928
Consumer Discretionary-4.77%
Ethan Allen Interiors, Inc.	20,562	584,989
Sturm Ruger & Co., Inc.	6,807	373,908
		958,897
Consumer Staples-7.80%
B&G Foods, Inc.(b)	26,933	357,670
Fresh Del Monte Produce, Inc.	5,709	158,025
Inter Parfums, Inc.	2,083	198,489
J&J Snack Foods Corp.	1,098	180,094
SpartanNash Co.	7,251	238,196
Universal Corp.	7,647	435,191
		1,567,665
Energy-3.18%
Archrock, Inc.	73,400	639,314
Financials-24.61%
Apollo Commercial Real Estate Finance, Inc.	53,719	663,967
ARMOUR Residential REIT, Inc.	90,432	531,740
Ellington Financial, Inc.	35,875	489,335
Granite Point Mortgage Trust, Inc.(b)	48,139	308,571
New York Mortgage Trust, Inc.	221,988	623,786
PennyMac Mortgage Investment Trust(b)	42,919	655,373
Ready Capital Corp.(b)	49,067	657,498
Redwood Trust, Inc.	64,735	511,406
Two Harbors Investment Corp.(b)	30,744	504,202
		4,945,878
Health Care-2.75%
CONMED Corp.(b)	1,051	87,075
LeMaitre Vascular, Inc.	2,229	104,429
Phibro Animal Health Corp., Class A	10,387	127,864
Select Medical Holdings Corp.	6,123	150,503
US Physical Therapy, Inc.	951	82,176
		552,047
Industrials-12.45%
Deluxe Corp.	19,762	382,197
Greenbrier Cos., Inc. (The)(b)	7,809	299,787
Healthcare Services Group, Inc.	28,502	397,603
HNI Corp.	8,222	238,438
Matthews International Corp., Class A	9,169	290,291
Park Aerospace Corp.	21,877	289,433
Resources Connection, Inc.	11,389	219,808
Trinity Industries, Inc.(b)	12,535	383,947
		2,501,504
Information Technology-4.77%
Benchmark Electronics, Inc.	10,168	293,550
CSG Systems International, Inc.	2,230	137,903
InterDigital, Inc.	3,006	150,811
Methode Electronics, Inc.	3,236	147,821
Progress Software Corp.	2,760	147,163
TTEC Holdings, Inc.	1,682	80,652
		957,900
	Shares	Value
Materials-4.77%
Mativ Holdings, Inc., Class A(b)	26,917	$559,066
Tredegar Corp.	38,727	400,437
		959,503
Real Estate-22.91%
Brandywine Realty Trust	61,533	425,193
CareTrust REIT, Inc.	21,527	426,235
Franklin Street Properties Corp.	174,320	509,015
Getty Realty Corp.(b)	16,359	540,174
Global Net Lease, Inc.(b)	43,004	581,844
Industrial Logistics Properties Trust(b)	66,014	268,677
Innovative Industrial Properties, Inc.(b)	4,563	553,081
LTC Properties, Inc.	11,063	434,665
Office Properties Income Trust(b)	32,728	500,411
Uniti Group, Inc.(b)	47,716	363,596
		4,602,891
Utilities-6.98%
American States Water Co.	1,781	174,520
Avista Corp.	7,969	328,960
California Water Service Group	2,458	159,598
Chesapeake Utilities Corp.	978	117,096
Middlesex Water Co.	1,191	111,299
Northwest Natural Holding Co.	5,706	285,928
Unitil Corp.	4,103	224,926
		1,402,327
Total Common Stocks & Other Equity Interests (Cost $23,672,233)		20,045,854
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(c)(d) (Cost $1,592)	1,592	1,592
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.77% (Cost $23,673,825)		20,047,446
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.97%
Invesco Private Government Fund, 3.83%(c)(d)(e)	1,335,223	1,335,223
Invesco Private Prime Fund, 4.15%(c)(d)(e)	3,480,362	3,481,058
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,815,809)		4,816,281
TOTAL INVESTMENTS IN SECURITIES-123.74% (Cost $28,489,634)		24,863,727
OTHER ASSETS LESS LIABILITIES-(23.74)%		(4,769,435)
NET ASSETS-100.00%		$20,094,292
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$231,753	$(230,161)	$-	$-	$1,592	$70
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	993,717	3,278,556	(2,937,050)	-	-	1,335,223	8,594*
Invesco Private Prime Fund	2,555,685	7,830,055	(6,905,156)	395	79	3,481,058	23,317*
Total	$3,549,402	$11,340,364	$(10,072,367)	$395	$79	$4,817,873	$31,981

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Low Volatility ETF (XSLV)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Consumer Discretionary-1.47%
Perdoceo Education Corp.(b)	373,159	$5,354,832
Sturm Ruger & Co., Inc.	101,954	5,600,333
		10,955,165
Consumer Staples-6.54%
Central Garden & Pet Co., Class A(b)	138,963	5,429,284
Hostess Brands, Inc.(b)(c)	221,580	5,849,712
J&J Snack Foods Corp.	41,747	6,847,343
John B. Sanfilippo & Son, Inc.	76,373	6,468,029
PriceSmart, Inc.	76,692	5,448,200
Tootsie Roll Industries, Inc.(c)	138,047	6,205,213
Universal Corp.	114,536	6,518,244
USANA Health Sciences, Inc.(b)	109,546	6,029,412
		48,795,437
Financials-43.03%
AMERISAFE, Inc.	92,533	5,493,684
BancFirst Corp.(c)	56,059	5,714,654
Banner Corp.	81,334	5,743,807
Berkshire Hills Bancorp, Inc.(c)	197,172	6,147,823
Brookline Bancorp, Inc.	495,315	7,043,379
Capitol Federal Financial, Inc.	772,146	6,462,862
Central Pacific Financial Corp.	281,512	5,965,239
City Holding Co.(c)	78,155	7,965,558
Community Bank System, Inc.	112,371	7,319,847
CVB Financial Corp.(c)	252,239	7,234,215
Dime Community Bancshares, Inc.	164,073	5,852,484
Eagle Bancorp, Inc.	128,204	6,046,101
Employers Holdings, Inc.	137,866	6,406,633
FB Financial Corp.	132,168	5,658,112
First Bancorp/Southern Pines NC	120,640	5,866,723
First Commonwealth Financial Corp.(c)	443,149	6,523,153
First Financial Bancorp	224,341	5,929,333
First Hawaiian, Inc.	218,015	5,788,298
Heritage Financial Corp.	185,885	6,115,617
Hope Bancorp, Inc.	410,394	5,589,566
Horace Mann Educators Corp.	155,616	6,005,221
Independent Bank Corp.	72,031	6,520,246
Independent Bank Group, Inc.	93,552	6,168,819
KKR Real Estate Finance Trust, Inc.(c)	354,621	5,868,978
Lakeland Financial Corp.(c)	82,970	6,551,311
Mercury General Corp.	155,508	5,641,830
National Bank Holdings Corp., Class A	118,512	5,511,993
NBT Bancorp, Inc.	148,326	6,846,728
Northfield Bancorp, Inc.	450,227	7,181,121
Northwest Bancshares, Inc.	488,817	7,474,012
OFG Bancorp	187,106	5,420,461
Park National Corp.(c)	43,138	6,528,074
PRA Group, Inc.(b)	221,811	7,625,862
Preferred Bank	80,530	6,087,263
ProAssurance Corp.	266,160	5,320,538
Provident Financial Services, Inc.	282,754	6,370,448
Renasant Corp.	140,622	5,733,159
S&T Bancorp, Inc.	172,731	6,463,594
Safety Insurance Group, Inc.	89,742	8,232,931
Seacoast Banking Corp. of Florida	172,956	5,946,227
ServisFirst Bancshares, Inc.(c)	72,772	5,517,573
Simmons First National Corp., Class A	247,009	5,733,079
Southside Bancshares, Inc.(c)	181,292	6,588,151
Stellar Bancorp, Inc.(c)	170,074	5,750,202
Tompkins Financial Corp.	80,045	6,686,959
TrustCo Bank Corp.	203,022	7,885,375
	Shares	Value
Financials-(continued)
Trustmark Corp.	179,410	$6,562,818
United Community Banks, Inc.	146,189	5,696,985
Westamerica Bancorporation	115,554	7,135,460
WisdomTree, Inc.	998,565	5,562,007
WSFS Financial Corp.	110,745	5,372,240
		320,856,753
Health Care-2.35%
Computer Programs & Systems, Inc.(b)	184,355	5,456,908
Ironwood Pharmaceuticals, Inc.(b)(c)	463,449	5,612,368
Prestige Consumer Healthcare, Inc.(b)(c)	105,031	6,455,205
		17,524,481
Industrials-12.17%
Alamo Group, Inc.	38,938	5,860,169
Albany International Corp., Class A	54,260	5,500,336
Brady Corp., Class A	130,969	6,273,415
ESCO Technologies, Inc.	59,171	5,562,666
Exponent, Inc.	55,282	5,716,712
Federal Signal Corp.	118,029	5,735,029
Forrester Research, Inc.(b)	156,124	5,492,442
Heartland Express, Inc.	455,381	7,623,078
Matthews International Corp., Class A	198,864	6,296,034
Moog, Inc., Class A	62,857	5,470,445
National Presto Industries, Inc.	95,123	6,574,902
Park Aerospace Corp.(c)	475,483	6,290,640
Standex International Corp.	58,955	6,193,223
Tennant Co.	87,818	5,579,077
UniFirst Corp.	34,088	6,604,891
		90,773,059
Information Technology-7.96%
Benchmark Electronics, Inc.	183,546	5,298,973
CSG Systems International, Inc.	102,859	6,360,800
EVERTEC, Inc.	161,496	5,453,720
Insight Enterprises, Inc.(b)(c)	67,727	7,037,513
Knowles Corp.(b)(c)	387,327	6,042,301
Methode Electronics, Inc.	119,079	5,439,529
OSI Systems, Inc.(b)	74,167	6,562,296
Plexus Corp.(b)	50,522	5,568,535
Progress Software Corp.	106,079	5,656,132
Viavi Solutions, Inc.(b)	523,387	5,929,975
		59,349,774
Materials-4.05%
Balchem Corp.	45,798	6,448,358
H.B. Fuller Co.(c)	73,110	5,871,464
Innospec, Inc.	55,461	6,150,070
Stepan Co.	56,414	6,294,110
Tredegar Corp.	526,263	5,441,560
		30,205,562
Real Estate-16.21%
Agree Realty Corp.	103,751	7,257,382
Alexander & Baldwin, Inc.	295,072	5,827,672
American Assets Trust, Inc.	213,033	6,239,737
Armada Hoffler Properties, Inc.(c)	496,411	6,031,394
CareTrust REIT, Inc.	274,080	5,426,784
Centerspace(c)	90,325	5,825,963
Community Healthcare Trust, Inc.	184,608	6,509,278
Easterly Government Properties, Inc.	480,954	7,618,311
Elme Communities(c)	363,431	7,181,397
Essential Properties Realty Trust, Inc.	270,272	6,273,013
Four Corners Property Trust, Inc.(c)	253,860	6,889,760
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
Getty Realty Corp.(c)	210,659	$6,955,960
Global Net Lease, Inc.(c)	417,372	5,647,043
LTC Properties, Inc.	163,555	6,426,076
LXP Industrial Trust(c)	542,434	5,836,590
Retail Opportunity Investments Corp.	412,245	6,286,736
Saul Centers, Inc.	136,952	5,902,631
Universal Health Realty Income Trust	127,261	6,679,930
Urstadt Biddle Properties, Inc., Class A(c)	317,993	6,083,206
		120,898,863
Utilities-6.15%
American States Water Co.(c)	65,837	6,451,368
Avista Corp.	190,349	7,857,607
California Water Service Group	98,673	6,406,838
Chesapeake Utilities Corp.	59,313	7,101,545
Middlesex Water Co.	59,552	5,565,134
Northwest Natural Holding Co.	136,975	6,863,817
Unitil Corp.	101,938	5,588,241
		45,834,550
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $733,837,931)		745,193,644
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.95%
Invesco Private Government Fund, 3.83%(d)(e)(f)	16,596,623	$16,596,623
Invesco Private Prime Fund, 4.15%(d)(e)(f)	42,655,951	42,664,480
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $59,252,627)		59,261,103
TOTAL INVESTMENTS IN SECURITIES-107.88% (Cost $793,090,558)		804,454,747
OTHER ASSETS LESS LIABILITIES-(7.88)%		(58,757,457)
NET ASSETS-100.00%		$745,697,290

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$10,786,278	$(10,786,278)	$-	$-	$-	$3,268
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,145,358	41,864,199	(51,412,934)	-	-	16,596,623	199,813*
Invesco Private Prime Fund	67,155,529	98,024,529	(122,519,244)	3,455	211	42,664,480	540,779*
Total	$93,300,887	$150,675,006	$(184,718,456)	$3,455	$211	$59,261,103	$743,860

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Quality ETF (XSHQ)
November 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.75%
Communication Services-0.78%
Shenandoah Telecommunications Co.	11,442	$222,776
Consumer Discretionary-15.91%
Abercrombie & Fitch Co., Class A(b)	7,009	168,076
Academy Sports & Outdoors, Inc.(c)	10,451	527,567
Boot Barn Holdings, Inc.(b)	3,048	205,283
Buckle, Inc. (The)(c)	5,117	224,892
Cavco Industries, Inc.(b)	1,154	264,993
Children’s Place, Inc. (The)(b)(c)	2,023	71,817
Ethan Allen Interiors, Inc.	3,124	88,878
Genesco, Inc.(b)(c)	1,595	83,259
Gentherm, Inc.(b)	3,665	262,377
Haverty Furniture Cos., Inc., (Acquired 11/03/2021 - 11/17/2022; Cost $58,449)(d)	1,839	57,984
Hibbett, Inc.	1,790	119,321
La-Z-Boy, Inc.(c)	5,482	149,275
Liquidity Services, Inc.(b)(c)	4,190	69,931
MarineMax, Inc.(b)	2,655	87,695
Monarch Casino & Resort, Inc.(b)	1,615	137,033
Movado Group, Inc.	2,212	71,204
Oxford Industries, Inc.	1,856	209,468
Perdoceo Education Corp.(b)	10,375	148,881
PetMed Express, Inc.(c)	2,860	56,628
Shoe Carnival, Inc.	1,986	52,450
Signet Jewelers Ltd.(c)	7,212	468,780
Steven Madden Ltd.	10,116	349,407
Sturm Ruger & Co., Inc.	2,356	129,415
Vista Outdoor, Inc.(b)(c)	8,358	233,773
Winnebago Industries, Inc.(c)	4,102	240,336
Zumiez, Inc.(b)(c)	3,029	70,424
		4,549,147
Consumer Staples-2.42%
John B. Sanfilippo & Son, Inc.	1,278	108,234
National Beverage Corp.(c)	3,986	205,398
USANA Health Sciences, Inc.(b)	1,447	79,643
WD-40 Co.(c)	1,786	299,155
		692,430
Energy-0.19%
REX American Resources Corp.(b)	1,850	54,593
Financials-40.17%
Ameris Bancorp	12,058	637,627
AMERISAFE, Inc.	2,629	156,084
Bancorp, Inc. (The)(b)(c)	10,015	300,150
Banner Corp.	6,207	438,338
Berkshire Hills Bancorp, Inc.	8,781	273,792
Brookline Bancorp, Inc.	10,583	150,490
Central Pacific Financial Corp.	4,407	93,384
City Holding Co.(c)	2,077	211,688
Columbia Banking System, Inc.(c)	8,560	291,554
Community Bank System, Inc.	7,698	501,448
Customers Bancorp, Inc.(b)(c)	5,742	185,294
Dime Community Bancshares, Inc.	5,318	189,693
Donnelley Financial Solutions, Inc.(b)(c)	3,878	148,062
Eagle Bancorp, Inc.	4,017	189,442
FB Financial Corp.	6,378	273,042
First Bancorp	32,766	503,941
First Commonwealth Financial Corp.	10,916	160,684
First Financial Bancorp	10,907	288,272
First Hawaiian, Inc.	18,018	478,378
Green Dot Corp., Class A(b)	8,725	177,815
	Shares	Value
Financials-(continued)
Hanmi Financial Corp.	3,840	$103,872
HomeStreet, Inc.	2,742	74,857
Independent Bank Group, Inc.	6,600	435,204
Lakeland Financial Corp.(c)	4,979	393,142
Mr. Cooper Group, Inc.(b)	9,970	450,245
National Bank Holdings Corp., Class A	5,412	251,712
NBT Bancorp, Inc.	7,715	356,124
Northwest Bancshares, Inc.	19,519	298,445
OFG Bancorp	6,328	183,322
Piper Sandler Cos.	2,451	352,111
Provident Financial Services, Inc.	10,687	240,778
Renasant Corp.	9,525	388,334
S&T Bancorp, Inc.	7,215	269,985
Seacoast Banking Corp. of Florida(c)	7,280	250,286
Southside Bancshares, Inc.	4,878	177,267
Trustmark Corp.	10,472	383,066
United Community Banks, Inc.	18,995	740,235
Virtus Investment Partners, Inc.	907	175,904
Westamerica Bancorporation	4,995	308,441
		11,482,508
Health Care-7.98%
AMN Healthcare Services, Inc.(b)	5,998	741,953
Amphastar Pharmaceuticals, Inc.(b)(c)	4,283	126,306
Apollo Medical Holdings, Inc.(b)(c)	4,741	134,929
Corcept Therapeutics, Inc.(b)	15,580	393,862
CorVel Corp.(b)	1,693	258,978
Dynavax Technologies Corp.(b)(c)	20,984	260,412
Eagle Pharmaceuticals, Inc.(b)	1,476	53,608
Innoviva, Inc.(b)(c)	8,255	108,388
Myriad Genetics, Inc.(b)	9,927	201,121
		2,279,557
Industrials-17.14%
3D Systems Corp.(b)(c)	14,355	145,560
Applied Industrial Technologies, Inc.	4,483	593,953
Boise Cascade Co.	5,945	440,168
Encore Wire Corp.(c)	2,468	360,599
Exponent, Inc.	8,542	883,328
Forrester Research, Inc.(b)	1,402	49,322
Heartland Express, Inc.	5,697	95,368
Insteel Industries, Inc.	2,608	76,910
Korn Ferry	6,799	387,747
Marten Transport Ltd.	6,855	146,080
Matson, Inc.	6,766	431,400
Mueller Industries, Inc.	7,977	548,578
MYR Group, Inc.(b)	2,003	191,347
National Presto Industries, Inc.	585	40,435
Resources Connection, Inc.	3,709	71,584
SPX Technologies, Inc.(b)	6,511	435,586
		4,897,965
Information Technology-10.32%
Alpha & Omega Semiconductor Ltd.(b)(c)	3,870	135,760
Axcelis Technologies, Inc.(b)	4,489	358,491
Badger Meter, Inc.	3,296	381,743
Cohu, Inc.(b)	6,106	218,717
Diodes, Inc.(b)	5,554	512,245
EVERTEC, Inc.	7,644	258,138
Extreme Networks, Inc.(b)	17,138	359,384
InterDigital, Inc.	4,050	203,188
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Kulicke & Soffa Industries, Inc. (Singapore)(c)	9,021	$432,557
ScanSource, Inc.(b)	3,041	90,804
		2,951,027
Materials-2.79%
AdvanSix, Inc.	3,493	143,772
FutureFuel Corp.	2,993	26,458
Sylvamo Corp.	4,518	244,379
TimkenSteel Corp.(b)	5,580	104,346
Tredegar Corp.	3,338	34,515
Warrior Met Coal, Inc.	6,614	243,527
		796,997
Real Estate-2.05%
Douglas Elliman, Inc.	10,033	41,336
Elme Communities	10,377	205,049
Franklin Street Properties Corp.	12,812	37,411
iStar, Inc.	11,021	88,499
Marcus & Millichap, Inc.(c)	3,474	129,372
Safehold, Inc.	4	108
Universal Health Realty Income Trust	1,622	85,139
		586,914
Total Common Stocks & Other Equity Interests (Cost $27,929,751)		28,513,914
	Shares	Value
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(e)(f) (Cost $17,160)	17,160	$17,160
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $27,946,911)		28,531,074
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.79%
Invesco Private Government Fund, 3.83%(e)(f)(g)	1,504,534	1,504,534
Invesco Private Prime Fund, 4.15%(e)(f)(g)	3,866,946	3,867,719
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,371,583)		5,372,253
TOTAL INVESTMENTS IN SECURITIES-118.60% (Cost $33,318,494)		33,903,327
OTHER ASSETS LESS LIABILITIES-(18.60)%		(5,316,015)
NET ASSETS-100.00%		$28,587,312

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Restricted security. The value of this security at November 30, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$30,502	$139,198	$(152,540)	$-	$-	$17,160	$107
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,816,125	4,037,986	(4,349,577)	-	-	1,504,534	13,613*
Invesco Private Prime Fund	4,670,036	9,615,777	(10,418,408)	506	(192)	3,867,719	36,597*
Total	$6,516,663	$13,792,961	$(14,920,525)	$506	$(192)	$5,389,413	$50,317

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022, for each Fund (except for S&P 500® ex-Rate Sensitive Low Volatility ETF, S&P 500 Minimum Variance ETF and S&P 500 Momentum ETF). As of November 30, 2022, all of the securities in S&P 500® ex-Rate Sensitive Low Volatility ETF, S&P 500 Minimum Variance ETF and S&P 500 Momentum ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco ESG S&P 500 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$10,324,874	$-	$-	$10,324,874
Money Market Funds	4,608	220,101	-	224,709
Total Investments	$10,329,482	$220,101	$-	$10,549,583
Invesco Russell 1000 Enhanced Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,645,871	$-	$-	$2,645,871
Money Market Funds	-	162,978	-	162,978
Total Investments	$2,645,871	$162,978	$-	$2,808,849
Invesco Russell 1000 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$629,124,565	$-	$141,042	$629,265,607
Money Market Funds	-	97,514,025	-	97,514,025
Total Investments	$629,124,565	$97,514,025	$141,042	$726,779,632
Invesco Russell 1000 Low Beta Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,930,529	$-	$-	$8,930,529
Money Market Funds	-	742,114	-	742,114
Total Investments	$8,930,529	$742,114	$-	$9,672,643
Invesco S&P 500® Enhanced Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$149,488,346	$-	$-	$149,488,346
Money Market Funds	-	880,591	-	880,591
Total Investments	$149,488,346	$880,591	$-	$150,368,937

	Level 1	Level 2	Level 3	Total
Invesco S&P 500® High Beta ETF
Investments in Securities
Common Stocks & Other Equity Interests	$511,935,108	$-	$-	$511,935,108
Money Market Funds	144,448	40,293,992	-	40,438,440
Total Investments	$512,079,556	$40,293,992	$-	$552,373,548
Invesco S&P 500® High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,948,650,066	$-	$-	$3,948,650,066
Money Market Funds	-	214,157,074	-	214,157,074
Total Investments	$3,948,650,066	$214,157,074	$-	$4,162,807,140
Invesco S&P 500® Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$10,662,976,015	$-	$-	$10,662,976,015
Money Market Funds	708,887	34,986,408	-	35,695,295
Total Investments	$10,663,684,902	$34,986,408	$-	$10,698,671,310
Invesco S&P 500 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$756,299,411	$-	$-	$756,299,411
Money Market Funds	316,691	22,290,651	-	22,607,342
Total Investments	$756,616,102	$22,290,651	$-	$778,906,753
Invesco S&P MidCap 400 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$262,740,733	$-	$-	$262,740,733
Money Market Funds	98,061	34,064,209	-	34,162,270
Total Investments	$262,838,794	$34,064,209	$-	$296,903,003
Invesco S&P MidCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,206,387,785	$-	$-	$1,206,387,785
Money Market Funds	-	106,297,242	-	106,297,242
Total Investments	$1,206,387,785	$106,297,242	$-	$1,312,685,027
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$105,955,350	$-	$0	$105,955,350
Money Market Funds	22,472	16,227,442	-	16,249,914
Total Investments	$105,977,822	$16,227,442	$0	$122,205,264
Invesco S&P SmallCap High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$20,045,854	$-	$-	$20,045,854
Money Market Funds	1,592	4,816,281	-	4,817,873
Total Investments	$20,047,446	$4,816,281	$-	$24,863,727
Invesco S&P SmallCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$745,193,644	$-	$-	$745,193,644
Money Market Funds	-	59,261,103	-	59,261,103
Total Investments	$745,193,644	$59,261,103	$-	$804,454,747
Invesco S&P SmallCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$28,513,914	$-	$-	$28,513,914
Money Market Funds	17,160	5,372,253	-	5,389,413
Total Investments	$28,531,074	$5,372,253	$-	$33,903,327